Quarterly Report
September 30, 2020
SSGA Active Trust
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund or private client invested in the Portfolio. Generally, shares of the Portfolio may be purchased only by or on behalf of other registered investment companies or private clients for which the Adviser or an affiliate serves as investment adviser (or in a similar capacity). This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
COMMODITIES — 19.9%
Invesco DB Gold Fund	32,513	$1,799,920
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (a)	626,454	8,563,626
		10,363,546
DOMESTIC EQUITY — 2.3%
The Energy Select Sector SPDR Fund (a)(b)	39,234	1,175,058
INFLATION LINKED — 17.2%
SPDR Portfolio TIPS ETF (a)(b)	289,536	8,937,976
INTERNATIONAL EQUITY — 15.0%
SPDR S&P Global Infrastructure ETF (b)	139,832	6,215,532
VanEck Vectors Agribusiness ETF (a)	23,503	1,586,218
		7,801,750
INTERNATIONAL FIXED INCOME — 10.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)(b)	96,369	5,226,573
NATURAL RESOURCES — 26.4%
SPDR S&P Global Natural Resources ETF (a)(b)	311,279	11,688,526
SPDR S&P Metals & Mining ETF (a)(b)	87,608	2,036,010
		13,724,536
REAL ESTATE — 8.9%
SPDR Dow Jones International Real Estate ETF (a)(b)	87,011	2,585,097
SPDR Dow Jones REIT ETF (a)(b)	26,097	2,034,783
		4,619,880
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $59,895,687)		51,849,319
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 17.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	76,021	$76,021
State Street Navigator Securities Lending Portfolio II (e)(f)	8,799,575	8,799,575
TOTAL SHORT-TERM INVESTMENTS (Cost $8,875,595)		$8,875,596
TOTAL INVESTMENTS—116.9% (Cost $68,771,282)		60,724,915
LIABILITIES IN EXCESS OF OTHER ASSETS—(16.9)%		(8,790,951)
NET ASSETS—100.0%		$51,933,964
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$51,849,319	$—	$—	$51,849,319
Short-Term Investments	8,875,596	—	—	8,875,596
TOTAL INVESTMENTS	$60,724,915	$—	$—	$60,724,915
See accompanying notes to schedule of investments.

SPDR SSGA MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Dow Jones International Real Estate ETF	124,317	$3,582,816	$—	$1,110,051	$(398,435)	$510,767	87,011	$2,585,097	$23,660
SPDR Dow Jones REIT ETF	38,078	2,971,226	—	965,824	(183,067)	212,448	26,097	2,034,783	17,197
SPDR FTSE International Government Inflation-Protected Bond ETF	80,439	4,223,048	1,203,894	321,195	2,358	118,468	96,369	5,226,573	17,386
SPDR Portfolio TIPS ETF	313,232	9,440,812	399,031	1,117,560	48,820	166,873	289,536	8,937,976	41,937
SPDR S&P Global Infrastructure ETF	129,115	5,650,072	825,059	365,734	(3,192)	109,327	139,832	6,215,532	—
SPDR S&P Global Natural Resources ETF	309,534	11,431,091	787,214	724,416	(36,067)	230,704	311,279	11,688,526	—
SPDR S&P Metals & Mining ETF	50,635	1,072,956	910,237	94,246	(3,071)	150,134	87,608	2,036,010	6,554
State Street Institutional U.S. Government Money Market Fund, Class G Shares	228,808	228,808	178,647	331,434	—	—	76,021	76,021	29
State Street Navigator Securities Lending Portfolio II	10,616,057	10,616,056	54,790,555	56,607,036	—	—	8,799,575	8,799,575	20,479
The Energy Select Sector SPDR Fund	36,394	1,377,513	348,052	261,680	(171,843)	(116,984)	39,234	1,175,058	21,591
Total		$50,594,398	$59,442,689	$61,899,176	$(744,497)	$1,381,737		$48,775,151	$148,833
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC EQUITY — 27.6%
iShares Mortgage Real Estate ETF (a)	180,595	$4,652,127
SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	608,460	16,671,804
SPDR Wells Fargo Preferred Stock ETF (a)(b)	111,226	4,834,994
		26,158,925
DOMESTIC FIXED INCOME — 49.3%
SPDR Blackstone / GSO Senior Loan ETF (a)(b)	215,511	9,637,652
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	71,926	4,954,982
SPDR Bloomberg Barclays High Yield Bond ETF (b)	141,992	14,805,506
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	209,297	7,693,758
SPDR Portfolio Long Term Corporate Bond ETF (b)	180,863	5,747,826
SPDR Portfolio Long Term Treasury ETF (b)	82,539	3,857,873
		46,697,597
INTERNATIONAL EQUITY — 12.8%
SPDR Portfolio Europe ETF (b)	84,985	2,786,777
SPDR S&P Global Infrastructure ETF (b)	105,478	4,688,497
SPDR S&P International Dividend ETF (a)(b)	137,848	4,649,613
		12,124,887
INTERNATIONAL FIXED INCOME — 10.1%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	361,779	9,507,552
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $101,578,137)		94,488,961
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 13.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	204,458	$204,458
State Street Navigator Securities Lending Portfolio II (e)(f)	12,825,193	12,825,193
TOTAL SHORT-TERM INVESTMENTS (Cost $13,029,651)		$13,029,651
TOTAL INVESTMENTS—113.5% (Cost $114,607,788)		107,518,612
LIABILITIES IN EXCESS OF OTHER ASSETS—(13.5)%		(12,814,907)
NET ASSETS—100.0%		$94,703,705
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at September 30, 2020.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$94,488,961	$—	$—	$94,488,961
Short-Term Investments	13,029,651	—	—	13,029,651
TOTAL INVESTMENTS	$107,518,612	$—	$—	$107,518,612
See accompanying notes to schedule of investments.

SPDR SSGA INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Blackstone / GSO Senior Loan ETF	301,443	$13,076,597	$231,636	$4,025,713	$(81,369)	$436,501	215,511	$9,637,652	$153,989
SPDR Bloomberg Barclays Convertible Securities ETF	110,491	6,684,706	100,714	2,607,680	451,051	326,191	71,926	4,954,982	25,571
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	496,684	13,018,088	502,113	4,087,869	(2,139)	77,359	361,779	9,507,552	117,628
SPDR Bloomberg Barclays High Yield Bond ETF	151,472	15,322,908	3,653,049	4,615,473	56,541	388,481	141,992	14,805,506	192,192
SPDR Portfolio Europe ETF	120,535	3,787,511	17,495	1,203,487	35,377	149,881	84,985	2,786,777	14,778
SPDR Portfolio Intermediate Term Corporate Bond ETF	254,744	9,305,798	1,446,796	3,112,092	111,351	(58,095)	209,297	7,693,758	44,605
SPDR Portfolio Long Term Corporate Bond ETF	258,039	8,179,836	315,934	2,832,869	356,011	(271,086)	180,863	5,747,826	53,950
SPDR Portfolio Long Term Treasury ETF	230,530	10,814,162	311,396	7,268,498	973,829	(973,016)	82,539	3,857,873	37,023
SPDR Portfolio S&P 500 High Dividend ETF	579,022	16,125,763	6,273,732	5,528,472	108,562	(307,781)	608,460	16,671,804	159,860
SPDR Portfolio TIPS ETF	112,242	3,382,974	69,840	3,523,572	233,124	(162,366)	—	—	12,157
SPDR S&P Global Infrastructure ETF	137,414	6,013,237	372,397	1,831,684	(33,739)	168,286	105,478	4,688,497	—
SPDR S&P International Dividend ETF	148,835	4,930,904	2,959,013	3,316,333	(370,501)	446,530	137,848	4,649,613	55,748
SPDR Wells Fargo Preferred Stock ETF	155,828	6,521,402	100,641	2,017,368	(9,620)	239,939	111,226	4,834,994	73,927
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,736	161,736	1,443,995	1,401,273	—	—	204,458	204,458	109
State Street Navigator Securities Lending Portfolio II	21,343,138	21,343,138	75,874,414	84,392,359	—	—	12,825,193	12,825,193	59,781
Total		$138,668,760	$93,673,165	$131,764,742	$1,828,478	$460,824		$102,866,485	$1,001,318
See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.2%
COMMODITIES — 3.9%
Invesco DB Gold Fund	176,529	$9,772,646
DOMESTIC EQUITY — 35.0%
SPDR S&P 500 ETF Trust (a)(b)	200,930	67,289,448
SPDR S&P MidCap 400 ETF Trust (a)(b)	14,744	4,995,710
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	17,088	2,511,594
The Consumer Staples Select Sector SPDR Fund (a)(b)	77,773	4,985,249
The Industrial Select Sector SPDR Fund (a)(b)	32,606	2,510,010
The Technology Select Sector SPDR Fund (a)(b)	43,395	5,064,196
		87,356,207
DOMESTIC FIXED INCOME — 26.2%
SPDR Bloomberg Barclays High Yield Bond ETF (a)(b)	336,479	35,084,665
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	686,421	25,232,836
SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	158,245	5,029,026
		65,346,527
INFLATION LINKED — 5.1%
SPDR Portfolio TIPS ETF (a)(b)	409,564	12,643,241
INTERNATIONAL EQUITY — 27.0%
SPDR Portfolio Developed World ex-US ETF (a)(b)	1,360,969	39,821,953
SPDR Portfolio Emerging Markets ETF (a)(b)	480,796	17,577,902
SPDR S&P Emerging Markets SmallCap ETF (a)(b)	56,074	2,488,564
SPDR S&P International Small Cap ETF (a)	251,217	7,626,948
		67,515,367
Security Description	Shares	Value
INTERNATIONAL FIXED INCOME — 1.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)(b)	94,983	$2,496,153
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $221,669,276)		245,130,141
SHORT-TERM INVESTMENTS — 16.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	4,154,510	4,154,510
State Street Navigator Securities Lending Portfolio II (e)(f)	36,460,575	36,460,575
TOTAL SHORT-TERM INVESTMENTS (Cost $40,615,085)		$40,615,085
TOTAL INVESTMENTS—114.5% (Cost $262,284,361)		285,745,226
LIABILITIES IN EXCESS OF OTHER ASSETS—(14.5)%		(36,134,456)
NET ASSETS—100.0%		$249,610,770
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR SSGA GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$245,130,141	$—	$—	$245,130,141
Short-Term Investments	40,615,085	—	—	40,615,085
TOTAL INVESTMENTS	$285,745,226	$—	$—	$285,745,226
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	91,620	$2,401,360	$118,935	$29,505	$1,149	$4,214	94,983	$2,496,153	$24,503
SPDR Bloomberg Barclays High Yield Bond ETF	257,809	26,079,959	8,661,717	360,296	22,148	681,137	336,479	35,084,665	391,788
SPDR Bloomberg Barclays International Corporate Bond ETF	143,333	4,818,870	22,283	5,175,114	155,509	178,452	—	—	6,871
SPDR Dow Jones International Real Estate ETF	153,639	4,427,876	6,687	4,488,697	(916,599)	970,733	—	—	—
SPDR Portfolio Developed World ex-US ETF	1,424,858	39,354,578	8,804,787	10,672,698	(529,162)	2,864,448	1,360,969	39,821,953	—
SPDR Portfolio Emerging Markets ETF	501,104	16,766,940	851,448	1,579,478	(77,678)	1,616,670	480,796	17,577,902	—
SPDR Portfolio Intermediate Term Corporate Bond ETF	1,018,040	37,189,001	232,766	12,444,214	616,563	(361,280)	686,421	25,232,836	184,595
SPDR Portfolio Long Term Corporate Bond ETF	158,470	5,023,499	2,599,990	2,519,579	(49,824)	(25,060)	158,245	5,029,026	43,711
SPDR Portfolio TIPS ETF	414,567	12,495,049	472,045	618,293	24,564	269,876	409,564	12,643,241	56,752
SPDR S&P 500 ETF Trust	151,960	46,858,385	16,799,287	683,671	236,115	4,079,332	200,930	67,289,448	268,287
SPDR S&P Emerging Markets SmallCap ETF	59,550	2,431,426	68,396	218,531	2,295	204,978	56,074	2,488,564	—
SPDR S&P International Small Cap ETF	252,679	6,910,771	328,715	390,823	(15,753)	794,038	251,217	7,626,948	—
SPDR S&P MidCap 400 ETF Trust	13,834	4,488,995	669,237	402,718	37,858	202,338	14,744	4,995,710	15,187
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,054,699	4,054,699	1,575,263	1,475,452	—	—	4,154,510	4,154,510	1,273
State Street Navigator Securities Lending Portfolio II	61,808,691	61,808,691	399,285,763	424,633,879	—	—	36,460,575	36,460,575	89,049
The Consumer Discretionary Select Sector SPDR Fund	—	—	4,881,051	2,925,088	300,926	254,705	17,088	2,511,594	5,207
The Consumer Staples Select Sector SPDR Fund	—	—	4,929,029	292,887	17,840	331,267	77,773	4,985,249	29,204
The Financial Select Sector SPDR Fund	183,714	4,251,142	6,426	4,225,119	(1,050,067)	1,017,618	—	—	—
The Health Care Select Sector SPDR Fund	47,216	4,724,905	7,170	4,747,238	(173,440)	188,603	—	—	—
The Industrial Select Sector SPDR Fund	—	—	2,526,820	3,803	11	(13,018)	32,606	2,510,010	9,924
The Technology Select Sector SPDR Fund	48,236	5,040,180	37,128	567,875	68,608	486,155	43,395	5,064,196	10,666
Total		$289,126,326	$452,884,943	$478,454,958	$(1,328,937)	$13,745,206		$275,972,580	$1,137,017
See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 87.4% (a)
ADVERTISING SERVICES — 0.6%
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/17/2026	$9,580,355	$9,369,922
AEROSPACE & DEFENSE — 1.0%
TransDigm, Inc.:
Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.40%, 5/30/2025	1,714,676	1,624,235
Senior Secured 2020 Term Loan F, 1 Month USD LIBOR + 2.25%, 2.40%, 12/9/2025	10,894,219	10,319,222
Senior Secured 2020 Term Loan G, 1 Month USD LIBOR + 2.25%, 2.40%, 8/22/2024	4,445,415	4,218,343
		16,161,800
AUTO COMPONENTS — 1.9%
Clarios Global LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 4/30/2026	21,574,359	21,075,452
USI, Inc.:
Senior Secured 2017 Repriced Term Loan, 3 Month USD LIBOR + 3.00%, 3.22%, 5/16/2024	1,318,082	1,277,439
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 4.22%, 12/2/2026	7,177,204	7,125,600
		29,478,491
BUILDING PRODUCTS — 1.1%
Builders FirstSource, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 2/29/2024	216,417	213,869
Cornerstone Building Brands, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 4/12/2025	13,731,003	13,535,817
Security Description	Principal Amount	Value
CPG International, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 5/5/2024	$2,588,894	$2,587,276
		16,336,962
CAPITAL MARKETS — 0.3%
AqGen Ascensus, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 12/13/2026	5,182,379	5,156,493
CHEMICALS — 1.5%
Ascend Performance Materials Operations LLC Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 8/27/2026	3,947,594	3,949,232
Composite Resins Holding B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 4.25%, 5.47%, 8/1/2025	6,988,768	6,918,880
PQ Corporation Senior Secured 2020 USD Incremental Term Loan B, 3 Month USD LIBOR + 3.00%, 4.00%, 2/7/2027	2,307,384	2,301,904
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 10/1/2025	10,829,808	10,520,400
		23,690,416
COMMERCIAL SERVICES — 0.5%
ERM Emerald US Inc. Senior Secured USD Term Loan B1, 3 Month USD LIBOR + 3.25%, 3.47%, 7/10/2026	5,090,206	5,020,216
LegalZoom.com, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.65%, 11/21/2024	2,627,617	2,610,103
		7,630,319
COMMERCIAL SERVICES & SUPPLIES — 9.0%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 7/10/2026	12,914,661	12,800,495

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ancestry.com Operations, Inc.:
Senior Secured 2019 Extended Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 8/27/2026	$5,134,971	$5,135,869
Senior Secured Term Loan B, 10/19/2023 (b)	4,900,467	4,903,530
Asurion LLC:
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 6.65%, 8/4/2025	18,979,651	19,048,832
Senior Secured 2018 Term Loan B6, 1 Month USD LIBOR + 3.00%, 3.15%, 11/3/2023	10,539,720	10,402,493
Senior Secured 2018 Term Loan B7, 1 Month USD LIBOR + 3.00%, 3.15%, 11/3/2024	8,269,183	8,143,450
Cast and Crew Payroll LLC Senior Secured 2019 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 2/9/2026	4,522,404	4,340,377
Coinamatic Canada, Inc. Senior Secured Canadian 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	422,570	416,272
Comet Acquisition, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.25%, 3.47%, 10/24/2025	4,019,318	3,948,980
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.76%, 7/24/2026	538,384	519,879
EnergySolutions LLC Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.75%, 4.75%, 5/9/2025	5,229,974	5,020,775
Garda World Security Corporation Senior Secured 2019 1st Lien Term Loan B, 1 Month USD LIBOR + 4.75%, 4.90%, 10/30/2026	10,316,877	10,282,058
Guidehouse LLP Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.50%, 4.65%, 5/1/2025	4,529,468	4,495,519
Security Description	Principal Amount	Value
Learning Care Group, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 3/13/2025	$4,935,308	$4,522,001
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 2/27/2025	939,471	928,756
National Intergovernmental Purchasing Alliance Co. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 3.97%, 5/23/2025	5,611,946	5,509,051
Packers Holdings LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 12/4/2024	802,569	790,531
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.25%, 9/23/2026	11,493,387	11,407,187
SSH Group Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.47%, 7/30/2025	5,213,414	4,961,450
USS Ultimate Holdings, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 8/25/2024	5,790,355	5,725,214
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.65%, 8/27/2025	12,541,948	12,458,857
VT Topco, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 8/1/2025	4,524,025	4,320,444
		140,082,020
COMMUNICATIONS EQUIPMENT — 0.4%
CommScope, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 4/6/2026	5,468,136	5,343,653

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Securus Technologies Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 4.50%, 5.50%, 11/1/2024	$1,563,862	$1,302,408
		6,646,061
COMPUTER SERVICES — 0.9%
ConvergeOne Holdings, Inc. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 5.00%, 5.15%, 1/4/2026	7,126,225	6,562,826
Genuine Financial Holdings LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 7/11/2025	8,786,668	8,077,496
		14,640,322
COMPUTERS — 0.2%
Brave Parent Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 4/18/2025	2,916,553	2,883,742
CONSTRUCTION MATERIALS — 0.0% (c)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023	295,867	293,525
CONTAINERS & PACKAGING — 1.0%
Graham Packaging Company, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 8/4/2027	6,887,755	6,860,996
Reynolds Group Holdings, Inc. Senior Secured 2020 Term Loan, 2/3/2026 (b)	2,692,308	2,651,923
Trident TPI Holdings, Inc. Senior Secured 2017 USD Term Loan B1, 3 Month USD LIBOR + 3.00%, 4.00%, 10/17/2024	6,080,495	5,947,485
		15,460,404
Security Description	Principal Amount	Value
CONTAINERS-PAPER/PLASTIC — 0.2%
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 12/29/2023	$2,707,164	$2,653,874
COSMETICS&TOILETRIES — 1.1%
Sunshine Luxembourg VII SARL Senior Secured USD Term Loan B1, 6 Month USD LIBOR + 4.25%, 5.25%, 10/1/2026	17,160,902	17,097,921
DIVERSIFIED CONSUMER SERVICES — 1.0%
Cambium Learning Group, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.50%, 4.72%, 12/18/2025	9,920,118	9,820,917
GI Revelation Acquisition LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 5.00%, 5.15%, 4/16/2025	3,759,425	3,637,244
WASH Multifamily Laundry Systems LLC Senior Secured 2015 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.25%, 5/14/2022	2,824,152	2,782,057
		16,240,218
DIVERSIFIED FINANCIAL SERVICES — 5.2%
Advisor Group, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.15%, 7/31/2026	14,465,902	14,050,007
Camelot U.S. Acquisition 1 Co. Senior Secured 2020 Incremental Term Loan, 10/30/2026 (b)	7,194,244	7,171,763
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027	13,894,719	13,842,614

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Edelman Financial Center LLC Senior Secured 2018 2nd Lien Term Loan, 1 Month USD LIBOR + 6.75%, 6.89%, 7/20/2026	$769,231	$739,185
GT Polaris, Inc. Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 8/4/2027	3,031,250	3,014,199
IG Investment Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 5/23/2025	6,462,622	6,387,915
LDiscovery LLC Senior Secured Term Loan, 3 Month USD LIBOR + 5.88%, 6.88%, 12/9/2022	8,390,008	8,033,432
Minotaur Acquisition, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 5.00%, 5.15%, 3/27/2026	6,888,409	6,589,934
UFC Holdings LLC Senior Secured 2019 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	11,591,465	11,421,244
William Morris Endeavor Entertainment LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 2.90%, 5/18/2025	12,427,442	10,697,977
		81,948,270
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Altice France S.A. Senior Secured USD Term Loan B12, 1 Month USD LIBOR + 3.69%, 3.84%, 1/31/2026	11,215,840	10,844,316
ELECTRICAL EQUIPMENT — 0.3%
EXC Holdings III Corp. Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 12/2/2024	4,540,592	4,503,723
Security Description	Principal Amount	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
CPI International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 4.50%, 7/26/2024	$2,540,745	$2,470,875
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	9,364,580	9,282,639
		11,753,514
ENERGY-ALTERNATE SOURCES — 0.0% (c)
Granite Acquisition Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 9/19/2022	262,074	261,080
ENTERTAINMENT — 1.1%
Crown Finance US, Inc.:
Senior Secured 2018 USD Term Loan, 6 Month USD LIBOR + 2.50%, 2.77%, 2/28/2025	7,824,080	5,264,393
Senior Secured 2019 Incremental Term Loan, 6 Month USD LIBOR + 2.75%, 3.02%, 9/30/2026	1,488,722	993,908
Diamond Sports Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 8/24/2026	14,524,724	11,401,909
		17,660,210
FINANCIAL SERVICES — 0.2%
AI Alpine AT Bidco GmbH Senior Secured 2018 USD Term Loan B, 6 Month USD LIBOR + 3.00%, 4.21%, 10/31/2025	3,980,201	3,701,587
FOOD PRODUCTS — 0.1%
Chobani LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 10/10/2023	1,822,778	1,807,968

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
HAND/MACHINE TOOLS AND RELATED PRODUCTS — 0.9%
Apex Tool Group LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 5.25%, 6.50%, 8/1/2024	$15,100,358	$14,356,665
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Carestream Health, Inc. Senior Secured 2020 Extended 2nd Lien PIK Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 8/8/2023	18,039,634	14,476,806
Milano Acquisition Corp Senior Secured Term Loan B, 10/1/2027 (b)	5,000,000	4,959,375
		19,436,181
HEALTH CARE PROVIDERS & SERVICES — 10.6%
Alphabet Holding Company, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 9/26/2024	11,153,998	10,877,155
American Renal Holdings Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 5.00%, 5.15%, 6/21/2024	517,927	501,094
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 4.75%, 2/11/2026	16,904,112	16,713,941
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 3.90%, 2/27/2026	1,515,387	1,406,787
Certara L.P. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.50%, 3.72%, 8/15/2024	1,627,008	1,602,603
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 6/7/2023	5,121,024	5,044,670
CPI Holdco LLC Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 4.25%, 4.40%, 11/4/2026	512,887	511,284
Security Description	Principal Amount	Value
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025	$38,956,393	$28,299,092
ExamWorks Group, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 7/27/2023	2,953,966	2,939,196
Global Medical Response, Inc. Senior Secured 2017 Term Loan B2, 3 Month USD LIBOR + 4.25%, 5.25%, 3/14/2025	12,120,759	11,787,439
Loire Finco Luxembourg S.a.r.l. Senior Secured Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 4/21/2027	2,793,000	2,730,157
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023	7,383,412	7,279,269
Ortho-Clinical Diagnostics SA Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.41%, 6/30/2025	9,997,295	9,592,404
Pathway Vet Alliance LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 3/31/2027	3,718,029	3,668,300
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 11/16/2025	8,811,947	8,578,783
Surgery Center Holdings, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/3/2024	26,225,658	24,794,131
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	25,749,537	21,711,881

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. Anesthesia Partners, Inc. Senior Secured 2017 Term Loan, 6 Month USD LIBOR + 3.00%, 4.00%, 6/23/2024	$7,408,738	$7,026,411
		165,064,597
HOTELS, RESTAURANTS & LEISURE — 3.2%
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 12/23/2024	23,938,461	22,495,212
Scientific Games International, Inc. Senior Secured 2018 Term Loan B5, 6 Month USD LIBOR + 2.75%, 3.61%, 8/14/2024	17,478,415	16,490,360
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 5.22%, 5/29/2026	15,254,299	9,556,818
Senior Secured 2020 Stub Term Loan, 2/28/2025 (b)	625,030	602,570
Senior Secured 2020 Super Priority Term Loan, 2/28/2025 (b)	892,461	867,918
		50,012,878
INSURANCE — 3.6%
AmWINS Group, Inc. Senior Secured Term Loan, 1/25/2024 (b)	2,232,995	2,217,889
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/12/2027	7,838,663	7,625,882
Broadstreet Partners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 1/27/2027	309,756	302,361
Hub International, Ltd.:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.26%, 4/25/2025	13,981,774	13,548,829
Senior Secured 2019 Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 4/25/2025	5,397,065	5,392,855
Security Description	Principal Amount	Value
NFP Corp. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 2/15/2027	$14,472,257	$13,935,626
Sedgwick Claims Management Services, Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 12/31/2025	7,655,060	7,401,524
Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 9/3/2026	6,002,948	5,931,663
		56,356,629
INTERACTIVE MEDIA & SERVICES — 2.0%
Ivanti Software, Inc. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 1/20/2024	11,199,316	11,154,966
Rackspace Hosting, Inc. Senior Secured 2017 Incremental 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 11/3/2023	20,427,036	20,095,199
		31,250,165
IT SERVICES — 2.2%
Access CIG LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 3.91%, 2/27/2025	13,512,489	13,252,846
TierPoint LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 5/6/2024	3,072,719	3,000,941
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	6,654,020	6,265,192
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025	12,092,055	11,736,851
		34,255,830

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
LIFE SCIENCES TOOLS & SERVICES — 0.1%
Albany Molecular Research, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 8/30/2024	$1,180,327	$1,167,296
eResearchTechnology, Inc. Senior Secured 2020 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 5.50%, 2/4/2027	997,500	994,797
		2,162,093
MACHINERY — 1.5%
Engineered Machinery Holdings, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 7/19/2024	4,862,500	4,757,154
Hillman Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 5/31/2025	12,474,172	12,254,128
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.36%, 3/28/2025	6,170,458	5,848,761
		22,860,043
MACHINERY-CONSTRUCTION & MINING — 0.6%
Brookfield WEC Holdings Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.75%, 8/1/2025	9,581,988	9,362,944
MEDIA — 4.8%
Entercom Media Corp. Senior Secured 2019 Term Loan, 1 Month USD LIBOR + 2.50%, 2.64%, 11/18/2024	3,989,169	3,761,447
Entravision Communications Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 11/29/2024	4,510,345	4,314,889
MH Sub I LLC Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 9/13/2024	28,296,814	27,610,616
Security Description	Principal Amount	Value
Radiate Holdco, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 9/25/2026	$6,909,352	$6,803,328
Recorded Books Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.16%, 8/29/2025	2,515,888	2,503,309
Univision Communications Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.75%, 4.75%, 3/15/2026	4,330,942	4,227,714
UPC Broadband Holding B.V.:
Senior Secured 2020 USD Term Loan B1, 1/31/2029 (b)	7,496,124	7,301,225
Senior Secured 2020 USD Term Loan B2, 1/31/2029 (b)	7,496,124	7,301,225
WideOpenWest Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 8/18/2023	11,290,675	11,152,195
		74,975,948
MULTILINE RETAIL — 0.2%
AI Aqua Merger Sub, Inc. Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 12/13/2023	3,205,376	3,141,268
OIL, GAS & CONSUMABLE FUELS — 0.5%
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.22%, 2/7/2025	7,993,921	7,860,263
PHARMACEUTICALS — 2.4%
Amneal Pharmaceuticals LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.69%, 5/4/2025	11,943,114	11,299,918
Arbor Pharmaceuticals, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 6.00%, 7/5/2023	4,398,694	4,088,058

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Endo Luxembourg Finance Co. I S.a.r.l. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 4.25%, 5.00%, 4/29/2024	$21,732,289	$20,785,414
Packaging Coordinators Midco, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 6/30/2023	972,399	971,183
		37,144,573
POLLUTION CONTROL — 0.0% (c)
Core & Main L.P. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 8/1/2024	147,632	145,463
PROFESSIONAL SERVICES — 1.5%
Advantage Sales & Marketing, Inc. Senior Secured 2014 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 7.50%, 7/25/2022	12,369,542	11,999,322
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 3.89%, 2/6/2026	997,494	989,015
GlobalLogic Holdings Inc. Senior Secured 2020 Term Loan B2, 1 Month USD LIBOR + 3.75%, 4.50%, 9/14/2027	3,238,342	3,222,150
KUEHG Corp. Senior Secured 2018 Incremental Term Loan, 3 Month USD LIBOR + 3.75%, 4.75%, 2/21/2025	8,175,906	7,524,409
		23,734,896
RECYCLING — 0.3%
Tunnel Hill Partners LP Senior Secured Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/6/2026	4,672,212	4,532,046
RETAIL-RESTAURANTS — 1.8%
IRB Holding Corp Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025	13,935,811	13,341,589
Security Description	Principal Amount	Value
K-Mac Holdings Corp. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 3/14/2025	$5,822,594	$5,631,904
SRS Distribution, Inc. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.15%, 5/23/2025	6,683,095	6,523,870
Tacala LLC Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 2/5/2027	3,356,473	3,256,383
		28,753,746
SEMICONDUCTOR EQUIPMENT — 0.1%
MA FinanceCo. LLC Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 2.65%, 6/21/2024	296,343	283,193
Seattle Spinco, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.50%, 2.65%, 6/21/2024	2,001,279	1,912,472
		2,195,665
SOFTWARE — 14.5%
Applied Systems, Inc. Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 9/19/2024	7,886,381	7,853,928
Banff Merger Sub, Inc. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 10/2/2025	15,749,017	15,328,440
CT Technologies Intermediate Holdings, Inc. Senior Secured New 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 5.25%, 12/1/2021	2,201,226	2,126,252
DCert Buyer, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 10/16/2026	1,027,762	1,017,325
ECI Macola Max Holdings LLC:
Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 5.25%, 9/27/2024	280,190	278,877

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Senior Secured 2020 Term Loan, 9/30/2027 (b)	$7,222,222	$7,174,844
Epicor Software Corporation:
Senior Secured 2020 2nd Lien Term Loan, 1 Month USD LIBOR + 7.75%, 8.75%, 7/31/2028	3,355,932	3,460,805
Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.25%, 5.25%, 7/30/2027	5,558,987	5,557,069
Finastra USA, Inc. Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024	20,447,240	19,174,400
Flexera Software LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 4.25%, 2/26/2025	5,147,770	5,122,829
Help/Systems Holdings, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.75%, 5.75%, 11/19/2026	10,410,268	10,345,256
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 7/1/2024	21,630,990	21,572,370
Imperva, Inc. Senior Secured 2nd Lien Term Loan, 3 Month USD LIBOR + 7.75%, 8.75%, 1/10/2027	2,312,694	2,223,481
Informatica LLC Senior Secured 2020 USD 2nd Lien Term Loan, 3 Month USD LIBOR + 7.13%, 7.13%, 2/25/2025	587,888	598,667
MA FinanceCo. LLC Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 4.25%, 5.25%, 6/5/2025	5,281,690	5,266,268
Mitchell International, Inc.:
Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 11/29/2024	3,547,473	3,402,133
Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 7.25%, 7.40%, 12/1/2025	3,709,210	3,534,877
Security Description	Principal Amount	Value
Senior Secured 2020 Add-On Term Loan, 1 Month USD LIBOR + 4.25%, 4.75%, 11/29/2024	$11,000,000	$10,814,430
NAVEX TopCo, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 9/5/2025	439,723	429,051
Navicure, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.00%, 4.75%, 10/22/2026	5,952,381	5,915,179
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/26/2024	12,922,214	12,736,457
Project Angel Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.75%, 4.82%, 5/30/2025	3,009,113	2,971,499
Project Boost Purchaser LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 6/1/2026	9,369,115	9,121,255
Project Leopard Holdings, Inc.:
Senior Secured 2018 Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 7/7/2023	2,268,875	2,239,096
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 7/7/2023	6,491,128	6,400,512
Project Ruby Ultimate Parent Corp. Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/9/2024	2,307,255	2,287,066
Quest Software US Holdings, Inc.:
Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.25%, 4.51%, 5/16/2025	2,532,300	2,486,934
Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 8.51%, 5/18/2026	3,886,053	3,654,833

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rocket Software, Inc. Senior Secured 2018 2nd Lien Term Loan, 3 Month USD LIBOR + 8.25%, 8.51%, 11/27/2026	$4,000,000	$3,738,000
Sophia, L.P. Senior Secured 2020 1st Lien Term Loan, 10/7/2027 (b)	6,644,518	6,611,296
STG-Fairway Holdings LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 3.25%, 3.47%, 1/31/2027	9,996,685	9,796,751
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.75%, 3/5/2027	2,021,905	1,983,630
Syncsort Incorporated:
Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 6.25%, 6.51%, 8/16/2024	7,277,998	7,183,603
Senior Secured Term Loan B, 3 Month USD LIBOR + 6.00%, 7.00%, 8/16/2024	2,149,106	2,127,615
Ultimate Software Group Inc(The) Senior Secured 2020 Incremental Term Loan B, 5/4/2026 (b)	8,000,000	7,992,040
Veritas US Inc. Senior Secured 2020 USD Term Loan B, 3 Month USD LIBOR + 5.50%, 6.50%, 9/1/2025	14,229,587	13,956,877
		226,483,945
SPECIALTY RETAIL — 6.0%
Bass Pro Group LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 5.75%, 9/25/2024	29,306,602	29,105,266
Michaels Stores, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 2.50%, 3.50%, 1/30/2023	3,863,486	3,860,588
Petco Animal Supplies, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.25%, 4.25%, 1/26/2023	27,758,306	25,641,735
PetSmart, Inc. Senior Secured Consenting Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 3/11/2022	31,667,229	31,644,586
Security Description	Principal Amount	Value
Priso Acquisition Corp. Senior Secured 2017 Term Loan B, 6 Month USD LIBOR + 3.00%, 4.18%, 5/8/2022	$3,460,671	$3,372,701
		93,624,876
TELECOMMUNICATION EQUIP — 0.2%
Altice France S.A. Senior Secured 2018 Term Loan B13, 1 Month USD LIBOR + 4.00%, 4.15%, 8/14/2026	3,000,000	2,925,255
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.66%, 11/30/2025	527,737	453,524
		3,378,779
TOTAL SENIOR FLOATING RATE LOANS (Cost $1,355,405,000)		1,367,392,651
	Shares
WARRANTS — 0.0% (c)
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (c)
Carestream Health Holdings (expiring 06/07/21) (d) (Cost$0)	372	—
TOTAL WARRANTS (Cost$0)		0
	Principal Amount
CORPORATE BONDS & NOTES — 8.3%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc. 6.25%, 3/15/2026 (e)	2,424,000	2,531,189
AUTO PARTS & EQUIPMENT — 0.1%
Dana, Inc. 5.63%, 6/15/2028	1,546,000	1,598,363
COMMERCIAL SERVICES — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63%, 7/15/2026 (e)	811,000	862,336
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (e)	3,500,000	3,592,190

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 1/15/2028 (e)	$13,235,000	$13,498,906
		17,953,432
COMPUTERS — 0.2%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (e)	3,488,000	3,685,944
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AG Issuer LLC 6.25%, 3/1/2028 (e)	3,827,000	3,813,835
ELECTRIC — 0.1%
Calpine Corp. 5.00%, 2/1/2031 (e)	1,450,000	1,477,652
FOOD — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 5.88%, 2/15/2028 (e)	6,609,000	7,056,760
HEALTH CARE SERVICES — 0.1%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (e)	820,000	843,969
INSURANCE — 0.3%
HUB International, Ltd. 7.00%, 5/1/2026 (e)	5,000,000	5,178,750
MEDIA — 2.3%
Altice Financing SA 5.00%, 1/15/2028 (e)	2,952,000	2,866,421
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (e)	4,800,000	3,396,384
iHeartCommunications, Inc. 5.25%, 8/15/2027 (e)	7,417,000	7,254,345
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (e)	5,357,000	5,595,226
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (e)	6,000,000	5,968,800
Univision Communications, Inc. 6.63%, 6/1/2027 (e)	10,548,000	10,347,061
		35,428,237
MINING — 0.1%
Alcoa Nederland Holding B.V. 5.50%, 12/15/2027 (e)	1,310,000	1,363,867
Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (e)	$2,963,000	$3,017,578
PHARMACEUTICALS — 0.5%
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (e)	5,108,000	5,257,460
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (e)	2,000,000	2,093,460
		7,350,920
REAL ESTATE — 0.2%
Howard Hughes Corp. 5.38%, 8/1/2028 (e)	3,750,000	3,754,162
RETAIL — 0.9%
eG Global Finance PLC 6.75%, 2/7/2025 (e)	7,042,000	7,207,276
IRB Holding Corp. 7.00%, 6/15/2025 (e)	1,429,000	1,525,129
L Brands, Inc. 6.63%, 10/1/2030 (e)	1,099,000	1,124,881
PetSmart, Inc. 8.88%, 6/1/2025 (e)	3,535,000	3,666,184
		13,523,470
SOFTWARE — 0.8%
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (e)	2,059,000	2,199,321
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (e)	5,000,000	5,069,950
Veritas US, Inc./Veritas Bermuda, Ltd. 7.50%, 9/1/2025 (e)	5,294,000	5,458,379
		12,727,650
TELECOMMUNICATIONS — 0.6%
Altice France Holding SA 6.00%, 2/15/2028 (e)	1,598,000	1,521,104
Altice France SA 5.50%, 1/15/2028 (e)	5,000,000	5,054,850
CommScope, Inc. 7.13%, 7/1/2028 (e)	2,325,000	2,388,938
		8,964,892
TOTAL CORPORATE BONDS & NOTES (Cost $128,044,522)		130,270,670

See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 9.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (f) (g) (Cost $154,534,065)	154,534,065	$154,534,065
TOTAL INVESTMENTS — 105.6% (Cost $1,637,983,587)		1,652,197,386
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(87,581,326)
NET ASSETS — 100.0%		$1,564,616,060
(a)	The rate shown represents the rate at September 30, 2020.
(b)	Position is unsettled. Contract rate was not determined at September 30, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.2% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at September 30, 2020.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind

At September 30, 2020, the Portfolio had unfunded loan commitments of $303,692, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Pathway Vet Alliance LLC	303,692	299,630	(4,062)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$130,270,670	$—	$130,270,670
Senior Floating Rate Loans	—	1,367,392,651	—	1,367,392,651
Warrants	—	—	0(a)	0
Short-Term Investment	154,534,065	—	—	154,534,065
TOTAL INVESTMENTS	$154,534,065	$1,497,663,321	$0	$1,652,197,386
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	—	(4,062)	—	(4,062)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(4,062)	$—	$(4,062)
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
See accompanying notes to schedule of investments.

SPDR BLACKSTONE / GSO SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	120,384,183	$120,384,183	$281,483,310	$247,333,428	$—	$—	154,534,065	$154,534,065	$71,075
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 70.2%
AEROSPACE & DEFENSE — 1.7%
L3Harris Technologies, Inc. 3 Month USD LIBOR + 0.75%, 1.00%, 3/10/2023 (a)	$5,000,000	$5,031,350
AGRICULTURE — 2.4%
BAT Capital Corp. 3 Month USD LIBOR + 0.88%, 1.16%, 8/15/2022 (a)	4,000,000	4,019,840
BAT International Finance PLC 3.50%, 6/15/2022 (b)	2,000,000	2,090,860
Imperial Brands Finance PLC 3.50%, 2/11/2023 (b)	1,000,000	1,044,570
		7,155,270
AUTO MANUFACTURERS — 9.4%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 0.47%, 2/12/2021 (a)	300,000	300,057
Series MTN, 3 Month USD LIBOR + 0.45%, 0.73%, 2/15/2022 (a)	3,000,000	3,002,340
Series MTN, 3 Month USD LIBOR + 0.47%, 0.75%, 11/16/2022 (a)	1,200,000	1,202,688
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.45%, 0.71%, 2/22/2021 (a) (b)	1,515,000	1,515,455
3 Month USD LIBOR + 0.88%, 1.14%, 2/22/2022 (a) (b)	2,000,000	2,006,000
3 Month USD LIBOR + 0.90%, 1.18%, 2/15/2022 (a) (b)	1,250,000	1,253,725
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	2,923,000	2,924,929
3.34%, 3/18/2021	2,659,000	2,654,267
5.88%, 8/2/2021	1,000,000	1,018,910
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 0.79%, 11/6/2020 (a)	1,000,000	999,770
3 Month USD LIBOR + 1.31%, 1.53%, 6/30/2022 (a)	3,500,000	3,488,030
Hyundai Capital America 3 Month USD LIBOR + 0.94%, 1.22%, 7/8/2021 (a) (b)	1,480,000	1,479,497
Security Description	Principal Amount	Value
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.63%, 0.86%, 9/21/2021 (a) (b)	$1,500,000	$1,481,760
3 Month USD LIBOR + 0.65%, 0.92%, 7/13/2022 (a) (b)	3,000,000	2,925,210
Toyota Motor Credit Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.73%, 9/8/2022 (a)	2,000,000	2,008,280
		28,260,918
BANKS — 22.8%
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 0.64%, 1/23/2022 (a)	625,000	625,413
Series MTN, 3 Month USD LIBOR + 0.65%, 0.95%, 10/1/2021 (a)	1,400,000	1,400,000
Series MTN, 3 Month USD LIBOR + 1.16%, 1.43%, 1/20/2023 (a)	3,000,000	3,032,370
Series MTN, 3 Month USD LIBOR + 1.18%, 1.45%, 10/21/2022 (a)	1,814,000	1,832,593
Barclays Bank PLC 1.70%, 5/12/2022	985,000	1,001,666
CIT Group, Inc. 5.00%, 8/15/2022	1,000,000	1,032,160
Citigroup, Inc.:
3 Month USD LIBOR + 0.96%, 1.20%, 4/25/2022 (a)	1,250,000	1,262,087
3 Month USD LIBOR + 1.43%, 1.68%, 9/1/2023 (a)	1,250,000	1,270,100
Cooperatieve Rabobank UA 3 Month USD LIBOR + 0.48%, 0.75%, 1/10/2023 (a)	250,000	251,138
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 1.36%, 1.60%, 4/23/2021 (a)	2,250,000	2,260,867
Series FRN, 3 Month USD LIBOR + 1.77%, 2.02%, 2/25/2021 (a)	250,000	251,718
HSBC Holdings PLC 3 Month USD LIBOR + 1.00%, 1.27%, 5/18/2024 (a)	1,500,000	1,498,140
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (a)	2,000,000	2,043,000

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.73%, 0.99%, 4/23/2024 (a)	$3,000,000	$3,012,030
3 Month USD LIBOR + 1.23%, 1.49%, 10/24/2023 (a)	1,500,000	1,522,620
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 0.91%, 2/1/2022 (a)	1,000,000	1,005,290
Lloyds Banking Group PLC 1 year CMT + 1.10%, 1.33%, 6/15/2023 (a)	1,295,000	1,301,695
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.79%, 1.03%, 7/25/2022 (a)	3,000,000	3,019,440
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 0.88%, 1.13%, 9/11/2022 (a)	3,000,000	3,026,010
Morgan Stanley:
Series GMTN, SOFR + 0.70%, 0.78%, 1/20/2023 (a)	2,400,000	2,437,296
Series MTN, 3 Month USD LIBOR + 1.40%, 1.66%, 10/24/2023 (a)	2,000,000	2,032,160
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.58%, 0.81%, 9/20/2021 (a) (b)	750,000	753,270
3 Month USD LIBOR + 0.71%, 0.96%, 11/4/2021 (a) (b)	500,000	503,115
Royal Bank of Canada:
Series GMTN, 3 Month USD LIBOR + 0.36%, 0.63%, 1/17/2023 (a)	3,000,000	3,004,440
Series GMTN, SOFR + 0.40%, 0.48%, 8/5/2022 (a)	3,000,000	2,999,760
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 0.55%, 11/3/2020 (a)	600,000	600,156
3 Month USD LIBOR + 0.62%, 0.87%, 6/1/2021 (a)	300,000	300,906
Skandinaviska Enskilda Banken AB 3 Month USD LIBOR + 0.43%, 0.71%, 5/17/2021 (a) (b)	1,500,000	1,502,010
Standard Chartered PLC 3 Month USD LIBOR + 1.20%, 1.45%, 9/10/2022 (a) (b)	1,500,000	1,505,040
Security Description	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 1.01%, 10/18/2022 (a)	$2,400,000	$2,413,728
3 Month USD LIBOR + 0.80%, 1.07%, 10/16/2023 (a)	1,000,000	1,005,020
3 Month USD LIBOR + 1.14%, 1.41%, 10/19/2021 (a)	2,252,000	2,272,381
Sumitomo Mitsui Trust Bank, Ltd. 0.80%, 9/12/2023 (b)	2,000,000	2,003,680
Toronto-Dominion Bank 3 Month USD LIBOR + 0.90%, 1.17%, 7/13/2021 (a)	400,000	402,600
Truist Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 0.74%, 10/26/2021 (a)	1,000,000	1,000,090
UBS AG 3 Month USD LIBOR + 0.48%, 0.73%, 12/1/2020 (a) (b)	550,000	550,253
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.23%, 8/15/2023 (a) (b)	2,000,000	2,012,820
3 Month USD LIBOR + 1.53%, 1.78%, 2/1/2022 (a) (b)	3,000,000	3,052,980
Wells Fargo & Co.:
3 Month USD LIBOR + 1.23%, 1.49%, 10/31/2023 (a)	1,500,000	1,518,390
Series M, 3.45%, 2/13/2023	2,000,000	2,120,180
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 0.58%, 1/25/2021 (a)	1,000,000	1,000,900
3 Month USD LIBOR + 0.39%, 0.66%, 1/13/2023 (a)	3,000,000	3,008,130
		68,647,642
BEVERAGES — 0.7%
Anheuser-Busch InBev Worldwide, Inc. 3 Month USD LIBOR + 0.74%, 1.01%, 1/12/2024 (a)	1,000,000	1,001,610
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 0.98%, 11/15/2021 (a)	1,200,000	1,199,784
		2,201,394

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.6%
Gilead Sciences, Inc. 3 Month USD LIBOR + 0.52%, 0.74%, 9/29/2023 (a)	$1,875,000	$1,878,056
CHEMICALS — 2.8%
Albemarle Corp. 3 Month USD LIBOR + 1.05%, 1.33%, 11/15/2022 (a)	5,000,000	4,980,650
DuPont de Nemours, Inc.:
2.17%, 5/1/2023	2,000,000	2,018,880
3 Month USD LIBOR + 1.11%, 1.39%, 11/15/2023 (a)	1,460,000	1,477,155
		8,476,685
COMPUTERS — 1.0%
Apple, Inc. 3 Month USD LIBOR + 0.50%, 0.74%, 2/9/2022 (a)	750,000	754,312
IBM Credit LLC 3 Month USD LIBOR + 0.16%, 0.41%, 2/5/2021 (a)	725,000	725,392
Leidos, Inc. 2.95%, 5/15/2023 (b)	1,435,000	1,509,778
		2,989,482
DIVERSIFIED FINANCIAL SERVICES — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.00%, 10/1/2021	1,300,000	1,341,002
American Express Credit Corp. Series MTN, 3 Month USD LIBOR + 0.70%, 0.95%, 3/3/2022 (a)	619,000	622,918
Intercontinental Exchange, Inc. 3 Month USD LIBOR + 0.65%, 0.90%, 6/15/2023 (a)	1,500,000	1,503,375
		3,467,295
ELECTRIC — 3.0%
Berkshire Hathaway Energy Co. 2.80%, 1/15/2023	3,000,000	3,153,450
Florida Power & Light Co. 3 Month USD LIBOR + 0.38%, 0.64%, 7/28/2023 (a)	3,500,000	3,502,380
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	770,000	770,701
3 Month USD LIBOR + 1.48%, 1.72%, 6/16/2022 (a)	1,500,000	1,502,895
		8,929,426
Security Description	Principal Amount	Value
FOOD — 0.3%
General Mills, Inc. 3 Month USD LIBOR + 1.01%, 1.28%, 10/17/2023 (a)	$1,000,000	$1,011,300
HEALTH CARE SERVICES — 0.9%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 0.35%, 10/15/2020 (a)	2,046,000	2,046,102
3 Month USD LIBOR + 0.26%, 0.51%, 6/15/2021 (a)	600,000	600,756
		2,646,858
INSURANCE — 4.8%
Allstate Corp 3 Month USD LIBOR + 0.63%, 0.85%, 3/29/2023 (a)	1,500,000	1,509,870
Jackson National Life Global Funding 3 Month USD LIBOR + 0.73%, 0.96%, 6/27/2022 (a) (b)	5,150,000	5,189,295
MET Tower Global Funding SOFR + 0.55%, 0.64%, 1/17/2023 (a) (b)	1,500,000	1,505,205
Metropolitan Life Global Funding I:
1.95%, 9/15/2021 (b)	1,500,000	1,523,940
SOFR + 0.57%, 0.66%, 1/13/2023 (a) (b)	3,000,000	3,011,790
Pricoa Global Funding I 2.40%, 9/23/2024 (b)	1,500,000	1,598,835
		14,338,935
MACHINERY, CONSTRUCTION & MINING — 1.6%
Caterpillar Financial Services Corp.:
Series MTN, 3 Month USD LIBOR + 0.23%, 0.48%, 3/15/2021 (a)	1,426,000	1,426,984
Series MTN, 3 Month USD LIBOR + 0.28%, 0.53%, 9/7/2021 (a)	500,000	500,635
Series MTN, 3 Month USD LIBOR + 0.59%, 0.84%, 6/6/2022 (a)	2,872,000	2,890,352
		4,817,971

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.9%
John Deere Capital Corp. Series MTN, 3 Month USD LIBOR + 0.48%, 0.73%, 9/8/2022 (a)	$1,395,000	$1,401,752
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 0.75%, 4/5/2023 (a)	1,250,000	1,249,037
		2,650,789
MEDIA — 1.9%
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.63%, 4/1/2021 (a) (b)	3,400,000	3,405,712
Walt Disney Co. 3 Month USD LIBOR + 0.25%, 0.50%, 9/1/2021 (a)	2,300,000	2,302,783
		5,708,495
MISCELLANEOUS MANUFACTURER — 0.5%
General Electric Co. Series MTN, 4.65%, 10/17/2021	1,500,000	1,564,080
OIL & GAS — 4.3%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.88%, 9/19/2022 (a)	1,750,000	1,756,387
Chevron Corp.:
1.14%, 5/11/2023	285,000	290,481
3 Month USD LIBOR + 0.48%, 0.73%, 3/3/2022 (a)	500,000	502,725
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.18%, 5/15/2022 (a)	2,100,000	2,114,931
Occidental Petroleum Corp. 3 Month USD LIBOR + 1.25%, 1.50%, 8/13/2021 (a)	750,000	750,000
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.65%, 11/13/2023 (a)	2,000,000	2,002,100
Suncor Energy, Inc. 2.80%, 5/15/2023	650,000	681,915
Valero Energy Corp. 3 Month USD LIBOR + 1.15%, 1.40%, 9/15/2023 (a)	5,000,000	4,995,650
		13,094,189
PHARMACEUTICALS — 4.2%
AbbVie, Inc.:
3 Month USD LIBOR + 0.46%, 0.73%, 11/19/2021 (a) (b)	2,000,000	2,003,820
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 0.90%, 11/21/2022 (a) (b)	$1,415,000	$1,421,410
AstraZeneca PLC 3 Month USD LIBOR + 0.62%, 0.87%, 6/10/2022 (a)	690,000	694,595
Bayer US Finance II LLC 3 Month USD LIBOR + 0.63%, 0.86%, 6/25/2021 (a) (b)	1,000,000	1,001,100
Bristol-Myers Squibb Co. 3 Month USD LIBOR + 0.38%, 0.66%, 5/16/2022 (a)	2,000,000	2,006,860
Cigna Corp. 3 Month USD LIBOR + 0.89%, 1.17%, 7/15/2023 (a)	2,000,000	2,021,080
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 0.96%, 3/9/2021 (a)	750,000	751,875
Mylan NV 3.15%, 6/15/2021	2,724,000	2,767,802
		12,668,542
PIPELINES — 3.1%
Kinder Morgan Energy Partners L.P. 3.50%, 3/1/2021	2,000,000	2,014,360
MPLX L.P. 3 Month USD LIBOR + 1.10%, 1.34%, 9/9/2022 (a)	4,784,000	4,781,417
Plains All American Pipeline L.P./PAA Finance Corp.:
3.65%, 6/1/2022	1,000,000	1,024,030
5.00%, 2/1/2021	1,500,000	1,504,260
		9,324,067
RETAIL — 0.2%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.56%, 3/1/2022 (a)	500,000	501,260
SEMICONDUCTORS — 0.6%
Broadcom, Inc. 2.25%, 11/15/2023	1,785,000	1,855,650
TELECOMMUNICATIONS — 1.3%
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 1.26%, 1/16/2024 (a)	4,000,000	4,027,200
TRANSPORTATION — 0.1%
United Parcel Service, Inc. 3 Month USD LIBOR + 0.45%, 0.68%, 4/1/2023 (a)	200,000	201,148
TOTAL CORPORATE BONDS & NOTES (Cost $210,944,138)		211,448,002

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 20.2%
AUTOMOBILE — 12.9%
Ally Auto Receivables Trust:
Series 2017-3, Class A4, 2.01%, 3/15/2022	$551,438	$552,942
Series 2018-3, Class A3, 3.00%, 1/17/2023	1,107,195	1,119,814
BMW Floorplan Master Owner Trust:
Series 2018-1, Class A1, 3.15%, 5/15/2023 (b)	375,000	381,463
Series 2018-1, Class A2, 1 Month USD LIBOR + 0.32%, 0.47%, 5/15/2023 (a) (b)	500,000	500,317
Carmax Auto Owner Trust:
Series 2017-1, Class B, 2.54%, 9/15/2022	723,000	729,579
Series 2019-4, Class A2A, 2.01%, 3/15/2023	265,708	267,920
CarMax Auto Owner Trust Series 2018-3, Class A3, 3.13%, 6/15/2023	815,898	830,656
Enterprise Fleet Financing LLC:
Series 2019-3, Class A2, 2.06%, 5/20/2025 (b)	1,986,258	2,021,107
Series 2018-3, Class A2, 3.38%, 5/20/2024 (b)	1,172,602	1,189,848
Ford Credit Auto Lease Trust Series 2019-A, Class A3, Class A3, 2.90%, 5/15/2022	5,885,765	5,936,783
GM Financial Automobile Leasing Trust:
Series 2020-3, Class A2B, 1 Month USD LIBOR + .130%, 0.57%, 11/21/2022 (a)	5,000,000	5,000,655
Series 2020-1, Class A2B, 1 Month USD LIBOR + 0.14%, 0.30%, 4/20/2022 (a)	1,982,989	1,983,117
Hyundai Auto Lease Securitization Trust:
Series 2018-B, Class A4, 3.20%, 6/15/2022 (b)	534,000	537,343
Series 2020-A, Class A2, 1.90%, 5/16/2022 (b)	915,725	922,219
Series 2018-A, Class A4, 2.89%, 3/15/2022 (b)	234,783	235,038
Series 2019-A, Class A3, 2.98%, 7/15/2022 (b)	1,200,000	1,211,713
Nissan Auto Lease Trust Series 2018-A, Class A3, 3.25%, 9/15/2021	309,128	310,697
Security Description	Principal Amount	Value
Nissan Master Owner Trust Receivables:
Series 2017-C, Class A, 1 Month USD LIBOR + 0.32%, 0.47%, 10/17/2022 (a)	$5,815,000	$5,815,386
Series 2019-A, Class A, 1 Month USD LIBOR + 0.56%, 0.71%, 2/15/2024 (a)	3,400,000	3,411,246
Santander Retail Auto Lease Trust:
Series 2019-C, Class A2A, 1.89%, 9/20/2022 (b)	1,078,289	1,088,202
Series 2019-B, Class A3, 2.30%, 1/20/2023 (b)	2,200,000	2,248,444
Securitized Term Auto Receivables Trust:
Series 2017-2A, Class A4, 2.29%, 3/25/2022 (b)	543,255	545,275
Series 2018-2A, Class A3, 3.33%, 8/25/2022 (b)	813,180	824,367
World Omni Auto Receivables Trust Series 2018-B, Class A3, 2.87%, 7/17/2023	1,157,830	1,175,750
		38,839,881
CREDIT CARD — 6.8%
Capital One Multi-Asset Execution Trust Series 2016-A2, Class A2, 1 Month USD LIBOR + 0.63%, 0.78%, 2/15/2024 (a)	500,000	501,535
Chase Issuance Trust Series 2018-A1, Class A1, 1 Month USD LIBOR + 0.20%, 0.35%, 4/17/2023 (a)	400,000	400,339
Evergreen Credit Card Trust Series 2019-1, Class A, 1 Month USD LIBOR + 0.48%, 0.63%, 1/15/2023 (a) (b)	4,500,000	4,504,945
Golden Credit Card Trust:
Series 2019-1A, Class A, 1 Month USD LIBOR + 0.45%, 0.60%, 12/15/2022 (a) (b)	3,030,000	3,031,547
Series 2018-1A, Class A, 2.62%, 1/15/2023 (b)	2,750,000	2,767,925
Series 2018-3A, Class A, 1 Month USD LIBOR + 0.32%, 0.47%, 5/15/2023 (a) (b)	1,100,000	1,100,764
Master Credit Card Trust Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 0.64%, 7/21/2022 (a) (b)	3,400,000	3,403,043

See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Master Credit Card Trust II Series 2019-2A, Class A, 1 Month USD LIBOR + 0.39%, 0.55%, 1/21/2023 (a) (b)	$3,150,000	$3,154,032
Trillium Credit Card Trust II Series 2019-1A, Class A, 1 Month USD LIBOR + 0.48%, 0.62%, 1/26/2024 (a) (b)	1,725,000	1,726,333
		20,590,463
TELECOMMUNICATIONS — 0.5%
Verizon Owner Trust Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (b)	1,568,967	1,580,337
TOTAL ASSET-BACKED SECURITIES (Cost $60,995,366)		61,010,681
MORTGAGE-BACKED SECURITIES — 1.9%
BX Commercial Mortgage Trust:
Series 2018-BIOA, Class A, Class A, 1 Month USD LIBOR + 0.67%, 0.82%, 3/15/2037 (a) (b)	1,437,000	1,437,315
Series 2019-XL, Class A, Class A, 1 Month USD LIBOR + 0.92%, 1.07%, 10/15/2036 (a) (b)	1,803,666	1,803,940
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.13%, 5/15/2036 (a) (b)	2,460,000	2,459,079
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,689,044)		5,700,334

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 7.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c) (d) (Cost $22,473,879)	22,473,879	$22,473,879
TOTAL INVESTMENTS — 99.8% (Cost $300,102,427)		300,632,896
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		535,957
NET ASSETS — 100.0%		$301,168,853
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 28.7% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$211,448,002	$—	$211,448,002
Asset-Backed Securities	—	61,010,681	—	61,010,681
Mortgage-Backed Securities	—	5,700,334	—	5,700,334
Short-Term Investment	22,473,879	—	—	22,473,879
TOTAL INVESTMENTS	$22,473,879	$278,159,017	$—	$300,632,896
See accompanying notes to schedule of investments.

SPDR SSGA ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,722,245	$11,722,245	$40,576,794	$29,825,160	$—	$—	22,473,879	$22,473,879	$5,287
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 14.8%
ARGENTINA — 0.1%
AES Argentina Generacion SA Series REGS, 7.75%, 2/2/2024	$500,000	$342,325
Banco Macro SA:
USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a) (b)	450,000	342,072
Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (b)	1,150,000	874,184
Pampa Energia SA:
Series REGS, 7.50%, 1/24/2027	2,000,000	1,506,940
Series REGS, 9.13%, 4/15/2029	150,000	115,342
		3,180,863
AUSTRALIA — 0.2%
Commonwealth Bank of Australia 3.90%, 7/12/2047 (a)	658,000	816,117
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 3.19%, 11/28/2023 (a) (b)	1,155,000	1,207,911
3 Month USD LIBOR + 1.33%, 4.15%, 3/27/2024 (a) (b)	2,590,000	2,778,733
		4,802,761
BELGIUM — 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 1/23/2049	1,605,000	2,159,945
BRAZIL — 0.2%
Banco BTG Pactual SA 5 Year CMT + 5.26%, 7.75%, 2/15/2029 (a) (b)	1,500,000	1,538,325
Banco do Brasil SA Series REGS, 10 Year CMT + 4.40%, 6.25%, 4/15/2024 (b)	200,000	187,538
CSN Islands XI Corp. 6.75%, 1/28/2028 (a)	200,000	193,704
CSN Islands XII Corp. Series REGS, 7.00%, 12/23/2020	2,100,000	1,829,058
CSN Resources SA 7.63%, 4/17/2026 (a)	800,000	805,728
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (a)	1,000,000	983,900
Security Description	Principal Amount	Value
Itau Unibanco Holding SA VRN, 5 Year CMT + 3.22%, 4.63%, 2/27/2025 (a) (b)	$200,000	$174,782
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	85,000	87,667
5.88%, 7/15/2024 (a)	65,000	66,308
		5,867,010
CANADA — 0.5%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	575,000	589,657
Bank of Nova Scotia:
1.63%, 5/1/2023	1,720,000	1,765,924
3.40%, 2/11/2024	400,000	434,660
Bombardier, Inc.:
6.00%, 10/15/2022 (a)	300,000	278,817
7.88%, 4/15/2027 (a)	350,000	259,273
Canadian Natural Resources, Ltd. 2.95%, 1/15/2023	1,945,000	2,022,119
Cenovus Energy, Inc. 5.38%, 7/15/2025	345,000	333,104
Garda World Security Corp.:
4.63%, 2/15/2027 (a)	615,000	608,838
8.75%, 5/15/2025 (a)	505,000	501,692
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	275,000	276,474
4.25%, 6/1/2025 (a)	165,000	166,927
5.13%, 12/15/2026 (a)	460,000	474,858
8.50%, 5/1/2027 (a)	171,000	186,134
Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer LLC 6.00%, 9/15/2028 (a)	55,000	55,830
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	490,000	496,909
Masonite International Corp. 5.75%, 9/15/2026 (a)	490,000	509,992
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	395,000	399,179
MEG Energy Corp. 7.13%, 2/1/2027 (a)	620,000	556,432
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	520,000	547,487
Royal Bank of Canada Series GMTN, 2.55%, 7/16/2024	4,630,000	4,949,794
Superior Plus L.P./Superior General Partner, Inc. 7.00%, 7/15/2026 (a)	655,000	704,950
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	370,000	372,527
6.50%, 10/15/2027 (a)	375,000	377,708

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tervita Corp. 7.63%, 12/1/2021 (a)	$545,000	$499,874
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	155,000	153,402
		17,522,561
CAYMAN ISLANDS — 0.2%
Cosan Overseas, Ltd. 8.25%, 11/5/2020	4,314,000	4,400,280
Global Aircraft Leasing Co., Ltd. PIK PIK, 6.50%, 9/15/2024 (a)	544,031	307,911
		4,708,191
CHILE — 0.4%
AES Gener SA:
5 Year CMT + 4.92%, 6.35%, 10/7/2079 (a) (b)	200,000	202,732
USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (a) (b)	1,000,000	1,027,340
Series REGS, 5.00%, 7/14/2025	200,000	193,720
Series REGS, USD 5 Year Swap Rate + 4.64%, 7.13%, 3/26/2079 (b)	2,100,000	2,157,414
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	1,565,000	1,564,593
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	1,900,000	1,555,397
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	2,000,000	2,081,040
Latam Finance, Ltd. 7.00%, 3/1/2026 (a) (c)	2,700,000	1,001,592
SACI Falabella Series REGS, 3.75%, 4/30/2023	1,700,000	1,777,418
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	300,000	328,389
Transelec SA Series REGS, 4.63%, 7/26/2023	450,000	485,159
		12,374,794
CHINA — 0.5%
Baidu, Inc. 3.43%, 4/7/2030	200,000	219,668
CNAC HK Finbridge Co., Ltd. 3.38%, 6/19/2024	800,000	832,256
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	1,300,000	1,357,005
CNOOC Finance, Ltd. 3.00%, 5/9/2023	600,000	628,842
Security Description	Principal Amount	Value
CNPC Global Capital, Ltd.:
1.13%, 6/23/2023	$1,300,000	$1,300,689
1.35%, 6/23/2025	1,000,000	1,001,080
ENN Energy Holdings, Ltd. 3.25%, 7/24/2022	200,000	205,432
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	2,600,000	995,514
JD.com, Inc. 3.38%, 1/14/2030	1,800,000	1,949,796
Sinopec Group Overseas Development 2017, Ltd. 3.63%, 4/12/2027 (a)	700,000	775,257
Sinopec Group Overseas Development 2018, Ltd. 2.70%, 5/13/2030 (a)	2,300,000	2,421,371
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023	1,200,000	1,266,816
State Grid Overseas Investment 2016, Ltd. 3.75%, 5/2/2023	200,000	213,950
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (a)	2,100,000	2,139,102
		15,306,778
COLOMBIA — 0.1%
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	400,000	420,708
Bancolombia SA:
5 Year CMT + 2.93%, 4.88%, 10/18/2027 (b)	500,000	490,655
VRN, 5 Year CMT + 2.94%, 4.63%, 12/18/2029 (b)	800,000	774,792
Geopark, Ltd.:
Class REGS, 5.50%, 1/17/2027	500,000	439,550
Series REGS, 6.50%, 9/21/2024	700,000	660,940
Grupo Aval, Ltd.:
4.38%, 2/4/2030 (a)	300,000	289,737
Series REGS, 4.75%, 9/26/2022	600,000	615,786
		3,692,168
DOMINICAN REPUBLIC — 0.2%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It:
7.95%, 5/11/2026 (a)	2,200,000	2,238,038
Series REGS, 7.95%, 5/11/2026	1,200,000	1,220,748

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Banco de Reservas de la Republica Dominicana:
7.00%, 2/1/2023 (a)	$1,200,000	$1,237,776
Series REGS, 7.00%, 2/1/2023	2,750,000	2,836,570
		7,533,132
FRANCE — 0.1%
Altice France SA 7.38%, 5/1/2026 (a)	725,000	759,757
Total Capital International SA 3.39%, 6/29/2060	1,685,000	1,776,411
		2,536,168
HONG KONG — 0.0% (d)
CNAC HK Finbridge Co., Ltd. 3.50%, 7/19/2022	1,100,000	1,129,249
INDIA — 0.4%
Adani Ports & Special Economic Zone, Ltd. Series REGS, 3.95%, 1/19/2022	2,200,000	2,244,220
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	200,000	218,331
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a) (b)	900,000	895,653
ONGC Videsh Vankorneft Pte, Ltd.:
2.88%, 1/27/2022	200,000	201,964
3.75%, 7/27/2026	2,500,000	2,603,614
ONGC Videsh, Ltd. 3.75%, 5/7/2023	200,000	207,227
Reliance Industries, Ltd. Series REGS, 5.40%, 2/14/2022	2,700,000	2,846,016
Vedanta Resources Finance II PLC 9.25%, 4/23/2026 (a)	1,400,000	1,045,548
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	3,800,000	2,609,270
		12,871,843
INDONESIA — 0.0% (d)
Medco Bell Pte, Ltd. 6.38%, 1/30/2027 (a)	600,000	519,384
IRELAND — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	300,000	305,928
Avolon Holdings Funding, Ltd. 3.25%, 2/15/2027 (a)	850,000	755,438
Security Description	Principal Amount	Value
C&W Senior Financing DAC Series REGS, 6.88%, 9/15/2027	$400,000	$414,176
		1,475,542
ISRAEL — 0.0% (d)
Delek & Avner Tamar Bond, Ltd.:
4.44%, 12/30/2020 (a)	400,000	400,004
5.41%, 12/30/2025 (a)	340,000	345,110
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (a)	600,000	678,396
		1,423,510
JAMAICA — 0.0% (d)
Digicel Group 0.5, Ltd. PIK, 8.00%, 4/1/2025 (a)	786,072	275,558
JAPAN — 0.1%
Mitsubishi UFJ Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 0.98%, 3/2/2023 (b)	2,100,000	2,110,395
Sumitomo Mitsui Financial Group, Inc. 3 Month USD LIBOR + 0.74%, 1.01%, 1/17/2023 (b)	1,504,000	1,508,948
		3,619,343
KUWAIT — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	1,400,000	1,510,516
LUXEMBOURG — 0.0% (d)
Altice Financing SA 5.00%, 1/15/2028 (a)	240,000	233,042
Altice France Holding SA 6.00%, 2/15/2028 (a)	430,000	409,309
ARD Finance SA PIK, 6.50%, 6/30/2027 (a)	200,000	198,850
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (c)	310,000	194,373
8.50%, 10/15/2024 (a) (c)	540,000	348,230
		1,383,804
MALAYSIA — 0.1%
Gohl Capital, Ltd. 4.25%, 1/24/2027	900,000	894,627
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (b)	2,900,000	2,957,681
Petronas Capital, Ltd. 3.50%, 4/21/2030 (a)	400,000	447,352
		4,299,660
MAURITIUS — 0.0% (d)
UPL Corp., Ltd. 4.50%, 3/8/2028	1,300,000	1,338,285

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 0.5%
Banco Mercantil del Norte SA:
10 year CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	$1,600,000	$1,576,848
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (b)	2,210,000	2,196,453
Banco Nacional de Costa Rica Series REGS, 5 year CMT + 3.00%, 3.80%, 8/11/2026 (b)	500,000	499,115
BBVA Bancomer SA:
Series REGS, 5 Year CMT + 2.65%, 5.13%, 1/18/2033 (b)	2,000,000	1,925,000
Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (b)	200,000	199,636
Cometa Energia SA de CV Series REGS, 6.38%, 4/24/2035	380,000	415,868
Credito Real SAB de CV:
9.50%, 2/7/2026 (a)	1,800,000	1,722,744
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (b)	1,500,000	1,139,640
Docuformas SAPI de CV 10.25%, 7/24/2024 (a)	1,400,000	1,032,528
Grupo Idesa SA de CV PIK, 10.13%, 5/22/2026 (a)	1,414,000	783,695
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (a)	1,000,000	920,840
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	406,275
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (b)	3,900,000	2,653,053
		15,471,695
NETHERLANDS — 0.2%
Braskem Netherlands Finance BV VRN, 5 year CMT + 8.220%, 8.50%, 1/23/2081 (a) (b)	1,600,000	1,614,032
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	1,000,000	1,027,160
Series REGS, 5.63%, 8/10/2037	1,700,000	1,750,150
Nouryon Holding B.V. 8.00%, 10/1/2026 (a)	150,000	159,226
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	695,000	736,700
Security Description	Principal Amount	Value
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	$1,800,000	$1,922,580
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	400,000	414,140
		7,623,988
NORWAY — 0.0% (d)
Aker BP ASA 4.75%, 6/15/2024 (a)	360,000	370,094
PANAMA — 0.1%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (a)	1,000,000	1,024,900
Banco Nacional de Panama 2.50%, 8/11/2030 (a)	500,000	491,775
Global Bank Corp.:
3 Month USD LIBOR + 3.30%, 5.25%, 4/16/2029 (a) (b)	1,400,000	1,472,982
Series REGS, 4.50%, 10/20/2021	200,000	204,668
		3,194,325
PERU — 0.1%
Banco de Credito del Peru:
VRN, 5 year CMT + 3.00%, 3.13%, 7/1/2030 (a) (b)	700,000	701,379
Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (b)	450,000	472,630
Banco Internacional del Peru SAA Interbank Series REGS, 3.38%, 1/18/2023	450,000	466,911
Hunt Oil Co. of Peru LLC Sucursal Del Peru Class REGS, 6.38%, 6/1/2028	600,000	596,592
Peru LNG S.r.l. Class REGS, 5.38%, 3/22/2030	1,900,000	1,462,962
Scotiabank Peru SAA Series REGS, 3 Month USD LIBOR + 3.86%, 4.50%, 12/13/2027 (b)	531,000	562,722
		4,263,196
PHILIPPINES — 0.2%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	6,200,000	6,432,720
QATAR — 0.1%
Ooredoo International Finance, Ltd.:
Class REGS, 3.25%, 2/21/2023	1,700,000	1,779,135

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Class REGS, 3.75%, 6/22/2026	$200,000	$223,652
		2,002,787
SINGAPORE — 0.5%
DBS Group Holdings, Ltd.:
Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (b)	4,100,000	4,120,500
Series REGS, VRN, USD 5 year ICE Swap Rate + 1.59%, 4.52%, 12/11/2028 (b)	500,000	545,045
Oversea-Chinese Banking Corp., Ltd.:
VRN, 5 year CMT + 1.580%, 1.83%, 9/10/2030 (a) (b)	700,000	700,140
Series REGS, 3 Month USD LIBOR + 0.45%, 0.73%, 5/17/2021 (b)	500,000	500,192
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	1,100,000	1,144,099
Temasek Financial I, Ltd. Co. 1.00%, 10/6/2030	2,900,000	2,857,225
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (b)	1,800,000	1,841,490
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (b)	4,000,000	4,074,800
		15,783,491
SOUTH KOREA — 0.1%
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	300,000	310,500
NongHyup Bank 1.25%, 7/20/2025 (a)	1,000,000	1,009,310
POSCO:
Class REGS, 2.38%, 11/12/2022	900,000	922,536
Series REGS, 2.38%, 1/17/2023	700,000	717,521
Series REGS, 2.75%, 7/15/2024	800,000	837,632
		3,797,499
SWITZERLAND — 0.0% (d)
Syngenta Finance NV 4.38%, 3/28/2042	200,000	193,942
THAILAND — 0.0% (d)
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (a)	200,000	206,960
Security Description	Principal Amount	Value
UNITED KINGDOM — 0.3%
Avation Capital SA 6.50%, 5/15/2021 (a)	$260,000	$178,243
BAT Capital Corp. 2.73%, 3/25/2031	3,935,000	3,930,278
CK Hutchison International 20, Ltd. 2.50%, 5/8/2030 (a)	1,000,000	1,051,170
eG Global Finance PLC 8.50%, 10/30/2025 (a)	615,000	647,527
Radiant Access, Ltd. 4.60%, 11/18/2020	3,950,000	3,954,819
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	605,000	603,766
		10,365,803
UNITED STATES — 9.3%
AbbVie, Inc. 3.85%, 6/15/2024 (a)	1,820,000	1,992,773
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	730,000	763,726
Activision Blizzard, Inc. 2.50%, 9/15/2050	1,485,000	1,374,471
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	370,000	386,617
AEP Texas, Inc. Series H, 3.45%, 1/15/2050	1,280,000	1,401,536
Air Lease Corp. 3.25%, 3/1/2025	1,965,000	1,996,597
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a)	465,000	465,000
Air Methods Corp. 8.00%, 5/15/2025 (a)	358,000	289,815
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 3/15/2029 (a)	385,000	373,496
4.63%, 1/15/2027 (a)	610,000	623,957
Alcoa Nederland Holding B.V. 6.13%, 5/15/2028 (a)	620,000	653,120
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	2,535,000	2,496,037
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	370,000	387,927
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	355,000	377,472
9.75%, 7/15/2027 (a)	680,000	739,561
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	1,070,000	1,080,197

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Alphabet, Inc. 2.25%, 8/15/2060	$1,900,000	$1,795,804
Amazon.com, Inc. 2.80%, 8/22/2024	2,090,000	2,264,557
American Axle & Manufacturing, Inc. 6.25%, 3/15/2026	325,000	314,925
Amgen, Inc. 2.45%, 2/21/2030	1,795,000	1,902,826
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	300,000	248,073
Anthem, Inc. 3.30%, 1/15/2023	1,862,000	1,973,739
Apache Corp.:
4.38%, 10/15/2028	355,000	324,151
4.63%, 11/15/2025	200,000	190,606
Apple, Inc. 1.25%, 8/20/2030	4,005,000	3,987,859
Aramark Services, Inc. 6.38%, 5/1/2025 (a)	430,000	447,277
Arconic Corp.:
6.00%, 5/15/2025 (a)	170,000	181,529
6.13%, 2/15/2028 (a)	775,000	797,537
Arrow Electronics, Inc. 3.88%, 1/12/2028	1,667,000	1,852,237
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	107,000	107,403
4.75%, 3/1/2030 (a)	357,000	358,285
Ascend Learning LLC 6.88%, 8/1/2025 (a)	1,030,000	1,056,464
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	952,000	969,098
AT&T, Inc.:
2.25%, 2/1/2032	2,270,000	2,270,658
3.30%, 2/1/2052	950,000	895,717
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	720,000	746,424
Avaya, Inc. 6.13%, 9/15/2028 (a)	405,000	412,983
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	655,000	674,519
B&G Foods, Inc.:
5.25%, 4/1/2025	305,000	313,061
5.25%, 9/15/2027	240,000	249,754
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	150,000	158,484
Bank of America Corp. Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (b)	3,160,000	3,157,409
Security Description	Principal Amount	Value
Bausch Health Cos., Inc.:
5.25%, 1/30/2030 (a)	$390,000	$383,366
6.25%, 2/15/2029 (a)	300,000	308,778
7.00%, 3/15/2024 (a)	240,000	248,330
7.00%, 1/15/2028 (a)	730,000	774,165
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a)	250,000	257,448
4.88%, 11/1/2025 (a)	610,000	595,238
Becton Dickinson and Co. 2.89%, 6/6/2022	3,370,000	3,485,995
Boston Properties L.P. 3.65%, 2/1/2026	3,715,000	4,141,036
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	35,000	37,385
Boyd Gaming Corp. 4.75%, 12/1/2027	615,000	602,798
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	1,115,000	1,170,560
Bristol-Myers Squibb Co. 4.35%, 11/15/2047	2,985,000	3,911,395
Broadcom, Inc. 3.15%, 11/15/2025	1,870,000	2,017,917
Brown & Brown, Inc. 2.38%, 3/15/2031	1,390,000	1,405,359
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	400,000	413,916
6.75%, 6/1/2027 (a)	184,000	197,058
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	745,000	766,121
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	210,000	213,570
Cablevision Lightpath LLC:
3.88%, 9/15/2027 (a)	300,000	300,708
5.63%, 9/15/2028 (a)	200,000	204,058
Calpine Corp.:
4.50%, 2/15/2028 (a)	265,000	271,606
4.63%, 2/1/2029 (a)	205,000	205,004
5.13%, 3/15/2028 (a)	165,000	170,693
Camelot Finance SA 4.50%, 11/1/2026 (a)	125,000	128,011
Carnival Corp. 11.50%, 4/1/2023 (a)	165,000	184,812
Carrier Global Corp. 3.58%, 4/5/2050 (a)	1,080,000	1,143,558
Carvana Co.:
5.63%, 10/1/2025 (a) (e)	165,000	163,091
8.88%, 10/1/2023 (a)	200,000	208,876
Castle US Holding Corp. 9.50%, 2/15/2028 (a)	175,000	166,709
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	655,000	684,757
Caterpillar, Inc. 3.40%, 5/15/2024	3,616,000	3,956,193

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.50%, 8/15/2030 (a)	$370,000	$388,463
4.75%, 3/1/2030 (a)	755,000	799,273
5.00%, 2/1/2028 (a)	195,000	204,653
5.75%, 2/15/2026 (a)	1,600,000	1,663,488
CDK Global, Inc. 5.88%, 6/15/2026	200,000	208,470
Cedar Fair L.P. 5.25%, 7/15/2029	430,000	413,415
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	355,000	229,944
Centene Corp.:
3.00%, 10/15/2030 (e)	210,000	214,471
4.25%, 12/15/2027	460,000	481,257
Century Communities, Inc. 6.75%, 6/1/2027	360,000	384,606
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	355,000	360,314
5.13%, 12/15/2026 (a)	390,000	399,473
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	370,000	387,460
Charter Communications Operating LLC/Charter Communications Operating Capital 4.46%, 7/23/2022	1,870,000	1,980,162
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	750,000	766,965
5.63%, 10/1/2026	455,000	473,268
Cigna Corp.:
4.90%, 12/15/2048	1,610,000	2,093,113
3 Month USD LIBOR + 0.89%, 1.17%, 7/15/2023 (b)	1,665,000	1,682,549
Citigroup, Inc. 3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,385,000	3,798,342
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	440,000	461,406
8.50%, 5/15/2027 (a)	225,000	232,803
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	460,000	481,505
5.13%, 7/15/2029 (a)	145,000	157,271
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	395,000	383,035
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	375,000	388,526
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	510,000	516,278
Security Description	Principal Amount	Value
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	$440,000	$459,769
Comcast Corp. 4.70%, 10/15/2048	1,455,000	1,934,612
CommScope, Inc.:
5.50%, 3/1/2024 (a)	445,000	456,432
6.00%, 3/1/2026 (a)	145,000	151,139
Constellation Brands, Inc.:
2.88%, 5/1/2030	375,000	403,931
3.15%, 8/1/2029	1,380,000	1,509,582
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	440,000	366,692
Cornerstone Building Brands, Inc. 6.13%, 1/15/2029 (a)	300,000	304,500
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	505,000	487,987
Credit Acceptance Corp. 6.63%, 3/15/2026	590,000	608,892
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023	400,000	415,016
Crown Castle International Corp. 4.30%, 2/15/2029	1,605,000	1,875,426
CSC Holdings LLC:
4.63%, 12/1/2030 (a)	800,000	805,240
5.75%, 1/15/2030 (a)	810,000	860,188
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.50%, 4/1/2025 (a)	660,000	579,869
CSX Corp. 3.35%, 9/15/2049	1,735,000	1,924,844
CVS Health Corp. 3.70%, 3/9/2023	1,518,000	1,626,507
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a)	325,000	333,382
Dana, Inc.:
5.38%, 11/15/2027	125,000	128,195
5.63%, 6/15/2028	300,000	310,161
DaVita, Inc. 4.63%, 6/1/2030 (a)	225,000	230,220
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	165,000	168,924
Delta Air Lines, Inc. 7.00%, 5/1/2025 (a)	130,000	142,971
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.75%, 10/20/2028 (a)	215,000	223,667
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	470,000	332,563

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Discover Financial Services 4.10%, 2/9/2027	$1,885,000	$2,091,407
DISH DBS Corp. 5.88%, 11/15/2024	380,000	389,652
Dollar General Corp. 3.50%, 4/3/2030	1,550,000	1,767,945
Dollar Tree, Inc. 4.00%, 5/15/2025	1,068,000	1,204,373
DowDuPont, Inc. 5.42%, 11/15/2048	700,000	934,892
Duke Energy Corp. 2.65%, 9/1/2026	3,535,000	3,826,213
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	268,000	302,966
Embarq Corp. 8.00%, 6/1/2036	370,000	437,747
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	295,000	295,047
Encompass Health Corp.:
4.50%, 2/1/2028	185,000	186,025
4.63%, 4/1/2031	300,000	300,000
4.75%, 2/1/2030	60,000	60,892
Endeavor Energy Resources L.P./EER Finance, Inc. 6.63%, 7/15/2025 (a)	240,000	246,542
Energizer Holdings, Inc. 7.75%, 1/15/2027 (a)	525,000	573,526
Energy Transfer Operating L.P. 4.75%, 1/15/2026	955,000	1,017,457
Enterprise Products Operating LLC 3.75%, 2/15/2025	1,805,000	2,008,026
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	265,000	127,020
EQM Midstream Partners L.P. 6.50%, 7/1/2027 (a)	135,000	143,037
EQT Corp. 7.88%, 2/1/2025	320,000	354,669
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	515,000	519,836
Essential Utilities, Inc. 3.35%, 4/15/2050	1,885,000	2,012,954
Expedia Group, Inc. 3.80%, 2/15/2028	2,515,000	2,524,808
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	190,000	161,861
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a) (c)	155,000	39,548
Exxon Mobil Corp. 2.99%, 3/19/2025	1,260,000	1,380,406
FedEx Corp. 4.75%, 11/15/2045	815,000	1,007,968
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	485,000	519,294
Security Description	Principal Amount	Value
8.25%, 11/15/2026 (a)	$500,000	$547,565
FirstEnergy Corp. Series C, 4.85%, 7/15/2047	1,415,000	1,701,240
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	635,000	635,425
Ford Motor Co.:
7.45%, 7/16/2031	430,000	495,773
9.00%, 4/22/2025	175,000	200,545
Ford Motor Credit Co. LLC:
4.25%, 9/20/2022	800,000	806,728
5.75%, 2/1/2021	800,000	807,760
Series GMTN, 4.39%, 1/8/2026	600,000	594,000
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	200,000	210,366
frontdoor, Inc. 6.75%, 8/15/2026 (a)	690,000	736,996
Frontier Communications Corp.:
7.13%, 1/15/2023 (c)	285,000	108,448
8.00%, 4/1/2027 (a) (c)	410,000	410,000
8.50%, 4/15/2020 (c)	135,000	51,589
8.50%, 4/1/2026 (a) (c)	230,000	231,773
FTS International, Inc. 6.25%, 5/1/2022 (c)	320,000	108,918
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	405,000	416,611
GCI LLC 4.75%, 10/15/2028 (a) (e)	360,000	365,191
General Electric Co. Series MTN, 5.88%, 1/14/2038	700,000	815,395
General Motors Financial Co., Inc.:
3.95%, 4/13/2024	125,000	132,499
3 Month USD LIBOR + 0.99%, 1.29%, 1/5/2023 (b)	2,846,000	2,803,680
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	1,095,000	1,159,342
Georgia-Pacific LLC 3.60%, 3/1/2025 (a)	1,543,000	1,714,396
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	475,000	507,675
Golden Entertainment, Inc. 7.63%, 4/15/2026 (a)	315,000	310,955
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	740,000	617,212
8.75%, 10/1/2025 (a)	150,000	118,280

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc. Series ., 3 Month USD LIBOR + 1.17%, 1.45%, 5/15/2026 (b)	$3,790,000	$3,821,836
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	195,000	199,372
7.00%, 5/15/2027 (a)	575,000	623,323
Griffon Corp. 5.75%, 3/1/2028	960,000	1,003,469
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	130,000	127,529
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	225,000	233,285
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	310,000	161,138
Gulfport Energy Corp. 6.38%, 5/15/2025	500,000	305,015
Halliburton Co. 2.92%, 3/1/2030	1,177,000	1,158,839
HCA, Inc.:
4.13%, 6/15/2029	870,000	984,135
5.38%, 9/1/2026	965,000	1,065,910
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	365,000	363,876
5.63%, 2/15/2026 (a)	455,000	462,917
Hexion, Inc. 7.88%, 7/15/2027 (a)	300,000	302,103
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	450,000	442,008
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	540,000	494,586
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	235,000	228,371
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	295,000	305,915
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	25,000	26,079
5.75%, 5/1/2028 (a)	25,000	26,347
Home Depot, Inc. 3.90%, 6/15/2047	1,590,000	1,949,642
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	730,000	775,026
Hyundai Capital America 3.00%, 2/10/2027 (a)	1,920,000	1,987,834
IAA, Inc. 5.50%, 6/15/2027 (a)	570,000	592,595
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	385,000	401,674
6.25%, 5/15/2026	715,000	746,968
iHeartCommunications, Inc.:
5.25%, 8/15/2027 (a)	300,000	293,421
Security Description	Principal Amount	Value
8.38%, 5/1/2027	$75,000	$74,048
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	345,000	370,661
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	265,000	257,750
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	435,000	459,460
Intel Corp. 3.10%, 2/15/2060	895,000	965,553
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	575,000	575,414
7.00%, 6/15/2025 (a)	250,000	266,818
Iron Mountain, Inc.:
4.88%, 9/15/2029 (a)	185,000	188,077
REIT, 4.50%, 2/15/2031 (a)	260,000	261,401
iStar, Inc. 4.75%, 10/1/2024	305,000	295,057
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	175,000	182,387
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a)	190,000	207,096
6.50%, 4/15/2029 (a)	320,000	355,197
Jeld-Wen, Inc. 4.63%, 12/15/2025 (a)	610,000	613,776
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	790,000	788,088
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	85,000	82,937
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	430,000	494,392
5.20%, 7/15/2045	1,195,000	1,317,440
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a)	450,000	459,252
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	475,000	497,643
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	3,561,000	3,953,529
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	300,000	304,254
4.63%, 9/15/2027 (a)	460,000	472,475
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	410,000	410,246
6.75%, 4/15/2025 (a)	220,000	231,726
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	415,000	412,282

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Live Nation Entertainment, Inc.:
5.63%, 3/15/2026 (a)	$960,000	$926,496
6.50%, 5/15/2027 (a)	185,000	199,567
Logan Merger Sub, Inc. 5.50%, 9/1/2027 (a)	175,000	177,088
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	640,000	614,573
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	374,410
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	620,000	633,194
Massachusetts Mutual Life Insurance Co. 3.38%, 4/15/2050 (a)	1,885,000	1,916,348
Match Group Holdings II LLC:
4.63%, 6/1/2028 (a)	165,000	169,825
5.00%, 12/15/2027 (a)	775,000	817,206
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	735,000	790,588
MGM Resorts International:
5.75%, 6/15/2025	453,000	474,785
6.75%, 5/1/2025	420,000	440,336
Micron Technology, Inc. 2.50%, 4/24/2023	1,915,000	1,987,751
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	425,000	442,629
Monongahela Power Co. 5.40%, 12/15/2043 (a)	675,000	940,228
Morgan Stanley 3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	3,710,000	3,986,024
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	345,000	211,640
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	860,000	882,652
MPLX L.P. 1.75%, 3/1/2026	1,015,000	1,015,487
Murphy Oil USA, Inc. 4.75%, 9/15/2029	285,000	303,451
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	305,000	152,323
Nationstar Mortgage Holdings, Inc.:
5.50%, 8/15/2028 (a)	410,000	409,192
6.00%, 1/15/2027 (a)	65,000	66,293
Navient Corp.:
5.00%, 3/15/2027	285,000	267,507
Security Description	Principal Amount	Value
6.50%, 6/15/2022	$895,000	$913,195
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	585,000	409,874
NetApp, Inc. 1.88%, 6/22/2025	965,000	998,640
Netflix, Inc.:
5.38%, 11/15/2029 (a)	240,000	282,588
5.88%, 2/15/2025	410,000	462,956
Newell Brands, Inc. 4.88%, 6/1/2025	165,000	177,967
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	310,000	325,308
NextEra Energy Capital Holdings, Inc. 2.75%, 5/1/2025	1,975,000	2,136,456
NFP Corp.:
6.88%, 8/15/2028 (a)	360,000	364,356
7.00%, 5/15/2025 (a)	50,000	53,325
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 4/15/2026	250,000	156,860
Novelis Corp. 4.75%, 1/30/2030 (a)	235,000	230,671
NuStar Logistics L.P. 6.00%, 6/1/2026	510,000	511,943
NUVEEN FINANCE LLC 4.13%, 11/1/2024 (a)	3,045,000	3,433,907
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a) (c)	330,000	79,322
6.88%, 3/15/2022 (c)	345,000	80,820
Occidental Petroleum Corp.:
2.70%, 8/15/2022	366,000	341,774
3.50%, 8/15/2029	695,000	532,551
6.63%, 9/1/2030	605,000	557,737
8.00%, 7/15/2025	255,000	256,354
Omnicom Group, Inc. 2.45%, 4/30/2030	1,770,000	1,821,312
OneMain Finance Corp.:
5.38%, 11/15/2029	250,000	260,213
7.13%, 3/15/2026	324,000	361,798
Oracle Corp. 3.60%, 4/1/2050	1,780,000	1,992,372
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	380,000	395,101
7.38%, 6/1/2025 (a)	65,000	66,286
Par Petroleum LLC/Petroleum Finance Corp. 7.75%, 12/15/2025 (a)	705,000	623,876
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	595,000	592,174

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Pattern Energy Operations L.P./Pattern Energy Operations, Inc. 4.50%, 8/15/2028 (a)	$600,000	$623,268
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028 (a)	235,000	155,962
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	388,000	252,382
Penn National Gaming, Inc. 5.63%, 1/15/2027 (a)	620,000	643,200
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	370,000	377,160
Penske Truck Leasing Co. L.P./PTL Finance Corp. 4.20%, 4/1/2027 (a)	675,000	758,383
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	575,000	592,054
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	307,000	314,439
7.13%, 3/15/2023 (a)	380,000	383,576
PG&E Corp. 5.00%, 7/1/2028	560,000	543,021
Pike Corp. 5.50%, 9/1/2028 (a)	385,000	386,405
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	440,000	456,966
Polaris Intermediate Corp. PIK PIK, 8.50%, 12/1/2022 (a)	200,000	203,574
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	530,000	545,147
5.50%, 12/15/2029 (a)	140,000	150,114
Prime Security Services Borrower LLC/Prime Finance, Inc.:
3.38%, 8/31/2027 (a)	225,000	216,824
6.25%, 1/15/2028 (a)	330,000	336,580
QEP Resources, Inc. 5.25%, 5/1/2023	755,000	548,402
Radiate Holdco LLC/Radiate Finance, Inc.:
4.50%, 9/15/2026 (a)	300,000	302,634
6.50%, 9/15/2028 (a)	115,000	118,393
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	440,000	457,604
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	295,000	297,363
Realogy Group LLC/Realogy Co-Issuer Corp. 7.63%, 6/15/2025 (a)	195,000	203,878
Resideo Funding, Inc. 6.13%, 11/1/2026 (a)	600,000	595,188
Security Description	Principal Amount	Value
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 4.00%, 10/15/2027 (a) (e)	$230,000	$232,479
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	255,000	175,848
Roper Technologies, Inc. 4.20%, 9/15/2028	1,505,000	1,793,358
Royalty Pharma PLC 3.30%, 9/2/2040 (a)	2,015,000	1,997,066
Sabine Pass Liquefaction LLC 5.00%, 3/15/2027	1,485,000	1,674,293
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	210,000	231,061
Santander Holdings USA, Inc. 3.40%, 1/18/2023	1,970,000	2,063,457
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	475,000	502,540
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	580,000	583,028
8.25%, 3/15/2026 (a)	225,000	234,671
Scotts Miracle-Gro Co 4.50%, 10/15/2029	440,000	465,969
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	280,000	271,608
Select Medical Corp. 6.25%, 8/15/2026 (a)	860,000	894,512
Silgan Holdings, Inc. 4.13%, 2/1/2028	570,000	581,651
Sirius XM Radio, Inc.:
4.13%, 7/1/2030 (a)	510,000	522,577
5.50%, 7/1/2029 (a)	340,000	364,769
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	710,000	667,819
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	235,000	250,202
Smithfield Foods, Inc. 4.25%, 2/1/2027 (a)	1,620,000	1,772,280
Southern Co. Series A, 3.70%, 4/30/2030	1,855,000	2,117,649
Spectrum Brands, Inc. 5.00%, 10/1/2029 (a)	370,000	384,585
Springleaf Finance Corp. 6.63%, 1/15/2028	125,000	138,625
Sprint Capital Corp. 6.88%, 11/15/2028	1,270,000	1,586,928
Sprint Corp. 7.13%, 6/15/2024	1,355,000	1,558,440
Staples, Inc.:
7.50%, 4/15/2026 (a)	330,000	304,887
10.75%, 4/15/2027 (a)	150,000	119,805
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	171,000	183,772

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	$815,000	$733,793
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	300,000	310,212
5.50%, 2/15/2026	570,000	570,855
Switch, Ltd. 3.75%, 9/15/2028 (a)	220,000	222,589
Sysco Corp.:
3.25%, 7/15/2027	925,000	1,004,818
3.30%, 2/15/2050	960,000	904,474
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.88%, 2/1/2031 (a)	650,000	630,175
6.50%, 7/15/2027	200,000	209,122
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	855,000	872,297
Tempur Sealy International, Inc. 5.50%, 6/15/2026	937,000	972,016
Tenet Healthcare Corp.:
4.88%, 1/1/2026 (a)	545,000	551,883
5.13%, 11/1/2027 (a)	230,000	236,291
6.25%, 2/1/2027 (a)	610,000	629,032
7.00%, 8/1/2025	560,000	576,274
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	155,000	156,197
Textron, Inc. 2.45%, 3/15/2031	3,170,000	3,171,173
T-Mobile USA, Inc. 3.88%, 4/15/2030 (a)	2,735,000	3,105,182
TransDigm, Inc.:
5.50%, 11/15/2027	360,000	345,863
6.25%, 3/15/2026 (a)	675,000	704,848
6.38%, 6/15/2026	430,000	431,926
8.00%, 12/15/2025 (a)	90,000	97,854
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	585,000	468,597
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	325,000	290,014
Transocean, Inc. 11.50%, 1/30/2027 (a)	141,000	57,637
TRI Pointe Group, Inc. 5.70%, 6/15/2028	410,000	447,904
Trident Merger Sub, Inc. 6.63%, 11/1/2025 (a)	410,000	405,908
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	160,000	136,445
7.75%, 8/15/2025	282,000	180,584
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	670,000	668,037
Security Description	Principal Amount	Value
Uber Technologies, Inc.:
7.50%, 9/15/2027 (a)	$210,000	$224,624
8.00%, 11/1/2026 (a)	385,000	410,121
Union Pacific Corp. 2.97%, 9/16/2062 (a)	1,590,000	1,560,299
United Rentals North America, Inc.:
3.88%, 2/15/2031	65,000	65,959
4.00%, 7/15/2030	360,000	370,296
5.25%, 1/15/2030	70,000	76,434
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	355,000	348,237
Upjohn, Inc. 1.65%, 6/22/2025 (a)	540,000	552,269
US Foods, Inc. 6.25%, 4/15/2025 (a)	35,000	37,038
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	895,000	884,815
Valero Energy Corp. 2.85%, 4/15/2025	1,260,000	1,321,803
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	760,000	826,523
Vertical US Newco, Inc. 5.25%, 7/15/2027 (a)	700,000	727,496
ViaSat, Inc. 6.50%, 7/15/2028 (a)	440,000	441,109
VICI Properties L.P./VICI Note Co., Inc.:
REIT, 3.75%, 2/15/2027 (a)	70,000	68,856
REIT, 4.13%, 8/15/2030 (a)	315,000	309,878
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	955,000	742,455
13.00%, 5/15/2025 (a)	125,000	144,688
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	170,000	115,396
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	365,000	361,405
Vizient, Inc. 6.25%, 5/15/2027 (a)	380,000	398,985
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	375,000	379,163
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,000	8,456
Wells Fargo & Co.:
3.07%, 1/24/2023	2,000,000	2,063,140
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	1,920,000	2,145,197
Welltower, Inc. 4.13%, 3/15/2029	3,550,000	4,027,759

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	$670,000	$683,996
Western Midstream Operating L.P.:
4.10%, 2/1/2025	380,000	361,635
5.05%, 2/1/2030	395,000	384,390
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	215,000	136,927
William Carter Co. 5.63%, 3/15/2027 (a)	485,000	511,374
Williams Cos., Inc. 3.75%, 6/15/2027	990,000	1,086,426
Willis North America, Inc. 3.88%, 9/15/2049	1,940,000	2,242,252
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	290,000	239,218
WPX Energy, Inc.:
4.50%, 1/15/2030	245,000	240,997
5.25%, 10/15/2027	435,000	442,338
5.88%, 6/15/2028	315,000	329,109
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	675,000	696,262
WRKCo, Inc. 3.75%, 3/15/2025	1,785,000	1,995,112
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	380,000	368,969
XHR L.P. 6.38%, 8/15/2025 (a)	135,000	135,297
Yum! Brands, Inc.:
3.63%, 3/15/2031	350,000	350,812
4.75%, 1/15/2030 (a)	375,000	404,573
7.75%, 4/1/2025 (a)	170,000	188,486
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	455,000	447,861
6.13%, 3/1/2028 (a)	215,000	221,871
		299,514,087
TOTAL CORPORATE BONDS & NOTES (Cost $472,343,057)		478,751,652
ASSET-BACKED SECURITIES — 3.0%
Aaset Trust Series 2019-2, Class A, 3.38%, 10/16/2039 (a)	1,858,297	1,741,433
AccessLex Institute Series 2004-2, Class A3, 3 Month USD LIBOR + 0.19%, 0.43%, 10/25/2024 (b)	1,020,064	973,445
ACE Securities Corp. Home Equity Loan Trust Series 2007-WM2, Class A2C, ABS, 1 mo. USD LIBOR + .280%, 0.43%, 2/25/2037 (b)	3,313,756	1,853,571
Security Description	Principal Amount	Value
Aegis Asset Backed Securities Trust Series 2006-1, Class A2, 1 Month USD LIBOR + 0.17%, 0.32%, 1/25/2037 (b)	$25,301,025	$21,239,479
CAL Funding IV, Ltd. Series 2020-1A, Class A, ABS, 2.22%, 9/25/2045 (a)	2,000,000	2,006,498
CLI Funding VI LLC Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,301,369	1,324,464
CLNC, Ltd. Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.25%, 1.41%, 8/20/2035 (a) (b)	3,527,000	3,456,460
DT Auto Owner Trust Series 2019-2A, Class A, 2.85%, 9/15/2022 (a)	261,141	262,012
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 Month USD LIBOR + .14%, 0.29%, 3/25/2037 (b)	11,864,189	8,367,050
GAIA Aviation, Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (f)	1,475,773	1,298,941
GSAA Home Equity Trust Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,308,359	1,424,462
JOL Air, Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	2,683,991	2,545,048
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.65%, 5/15/2036 (a) (b)	3,382,000	3,314,360
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	708,648	715,930
Navient Private Education Refi Loan Trust Series 2019-CA, Class A1, 2.82%, 2/15/2068 (a)	317,759	319,288
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, 3.84%, 12/27/2058 (a) (f)	4,012,562	4,020,494
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	1,374,858	1,239,714
START Ireland Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	659,653	614,904

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2006-BNC2, Class A5, 1 Month USD LIBOR + 0.16%, 0.31%, 5/25/2036 (b)	$2,359,963	$2,310,627
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 Month USD LIBOR + 0.17%, 0.32%, 12/25/2036 (b)	1,637,588	1,598,696
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,330,000	1,351,890
TRTX Issuer, Ltd. Series 2019-FL3, Class AS, 1 Month USD LIBOR + 1.45%, 1.60%, 10/15/2034 (a) (b)	3,527,000	3,438,825
Upstart Securitization Trust Series 2020-1, Class A, ABS, 2.32%, 4/22/2030 (a)	1,489,926	1,500,571
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97, 2/25/2049 (a) (f)	1,300,458	1,301,375
Series 2020-NPL5, Class A1A, ABS, 2.98, 3/25/2050 (a) (f)	618,898	618,494
VOLT LXXX LLC Series 2019-NPL6, Class A1A, ABS, 3.23%, 10/25/2049 (a) (f)	2,061,649	2,062,544
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049 (a) (f)	5,850,939	5,865,527
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, ABS, 3.23%, 1/25/2050 (a) (f)	7,045,229	7,058,649
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, ABS, 2.98%, 3/25/2050 (a) (f)	11,842,709	11,818,246
TOTAL ASSET-BACKED SECURITIES (Cost $94,447,659)		95,642,997
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
COLOMBIA — 0.1%
Colombia Government International Bond 2.63%, 3/15/2023	2,400,000	2,460,600
Security Description	Principal Amount	Value
GUATEMALA — 0.0% (d)
Republic Of Guatemala Series 144A, 5.38%, 4/24/2032 (a)	$200,000	$229,872
INDONESIA — 0.0% (d)
Indonesia Government International Bond Series REGS, 3.38%, 4/15/2023	400,000	422,480
PANAMA — 0.1%
Panama Government International Bond 4.00%, 9/22/2024	4,000,000	4,378,560
PERU — 0.1%
Peruvian Government International Bond:
2.39%, 1/23/2026	600,000	630,246
2.78%, 1/23/2031	2,350,000	2,544,134
		3,174,380
PHILIPPINES — 0.0% (d)
Philippine Government International Bond:
2.46%, 5/5/2030	800,000	863,312
2.95%, 5/5/2045	600,000	634,224
		1,497,536
QATAR — 0.1%
Qatar Government International Bond:
Series REGS, 3.38%, 3/14/2024	1,800,000	1,938,402
Series REGS, 3.88%, 4/23/2023	800,000	858,624
		2,797,026
SAUDI ARABIA — 0.2%
Saudi Government International Bond:
2.90%, 10/22/2025 (a)	1,800,000	1,925,370
Series REGS, 2.38%, 10/26/2021	1,900,000	1,931,369
Series REGS, 2.88%, 3/4/2023	1,000,000	1,043,930
		4,900,669
SOUTH KOREA — 0.0% (d)
Korea Electric Power Corp. 1.13%, 6/15/2025 (a)	700,000	704,662
THAILAND — 0.0% (d)
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.90%, 1.15%, 11/20/2023 (b)	420,000	417,551

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond:
0.75%, 9/2/2023 (a)	$800,000	$799,056
2.50%, 4/16/2025 (a)	500,000	530,475
3.13%, 4/16/2030 (a)	700,000	783,020
		2,112,551
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $22,182,100)		23,095,887
	Shares
COMMON STOCKS — 0.0% (d)
UNITED STATES — 0.0% (d)
Foresight Energy (g) (h)	572	9,337
Tapstone Energy Holdings (g) (h)	5,920	—
		9,337
TOTAL COMMON STOCKS (Cost $1,912)		9,337
CONVERTIBLE BONDS — 0.0% (d)
JAMAICA — 0.0% (d)
Digicel Group 0.5, Ltd. PIK (a)	579,635	69,556
TOTAL CONVERTIBLE BONDS (Cost $49,269)		69,556
	Principal Amount
SENIOR FLOATING RATE LOANS — 3.0% (i)
ADVERTISING SERVICES — 0.0% (d)
Terrier Media Buyer, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/17/2026	461,513	451,376
AEROSPACE & DEFENSE — 0.0% (d)
TransDigm, Inc. Senior Secured 2020 Term Loan E, 1 Month USD LIBOR + 2.25%, 2.40%, 5/30/2025	1,129,066	1,069,514
	Principal Amount	Value
AIRLINES — 0.0% (d)
American Airlines, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 1.75%, 1.90%, 1/29/2027	$145,000	$107,014
Delta Air Lines, Inc./SkyMiles IP, Ltd. , 9/16/2027	215,000	216,843
Mileage Plus Holdings LLC Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 5.25%, 6.25%, 6/25/2027	505,000	514,085
		837,942
AUTO COMPONENTS — 0.0% (d)
Clarios Global LP Senior Secured USD Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 4/30/2026	283,035	276,490
Mavis Tire Express Services Corp. Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 3.25%, 3.47%, 3/20/2025	518,035	493,107
		769,597
BROADCAST SERV/PROGRAM — 0.1%
E.W. Scripps Company (The) Senior Secured 2019 Term Loan B2, 1 Month USD LIBOR + 2.50%, 2.65%, 5/1/2026	1,220,752	1,193,096
BUILDING PRODUCTS — 0.0% (d)
Cornerstone Building Brands, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 4/12/2025	179,486	176,934
CASINO SERVICES — 0.0% (d)
Stars Group Holdings B.V. (The) Senior Secured 2018 USD Incremental Term Loan, 3 Month USD LIBOR + 3.50%, 3.72%, 7/10/2025	387,340	387,112
CHEMICALS — 0.1%
Avantor Funding, Inc. Senior Secured USD Term Loan B3, 1 Month USD LIBOR + 2.25%, 3.25%, 11/21/2024	143,535	141,860

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Diamond (BC) B.V. Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.00%, 3.26%, 9/6/2024	$580,523	$544,966
Illuminate Buyer, LLC Senior Secured Term Loan, 1 Week USD LIBOR + 4.00%, 4.15%, 6/16/2027	695,000	690,729
Messer Industries GmbH Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 2.50%, 2.72%, 3/1/2026	141,808	139,132
Solenis Holdings LLC Senior Secured 2018 1st Lien Term Loan, 3 Month USD LIBOR + 4.00%, 4.26%, 6/26/2025	635,127	622,491
Starfruit Finco B.V. Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 10/1/2025	581,426	564,815
		2,703,993
COMMERCIAL SERVICES — 0.0% (d)
IRI Holdings, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.25%, 4.40%, 12/1/2025	388,025	384,752
Wand NewCo 3, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 2/5/2026	743,666	719,497
		1,104,249
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Allied Universal Holdco LLC Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 7/10/2026	1,017,312	1,008,320
Aramark Services, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 1.75%, 1.90%, 1/15/2027	313,425	300,824
Asurion LLC Senior Secured 2017 2nd Lien Term Loan, 1 Month USD LIBOR + 6.50%, 6.65%, 8/4/2025	385,152	386,555
Dealer Tire, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/12/2025	44,662	43,769
	Principal Amount	Value
Emerald TopCo, Inc. Senior Secured Term Loan, 3 Month USD LIBOR + 3.50%, 3.76%, 7/24/2026	$272,667	$263,295
Lineage Logistics Holdings LLC Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 3.00%, 4.00%, 2/27/2025	696,429	688,486
Prime Security Services Borrower LLC Senior Secured 2019 Term Loan B1, 1 Month USD LIBOR + 3.25%, 4.25%, 9/23/2026	510,470	506,642
Refinitiv US Holdings, Inc. Senior Secured 2018 USD Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 10/1/2025	2,069,205	2,050,913
Verscend Holding Corp. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.50%, 4.65%, 8/27/2025	1,220,593	1,212,506
		6,461,310
COMMUNICATIONS EQUIPMENT — 0.0% (d)
Avaya, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 12/15/2024	235,245	234,401
CONSTRUCTION & ENGINEERING — 0.0% (d)
Brand Energy & Infrastructure Services, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 4.25%, 5.25%, 6/21/2024	397,472	371,294
Dynasty Acquisition Co., Inc.:
Senior Secured 2020 CAD Term Loan B2, 3 Month USD LIBOR + 3.50%, 3.72%, 4/6/2026	258,084	229,281
Senior Secured 2020 Term Loan B1, 3 Month USD LIBOR + 3.50%, 3.72%, 4/6/2026	480,036	426,462
		1,027,037
CONSTRUCTION MATERIALS — 0.0% (d)
Forterra Finance LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 10/25/2023	103,832	103,010

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
CONSUMER FINANCE — 0.0% (d)
Amentum Government Services Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 3.65%, 2/1/2027	$139,650	$138,312
CONTAINERS & PACKAGING — 0.1%
Graham Packaging Company, Inc. Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 4.50%, 8/4/2027	640,000	637,514
Reynolds Group Holdings, Inc.:
Senior Secured 2020 Term Loan, 2/3/2026	360,000	354,600
Senior Secured USD 2017 Term Loan, 3 Month USD LIBOR + 1.75%, 5.00%, 2/5/2023	701,734	694,850
		1,686,964
CONTAINERS-PAPER/PLASTIC — 0.0% (d)
Flex Acquisition Company, Inc. Senior Secured 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 4.00%, 12/29/2023	525,010	514,675
DIVERSIFIED CONSUMER SERVICES — 0.1%
Ascend Learning LLC Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.00%, 4.00%, 7/12/2024	1,225,524	1,212,503
Mister Car Wash Holdings, Inc. Senior Secured 2019 Term Loan B, 6 Month USD LIBOR + 3.25%, 4.38%, 5/14/2026	461,496	438,379
		1,650,882
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Deerfield Dakota Holding LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.75%, 4.75%, 4/9/2027	832,912	829,789
Edelman Financial Center LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.14%, 7/21/2025	393,000	380,504
	Principal Amount	Value
UFC Holdings LLC Senior Secured 2019 Term Loan, 6 Month USD LIBOR + 3.25%, 4.25%, 4/29/2026	$1,400,475	$1,379,909
		2,590,202
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
CenturyLink, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.25%, 2.40%, 3/15/2027	895,489	862,311
Consolidated Communications, Inc. Senior Secured 2020 Term Loan B, Telecommunications, 10/17/2027	95,000	94,228
Intelsat Jackson Holdings S.A.:
Senior Secured 2017 Term Loan B3, 1 Month USD LIBOR + 4.75%, 8.00%, 11/27/2023	1,237,174	1,247,480
Senior Secured 2020 DIP Term Loan, 3 Month USD LIBOR + 5.50%, 6.50%, 7/13/2022	186,027	189,825
Level 3 Financing, Inc. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 1.75%, 1.90%, 3/1/2027	957,530	929,403
Telesat Canada Senior Secured Term Loan B5, 1 Month USD LIBOR + 2.75%, 2.90%, 12/7/2026	218,350	211,799
		3,535,046
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
GrafTech Finance, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.50%, 4.50%, 2/12/2025	293,667	291,097
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Carnival Corporation Senior Secured USD Term Loan B, 1 Month USD LIBOR + 7.50%, 8.50%, 6/30/2025	144,638	147,008

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/17/2024 (g)	$4,555	$4,555
		151,563
ENTERTAINMENT — 0.0% (d)
NASCAR Holdings, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.89%, 10/19/2026	337,902	330,793
FOOD & BEVERAGE — 0.0% (d)
Caesars Resort Collection, LLC Senior Secured 2020 Term Loan B1, 1 Month USD LIBOR + 4.50%, 4.65%, 7/21/2025	475,000	461,080
Elanco Animal Health Incorporated Senior Secured Term Loan B, 1 Month USD LIBOR + 1.75%, 1.91%, 8/1/2027	336,930	327,979
		789,059
FOOD & STAPLES RETAILING — 0.0% (d)
United Natural Foods, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.40%, 10/22/2025	195,189	190,904
FOOD PRODUCTS — 0.1%
JBS USA Lux S.A. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.00%, 2.15%, 5/1/2026	1,397,768	1,364,396
FOOD-MISC/DIVERSIFIED — 0.0% (d)
Froneri International Ltd. Senior Secured 2020 USD Term Loan, 1 Month USD LIBOR + 2.25%, 2.40%, 1/31/2027	428,925	413,224
H Food Holdings LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.69%, 3.83%, 5/23/2025	590,611	575,846
		989,070
	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% (d)
Packaging Coordinators Midco, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 10/1/2027 (j)	$155,000	$154,516
HEALTH CARE PROVIDERS & SERVICES — 0.2%
Air Methods Corporation Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/22/2024	396,923	349,540
Athenahealth, Inc. Senior Secured 2019 Term Loan B, 3 Month USD LIBOR + 4.50%, 4.75%, 2/11/2026	273,484	270,407
Auris Luxembourg III S.a.r.l. Senior Secured 2019 USD Term Loan B2, 1 Month USD LIBOR + 3.75%, 3.90%, 2/27/2026	544,778	505,737
CHG Healthcare Services, Inc. Senior Secured 2017 1st Lien Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 6/7/2023	696,880	686,490
Envision Healthcare Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025	331,309	240,673
Global Medical Response, Inc. Senior Secured 2018 Term Loan B1, 3 Month USD LIBOR + 3.25%, 4.25%, 4/28/2022	432,781	432,376
MPH Acquisition Holdings LLC Senior Secured 2016 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/7/2023	710,000	699,986
Pathway Vet Alliance LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 4.00%, 4.15%, 3/31/2027	901,808	889,746
RegionalCare Hospital Partners Holdings, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 11/16/2025	367,574	357,848

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Sotera Health Holdings, LLC Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026	$820,875	$818,482
Team Health Holdings, Inc. Senior Secured 1st Lien Term Loan, 1 Month USD LIBOR + 2.75%, 3.75%, 2/6/2024	173,650	146,421
Zelis Healthcare Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 4.75%, 4.90%, 9/30/2026	298,723	297,015
		5,694,721
HOTELS, RESTAURANTS & LEISURE — 0.2%
Alterra Mountain Company Senior Secured Term Loan B1, 1 Month USD LIBOR + 2.75%, 2.90%, 7/31/2024	992,178	960,756
Caesars Resort Collection LLC Senior Secured 2017 1st Lien Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 12/23/2024	1,128,397	1,060,366
ClubCorp Holdings, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 2.97%, 9/18/2024	224,487	192,878
Golden Nugget, Inc. Senior Secured 2017 Incremental Term Loan B, 1 Month USD LIBOR + 2.50%, 3.25%, 10/4/2023	1,206,484	1,083,803
Life Time Fitness, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 6/10/2022	595,264	544,416
Penn National Gaming, Inc. Senior Secured 2018 1st Lien Term Loan B, 1 Month USD LIBOR + 2.25%, 3.00%, 10/15/2025	231,466	225,680
Travelport Finance (Luxembourg) S.a.r.l.:
Senior Secured 2019 Term Loan, 3 Month USD LIBOR + 5.00%, 5.22%, 5/29/2026	92,653	58,047
	Principal Amount	Value
Senior Secured 2020 Super Priority Term Loan, 3 Month USD LIBOR + 7.00%, 8.00%, 2/28/2025	$85,079	$84,338
Vertical US Newco Inc Senior Secured USD Term Loan B, 3 Month USD LIBOR + 4.25%, 4.57%, 7/30/2027	1,625,000	1,614,559
		5,824,843
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.0% (d)
Calpine Corporation:
Senior Secured 2019 Term Loan B10, 1 Month USD LIBOR + 2.00%, 2.15%, 8/12/2026	79,200	77,085
Senior Secured Term Loan B9, 1 Month USD LIBOR + 2.25%, 2.40%, 4/5/2026	980,320	956,356
		1,033,441
INSURANCE — 0.1%
Acrisure, LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/15/2027	839,638	813,248
AssuredPartners, Inc. Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 3.50%, 3.65%, 2/12/2027	1,220,907	1,187,765
Ryan Specialty Group LLC Senior Secured Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 9/1/2027	205,000	203,464
Sedgwick Claims Management Services, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 12/31/2025	838,949	811,163
		3,015,640
INTERACTIVE MEDIA & SERVICES — 0.1%
Go Daddy Operating Company LLC Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 2.50%, 2.65%, 8/10/2027	688,275	679,672

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
GTT Communications, Inc. Senior Secured 2018 USD Term Loan B, 3 Month USD LIBOR + 2.75%, 2.97%, 5/31/2025	$215,687	$186,947
ION Trading Technologies S.a.r.l. Senior Secured USD Incremental Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 11/21/2024	500,395	493,166
		1,359,785
INTERNET & CATALOG RETAIL — 0.0% (d)
PUG LLC Senior Secured USD Term Loan, 1 Month USD LIBOR + 3.50%, 3.65%, 2/12/2027	104,213	92,488
Uber Technologies, Inc. Senior Secured 2018 Term Loan, 1 Month USD LIBOR + 4.00%, 5.00%, 4/4/2025	900,394	895,249
		987,737
INTERNET & TELECOM — 0.0% (d)
Cablevision Lightpath LLC Senior Secured Term Loan B, 9/16/2027 (j)	395,000	393,355
INTERNET GAMBLING — 0.0% (d)
Playtika Holding Corp , 12/10/2024 (j)	197,436	197,980
IT SERVICES — 0.1%
Blackhawk Network Holdings, Inc Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 6/15/2025	703,072	665,391
Flexential Intermediate Corporation Senior Secured 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 3.72%, 8/1/2024	452,132	389,964
Science Applications International Corporation Senior Secured 2020 Incremental Term Loan B, 1 Month USD LIBOR + 2.25%, 2.40%, 3/12/2027	242,625	240,350
TKC Holdings, Inc. Senior Secured 2017 1st Lien Term Loan, 6 Month USD LIBOR + 3.75%, 4.75%, 2/1/2023	856,818	806,750
	Principal Amount	Value
VS Buyer LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 2/28/2027	$1,029,825	$1,016,952
Web.com Group, Inc. Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 10/10/2025	288,696	280,215
		3,399,622
LIFE SCIENCES TOOLS & SERVICES — 0.0% (d)
Parexel International Corporation Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 9/27/2024	712,297	685,144
MACHINERY — 0.1%
Filtration Group Corporation Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 3/29/2025	1,388,074	1,364,220
Ingersoll-Rand Services Company Senior Secured 2020 USD Spinco Term Loan, 1 Month USD LIBOR + 1.75%, 1.90%, 3/1/2027	238,800	231,388
Titan Acquisition, Ltd. Senior Secured 2018 Term Loan B, 3 Month USD LIBOR + 3.00%, 3.36%, 3/28/2025	289,592	274,494
		1,870,102
MACHINERY-CONSTRUCTION & MINING — 0.0% (d)
Clear Channel Outdoor Holdings, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.76%, 8/21/2026	69,300	63,336
MEDIA — 0.2%
CSC Holdings LLC Senior Secured 2019 Term Loan B5, 1 Month USD LIBOR + 2.50%, 2.65%, 4/15/2027	1,404,325	1,365,418
Nexstar Broadcasting, Inc. Senior Secured 2019 Term Loan B4, 1 Month USD LIBOR + 2.75%, 2.91%, 9/18/2026	1,186,372	1,162,894
Radiate Holdco, LLC Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.50%, 4.25%, 9/25/2026	1,060,000	1,043,734

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Rentpath, Inc. Senior Secured 2017 Term Loan, 3 Month USD LIBOR + 3.75%, 7.00%, 12/17/2021	$361,691	$263,506
Sinclair Television Group Inc. Senior Secured Term Loan B2B, 1 Month USD LIBOR + 2.50%, 2.65%, 9/30/2026	277,200	271,171
Virgin Media Bristol LLC Senior Secured USD Term Loan N, 1 Month USD LIBOR + 2.50%, 2.65%, 1/31/2028	1,348,421	1,311,812
		5,418,535
METAL-DIVERSIFIED — 0.0% (d)
Covia Holdings Corporation Senior Secured Term Loan, 3 Month USD LIBOR + 5.00%, 8.25%, 6/1/2025	169,473	124,986
MRI/MEDICAL DIAG IMAGING — 0.0% (d)
IQVIA Inc. Senior Secured 2018 USD Term Loan B3, 3 Month USD LIBOR + 1.75%, 1.97%, 6/11/2025	453,048	447,951
Radiology Partners, Inc. Senior Secured 2018 1st Lien Term Loan B, 3 Month USD LIBOR + 4.25%, 5.99%, 7/9/2025	573,810	552,149
		1,000,100
OIL REFINING & MARKETING — 0.0% (d)
Gulf Finance, LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 5.25%, 6.25%, 8/25/2023	222,232	157,692
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
EG America LLC Senior Secured 2018 USD Term Loan, 3 Month USD LIBOR + 4.00%, 4.22%, 2/7/2025	179,418	176,418
Pacific Gas & Electric Company Senior Secured 2020 Term Loan, 3 Month USD LIBOR + 4.50%, 5.50%, 6/23/2025	603,487	592,423
		768,841
	Principal Amount	Value
PAPER & FOREST PRODUCTS — 0.0% (d)
Asplundh Tree Expert LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 2.50%, 2.65%, 9/7/2027	$580,000	$580,122
PERSONAL PRODUCTS — 0.0% (d)
Kronos Acquisition Holdings Inc. Senior Secured 2015 Term Loan B, 3 Month USD LIBOR + 4.00%, 5.00%, 5/15/2023	484,395	482,574
PHARMACEUTICALS — 0.1%
Bausch Health Companies Inc.:
Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 6/2/2025	383,119	376,255
Senior Secured Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 11/27/2025	924,000	904,171
Milano Acquisition Corp. , 8/13/2027	980,000	972,038
		2,252,464
PIPELINES — 0.1%
Blackstone CQP Holdco L.P. Senior Secured Term Loan B, 3 Month USD LIBOR + 3.50%, 3.73%, 9/30/2024	570,666	559,538
Buckeye Partners, L.P. Senior Secured 2019 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.90%, 11/1/2026	482,575	474,533
Lower Cadence Holdings LLC Senior Secured Term Loan B, 1 Month USD LIBOR + 4.00%, 4.15%, 5/22/2026	698,196	648,100
		1,682,171
PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corporation (The) Senior Secured Term Loan, 1 Month USD LIBOR + 3.75%, 3.89%, 2/6/2026	1,233,800	1,223,313

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
PUBLISHING-BOOKS — 0.0% (d)
Getty Images, Inc. Senior Secured 2019 USD Term Loan B, 1 Month USD LIBOR + 4.50%, 4.69%, 2/19/2026	$240,526	$225,614
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
VICI Properties 1 LLC Senior Secured Replacement Term Loan B, 1 Month USD LIBOR + 1.75%, 1.91%, 12/20/2024	1,423,068	1,379,003
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
Bright Bidco B.V. Senior Secured 2018 Term Loan B, 6 Month USD LIBOR + 3.50%, 4.50%, 6/30/2024	253,398	124,099
RETAIL-RESTAURANTS — 0.0% (d)
IRB Holding Corp Senior Secured 2020 Term Loan B, 3 Month USD LIBOR + 2.75%, 3.75%, 2/5/2025	730,253	699,115
Whatabrands LLC Senior Secured 2020 Term Loan B, 1 Month USD LIBOR + 2.75%, 2.91%, 7/31/2026	307,679	301,910
		1,001,025
SEMICONDUCTOR EQUIPMENT — 0.0% (d)
Tech Data Corporation Senior Secured ABL Term Loan, 1 Month USD LIBOR + 3.50%, 3.64%, 6/30/2025	845,000	852,077
SOFTWARE — 0.6%
Camelot U.S. Acquisition 1 Co. Senior Secured Term Loan B, 1 Month USD LIBOR + 3.00%, 3.15%, 10/30/2026	1,235,662	1,214,619
Castle US Holding Corporation Senior Secured USD Term Loan B, 3 Month USD LIBOR + 3.75%, 3.97%, 1/29/2027	1,274,667	1,228,919
	Principal Amount	Value
Cengage Learning, Inc. Senior Secured 2016 Term Loan B, 1 Month USD LIBOR + 4.25%, 5.25%, 6/7/2023	$540,610	$453,534
Cornerstone OnDemand, Inc. Senior Secured Term Loan B, 1 Month USD LIBOR + 4.25%, 4.41%, 4/22/2027	365,000	364,848
Finastra USA, Inc.:
Senior Secured USD 1st Lien Term Loan, 3 Month USD LIBOR + 3.50%, 4.50%, 6/13/2024	519,076	486,763
Senior Secured USD 2nd Lien Term Loan, 6 Month USD LIBOR + 7.25%, 8.25%, 6/13/2025	105,000	99,172
Greeneden U.S. Holdings II, LLC Senior Secured 2018 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 12/1/2023	1,227,018	1,226,000
Hyland Software, Inc. Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 4.00%, 7/1/2024	1,225,814	1,222,492
Informatica LLC Senior Secured 2020 USD Term Loan B, 1 Month USD LIBOR + 3.25%, 3.40%, 2/25/2027	203,975	200,215
LogMeIn, Inc. Senior Secured Term Loan B, 3 Month USD LIBOR + 4.75%, 4.91%, 8/31/2027	420,000	406,745
Mitchell International, Inc. Senior Secured 2017 1st Lien Term Loan, 1 Month USD LIBOR + 3.25%, 3.40%, 11/29/2024	1,075,811	1,031,735
Project Alpha Intermediate Holding, Inc. Senior Secured 2017 Term Loan B, 3 Month USD LIBOR + 3.50%, 4.50%, 4/26/2024	714,462	704,191
Severin Acquisition, LLC Senior Secured 2018 Term Loan B, 1 Month USD LIBOR + 3.25%, 3.41%, 8/1/2025	1,042,045	1,014,692
Solera, LLC Senior Secured USD Term Loan B, 2 Month USD LIBOR + 2.75%, 2.94%, 3/3/2023	1,417,247	1,393,430

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Sophia L.P.:
Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/30/2022	$1,233,354	$1,229,759
Senior Secured 2017 Term Loan B, 1 Month USD LIBOR + 3.25%, 4.25%, 9/22/2027 (j)	595,000	592,025
Surf Holdings LLC Senior Secured USD Term Loan, 3 Month USD LIBOR + 3.50%, 3.75%, 3/5/2027	1,037,400	1,017,762
Tempo Acquisition LLC Senior Secured 2020 Extended Term Loan, 1 Month USD LIBOR + 3.25%, 3.75%, 11/2/2026	1,083,270	1,053,821
Tibco Software Inc. Senior Secured 2020 Term Loan B3, 1 Month USD LIBOR + 3.75%, 3.90%, 6/30/2026	1,037,112	1,015,074
Ultimate Software Group Inc(The):
Senior Secured 2020 2nd Lien Incremental Term Loan, 3 Month USD LIBOR + 6.75%, 7.50%, 5/3/2027	95,000	97,059
Senior Secured 2020 Incremental Term Loan B, 5/4/2026	870,000	869,134
Senior Secured Term Loan B, 1 Month USD LIBOR + 3.75%, 3.90%, 5/4/2026	1,410,750	1,401,150
		18,323,139
SPECIALTY RETAIL — 0.0% (d)
Bass Pro Group LLC Senior Secured Term Loan B, 3 Month USD LIBOR + 5.00%, 5.75%, 9/25/2024	397,948	395,215
PetSmart, Inc. Senior Secured Consenting Term Loan, 3 Month USD LIBOR + 4.00%, 5.00%, 3/11/2022	722,185	721,668
		1,116,883
TELECOM SERVICES — 0.0% (d)
Connect Finco Sarl Senior Secured Term Loan B, 1 Month USD LIBOR + 4.50%, 5.50%, 12/11/2026	144,275	140,218
	Principal Amount	Value
T-Mobile USA, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.15%, 4/1/2027	$693,262	$693,571
		833,789
TELECOMMUNICATION EQUIP — 0.0% (d)
Altice France S.A. Senior Secured 2018 Term Loan B13, 1 Month USD LIBOR + 4.00%, 4.15%, 8/14/2026	761,126	742,163
MLN US HoldCo LLC Senior Secured 2018 1st Lien Term Loan, 1 Month USD LIBOR + 4.50%, 4.66%, 11/30/2025	180,515	155,130
		897,293
TELEVISION — 0.1%
Gray Television, Inc. Senior Secured 2018 Term Loan C, 1 Month USD LIBOR + 2.50%, 2.66%, 1/2/2026	1,209,581	1,191,437
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
Capri Finance LLC Senior Secured USD 2017 1st Lien Term Loan, 3 Month USD LIBOR + 3.00%, 3.26%, 11/1/2024	830,740	830,221
TRANSPORT-AIR FREIGHT — 0.0% (d)
Kestrel Bidco, Inc. Senior Secured Term Loan B, 6 Month USD LIBOR + 3.00%, 4.00%, 12/11/2026	560,576	488,604
TOTAL SENIOR FLOATING RATE LOANS (Cost $98,238,188)		96,376,738
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.3%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050	49,840,898	51,564,011
2.00%, 10/1/2050	39,880,150	41,258,898
2.50%, 4/1/2033	2,402,675	2,530,387
2.50%, 11/1/2039	13,710,423	14,372,842
3.00%, 11/1/2042	12,275,786	13,108,705
3.00%, 12/1/2042	10,299,049	10,849,799
3.00%, 1/1/2045	1,762,139	1,875,645
3.00%, 2/1/2045	1,207,426	1,273,789
3.00%, 3/1/2045	1,275,714	1,345,830
3.00%, 4/1/2045	29,105,001	30,891,947

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
3.00%, 5/1/2045	$4,700,042	$4,958,369
3.00%, 8/1/2045	13,009,224	13,724,245
3.00%, 7/1/2047	4,530,938	4,773,234
3.50%, 2/1/2045	2,022,703	2,175,273
3.50%, 4/1/2045	23,137,521	25,207,642
3.50%, 6/1/2045	10,594,848	11,595,624
3.50%, 10/1/2045	12,582,025	13,770,267
3.50%, 2/1/2046	9,542,819	10,119,965
4.00%, 4/1/2047	22,495,386	24,131,326
4.00%, 7/1/2047	6,638,330	7,121,345
4.00%, 10/1/2047	14,036,422	15,057,733
4.50%, 6/1/2044	1,583,810	1,764,109
Series 326, Class 300, CMO, 3.00%, 3/15/2044	23,199,342	24,693,468
Series 358, Class 300, CMO, 3.00%, 10/15/2047	25,786,045	27,801,875
Series 3822, Class ZG, CMO, REMIC, 4.00%, 2/15/2041	4,018,742	4,547,084
Series 3852, Class NS, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.85%, 5/15/2041 (b)	7,674,581	1,142,966
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	6,682,915	7,077,270
Series 3935, Class SJ, CMO, IO, REMIC, 6.65% - 1 Month USD LIBOR 6.50%, 5/15/2041 (b)	1,260,548	166,737
Series 4120, Class KA, CMO, REMIC, 1.75%, 10/15/2032	10,798,830	11,129,699
Series 4165, Class ZT, CMO, REMIC, 3.00%, 2/15/2043	16,810,464	17,381,728
Series 4215, Class KC, CMO, REMIC, 2.25%, 3/15/2038	1,264,308	1,265,925
Series 4364, Class ZX, CMO, REMIC, 4.00%, 7/15/2044	30,754,764	34,820,658
Series 4434, Class LZ, CMO, REMIC, 3.00%, 2/15/2045	3,546,295	3,869,089
Series 4444, Class CZ, CMO, REMIC, 3.00%, 2/15/2045	13,003,080	14,165,147
Series 4447, Class A, CMO, REMIC, 3.00%, 6/15/2041	1,087,439	1,111,314
Series 4447, Class Z, CMO, REMIC, 3.00%, 3/15/2045	4,291,841	4,669,069
	Principal Amount	Value
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	$3,816,329	$3,960,137
Series 4471, Class GA, CMO, REMIC, 3.00%, 2/15/2044	7,278,292	7,598,926
Series 4474, Class ZX, CMO, REMIC, 4.00%, 4/15/2045	12,805,896	14,656,460
Series 4481, Class B, CMO, REMIC, 3.00%, 12/15/2042	4,071,049	4,238,755
Series 4483, Class CA, CMO, REMIC, 3.00%, 6/15/2044	8,642,568	9,028,147
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	7,289,914	7,472,209
Series 4491, Class B, CMO, REMIC, 3.00%, 8/15/2040	3,516,502	3,537,813
Series 4492, Class GZ, CMO, REMIC, 3.50%, 7/15/2045	9,102,341	9,779,124
Series 4499, Class AB, CMO, REMIC, 3.00%, 6/15/2042	7,903,088	8,166,519
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	8,763,173	9,141,966
Series 4511, Class QA, CMO, REMIC, 3.00%, 1/15/2041	3,039,304	3,058,102
Series 4511, Class QC, CMO, REMIC, 3.00%, 12/15/2040	2,351,823	2,365,781
Series 4533, Class AB, CMO, REMIC, 3.00%, 6/15/2044	6,476,938	6,770,766
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	12,290,072	12,740,353
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	9,370,605	9,892,921
Series 4629, Class KA, CMO, REMIC, 3.00%, 3/15/2045	26,883,059	27,732,719
Series 4702, Class ZL, CMO, 3.00%, 7/15/2047	13,634,153	15,067,274
Series 4750, Class PA, 3.00%, 7/15/2046	13,108,006	13,594,932
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	11,237,362	11,725,989

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Series 4951, Class EA, CMO, 2.50%, 9/15/2044	$9,806,254	$10,243,196
Federal National Mortgage Association:
2.00%, 7/1/2035	1,953,969	2,031,617
2.00%, 9/1/2035	9,936,443	10,331,306
2.22%, 12/1/2029	5,400,000	5,824,000
2.29%, 10/1/2031	3,508,000	3,785,780
2.32%, 12/1/2029	7,600,000	8,239,948
2.41%, 10/1/2029	25,000,000	27,252,591
2.44%, 1/1/2032	16,600,000	18,104,260
2.50%, 12/1/2039	8,751,376	9,171,383
2.50%, 4/1/2040	22,684,360	23,811,885
2.50%, 9/1/2046	3,719,081	3,855,771
2.50%, 2/1/2047	9,749,532	10,282,121
2.69%, 8/1/2030	24,171,604	26,742,800
2.70%, 5/1/2044 (b)	10,113,870	10,516,911
2.80%, 11/1/2039	10,034,000	11,175,806
2.96%, 9/1/2034	14,700,000	16,702,017
3.00%, 5/1/2035	6,544,912	6,895,030
3.00%, 10/1/2041	20,798,828	21,912,950
3.00%, 3/1/2043	4,116,016	4,389,100
3.00%, 7/1/2043	6,048,389	6,301,388
3.00%, 1/1/2045	1,039,292	1,082,609
3.00%, 3/1/2045	1,835,100	1,935,354
3.00%, 4/1/2045	6,259,035	6,474,690
3.00%, 7/1/2045	24,296,534	25,908,529
3.00%, 10/1/2046	5,788,596	6,098,671
3.00%, 2/1/2047	19,598,481	20,648,304
3.00%, 11/1/2048	11,879,697	12,516,051
3.00%, 10/1/2049	7,192,365	7,548,561
3.00%, 4/1/2053	14,947,825	16,352,802
3.50%, 9/1/2034	1,706,399	1,830,418
3.50%, 12/1/2034	1,559,962	1,673,337
3.50%, 2/1/2035	980,722	1,051,999
3.50%, 1/1/2045	11,228,252	12,258,961
3.50%, 2/1/2045	3,223,888	3,465,925
3.50%, 6/1/2045	10,310,631	11,279,971
3.50%, 7/1/2050	9,766,076	10,364,093
4.50%, 3/1/2044	1,611,582	1,793,765
4.50%, 6/1/2044	653,322	727,178
4.50%, 7/1/2044	733,497	816,415
4.50%, 2/1/2045	1,007,012	1,120,851
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	2,045,259	2,197,656
Series 2011-51, Class CI, CMO, IO, REMIC, 6.00% - 1 Month USD LIBOR 5.85%, 6/25/2041 (b)	4,662,804	823,965
Series 2012-101, Class AP, CMO, REMIC, 2.00%, 8/25/2040	2,959,055	2,975,940
	Principal Amount	Value
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	$2,816,469	$3,015,166
Series 2012-151, Class SB, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.77%, 1/25/2043 (b)	824,263	848,846
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	17,558,543	18,958,199
Series 2013-18, Class CD, CMO, REMIC, 1.50%, 10/25/2027	3,181,586	3,202,580
Series 2013-30, Class PS, CMO, REMIC, 6.00% - 1 Month USD LIBOR 5.77%, 4/25/2043 (b)	1,718,187	1,811,840
Series 2014-21, Class GZ, CMO, REMIC, 3.00%, 4/25/2044	6,710,798	7,058,692
Series 2014-39, Class ZA, CMO, REMIC, 3.00%, 7/25/2044	9,647,584	10,089,509
Series 2015-42, Class CA, CMO, REMIC, 3.00%, 3/25/2044	5,364,101	5,586,690
Series 2015-9, Class HA, CMO, REMIC, 3.00%, 1/25/2045	7,894,228	8,527,762
Series 2015-95, Class AP, CMO, REMIC, 3.00%, 8/25/2042	6,795,933	6,911,001
Series 2016-21, Class BZ, CMO, REMIC, 3.00%, 4/25/2046	4,956,424	5,400,262
Series 2016-32, Class LA, CMO, REMIC, 3.00%, 10/25/2044	8,889,394	9,328,674
Series 2016-72, Class PA, CMO, REMIC, 3.00%, 7/25/2046	13,491,704	14,498,922
Series 2016-81, Class PA, CMO, REMIC, 3.00%, 2/25/2044	17,873,021	18,805,021
Series 2016-9, Class A, CMO, REMIC, 3.00%, 9/25/2043	6,608,020	6,938,980
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	20,850,209	22,174,191
Series 2017-13, Class CA, CMO, REMIC, 2.50%, 10/25/2043	8,146,486	8,186,016
Series 2017-15, Class MA, CMO, REMIC, 3.00%, 2/25/2042	7,350,655	7,607,901

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Series 2017-18, Class A, CMO, REMIC, 3.00%, 8/25/2042	$20,630,993	$20,955,097
Series 2017-32, Class CA, CMO, REMIC, 3.00%, 10/25/2042	19,721,883	20,496,038
Series 2017-87, Class BA, CMO, REMIC, 3.00%, 12/25/2042	20,450,718	21,040,061
Series 2017-9, Class EA, CMO, REMIC, 3.00%, 10/25/2042	27,673,933	28,058,579
Series 2018-27, Class JA, CMO, REMIC, 3.00%, 12/25/2047	8,753,290	9,121,183
Series 2018-38, Class JB, CMO, REMIC, 3.00%, 6/25/2048	7,539,717	7,908,670
Government National Mortgage Association:
Series 2013-169, Class SE, CMO, IO, REMIC, 6.05% - 1 Month USD LIBOR 5.90%, 11/16/2043 (b)	1,733,326	300,485
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	7,419,315	7,584,195
Series 2014-43, Class PS, CMO, IO, REMIC, 6.18% - 1 Month USD LIBOR 6.02%, 7/20/2042 (b)	4,529,439	422,666
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,250,830,004)		1,301,195,038
U.S. TREASURY OBLIGATIONS — 21.9%
Treasury Bond:
1.25%, 5/15/2050	20,000,000	19,006,250
2.00%, 2/15/2050	17,500,000	19,843,359
Treasury Note:
1.50%, 8/31/2021	105,600,000	106,924,125
1.63%, 5/15/2026	72,900,000	78,122,602
2.13%, 2/29/2024	80,200,000	85,519,516
2.13%, 7/31/2024	79,500,000	85,338,281
2.25%, 11/15/2025	77,300,000	84,993,766
2.38%, 5/15/2029	41,000,000	47,201,250
Treasury Notes:
0.50%, 6/30/2027	58,600,000	58,828,906
0.63%, 5/15/2030	29,400,000	29,317,313
1.50%, 2/15/2030	86,000,000	92,826,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $679,962,483)		707,921,618
	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 6.0%
Alternative Loan Trust:
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	$5,014,146	$4,313,330
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	3,436,180	2,776,368
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	3,029,231	2,369,119
Angel Oak Mortgage Trust I Series 2018-1, Class A1, 3.26%, 4/27/2048 (a) (b)	2,955,707	2,970,120
Banc of America Alternative Loan Trust Series 2005-9, Class 1CB2, CMO, 5.50%, 10/25/2035	3,385,074	3,385,074
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 5.83%, 10/25/2036 (f)	3,014,751	2,982,791
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	4,721,315	4,064,654
BANK Series 2017-BNK6, Class XA, IO, 0.97%, 7/15/2060 (b)	53,717,523	2,224,330
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03% 1.18%, 8/15/2036 (a) (b)	2,449,000	2,312,624
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20% 1.35%, 8/15/2036 (a) (b)	863,000	803,581
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70% 1.85%, 8/15/2036 (a) (b)	983,000	896,071
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50% 2.65%, 8/15/2036 (a) (b)	1,982,000	1,793,710
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50% 3.65%, 8/15/2036 (a) (b)	1,974,000	1,714,857
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 10/15/2037 (a) (b)	205,725	193,896

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 6.45%, 1/26/2037 (a) (b)	$9,257,756	$8,126,625
BX Trust Series 2018-EXCL, Class A, 1 Month USD LIBOR + 1.09%, 1.24%, 9/15/2037 (a) (b)	223,671	205,805
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.22%, 12/15/2037 (a) (b)	1,068,000	1,069,085
CHL Mortgage PassThrough Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	943,336	848,897
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	3,079,517	2,570,129
CHT COSMO Mortgage Trust:
Series 2017-CSMO, Class E, 1 Month USD LIBOR + 3.00% 3.15%, 11/15/2036 (a) (b)	1,738,000	1,626,343
Series 2017-CSMO, Class F, 1 Month USD LIBOR + 3.74% 3.89%, 11/15/2036 (a) (b)	545,000	502,835
Citigroup Mortgage Loan Trust:
Series 2007-AR4, Class 1A1A, CMO, 3.92%, 3/25/2037 (b)	2,584,628	2,453,510
Series 2007-AR5, Class 1A2A, CMO, 3.97%, 4/25/2037 (b)	1,216,455	1,094,330
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	5,790,119	5,735,495
COMM Mortgage Trust Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 9/15/2033 (a) (b)	347,000	334,912
Credit Suisse Commercial Mortgage Trust Series 2018-TOP, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 8/15/2035 (a) (b)	480,711	467,217
Credit Suisse Mortgage Trust Series 2017-MOON, Class E, 3.30%, 7/10/2034 (a) (b)	3,181,000	3,143,220
	Principal Amount	Value
CSAIL Commercial Mortgage Trust Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (b)	$64,529,475	$2,541,267
CSMC MortgageBacked Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,809,335	1,948,223
CSMC Trust Series 2020-RPL2, Class A12, CMO, 3.51%, 2/25/2060 (a)	12,334,529	12,341,958
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 0.96%, 5/15/2035 (a) (b)	3,086,062	3,084,454
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 4/15/2036 (a) (b)	1,668,990	1,645,806
Federal National Mortgage Association Series 2018-M10, Class A1, 3.48%, 7/25/2028 (b)	12,757,885	14,123,860
FMC GMSR Issuer Trust Series 2019-GT2, Class A, CMO, VRN, 4.23%, 9/25/2024 (a) (b)	3,100,000	3,032,387
FWD Securitization Trust Series 2019-INV1, Class A3, 3.11%, 6/25/2049 (a) (b)	1,976,229	1,983,391
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.88%, 12/15/2036 (a) (b)	100,000	90,750
GS Mortgage Securities Trust:
Series 2017-GS7, Class XA, IO, 1.27%, 8/10/2050 (b)	40,472,369	2,349,494
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90% 1.05%, 7/15/2031 (a) (b)	650,000	625,024
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60% 1.75%, 7/15/2031 (a) (b)	650,000	606,382
Series 2018-TWR, Class E, 1 Month USD LIBOR + 2.10% 2.25%, 7/15/2031 (a) (b)	650,000	599,914
Series 2018-TWR, Class F, 1 Month USD LIBOR + 2.80% 2.95%, 7/15/2031 (a) (b)	650,000	586,979

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
Series 2018-TWR, Class G, 1 Month USD LIBOR + 3.92% 4.08%, 7/15/2031 (a) (b)	$650,000	$567,568
Series 2019-SOHO, Class E, 1 Month USD LIBOR + 1.87% 2.03%, 6/15/2036 (a) (b)	3,411,000	3,184,336
GSR Mortgage Loan Trust Series 2006-OA1, Class 1A1, CMO, 1 Month USD LIBOR + .22%, 0.37%, 8/25/2046 (b)	15,752,997	5,452,866
Headlands Residential Series 2019-RPL1, Class NOTE, 3.97%, 6/25/2024 (a) (f)	4,100,000	4,124,375
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 6/15/2032 (a) (b)	2,492,398	2,382,923
Morgan Stanley Capital I Trust Series 2016-UB12, Class XA, IO, 0.89%, 12/15/2049 (b)	55,315,183	1,789,921
New Residential Mortgage Loan Trust:
Series 2020-NPL1, Class A1, CMO, 4.34%, 7/25/2060 (a) (f)	2,617,771	2,620,949
Series 2020-NPL2, Class A1, CMO, 3.23%, 8/25/2060 (a) (f)	6,843,692	6,844,489
Series 2020-RPL2, Class A1, CMO, VRN, 3.58%, 8/25/2025 (a) (b)	793,531	793,326
NRPL Trust:
Series 2018-2A, Class A1, CMO, 4.25%, 7/25/2067 (a) (f)	4,115,463	4,205,142
Series 2019-3A, Class A1, CMO, 3.00%, 7/25/2059 (a) (f)	4,990,832	5,034,787
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 1 Month USD LIBOR + 2.75%, 2.90%, 5/27/2023 (a) (b)	3,506,786	3,294,376
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95% 1.94%, 6/15/2033 (a) (b)	3,365,731	3,307,698
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25% 2.24%, 6/15/2033 (a) (b)	1,438,434	1,421,254
	Principal Amount	Value
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MV, 3.00%, 2/25/2059	$17,207,120	$18,940,057
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	9,705,289	9,997,288
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 3.51%, 9/25/2036 (b)	636,673	587,215
Structured Asset Mortgage Investments II Trust Series 2004-AR3, Class M, CMO, 1 Month USD LIBOR + 0.68%, 0.83%, 7/19/2034 (b)	1,905,111	1,816,906
UBS Commercial Mortgage Trust Series 2017-C1, Class XA, IO, 1.71%, 6/15/2050 (b)	22,556,129	1,766,795
Washington Mutual Mortgage PassThrough Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	1,356,197	1,356,197
Series 2006-5, Class 3A2, CMO, 6.00%, 7/25/2036 (f)	2,927,239	1,036,692
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	5,226,253	5,133,708
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR4, Class A1, CMO, 3.45%, 8/25/2037 (b)	2,516,184	2,441,658
TOTAL MORTGAGE-BACKED SECURITIES (Cost $198,361,056)		194,639,343
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.6%
BANK Series 2017-BNK4, Class XA, IO, 1.57%, 5/15/2050 (b)	29,745,426	1,939,495
BBCMS 2017-DELC Mortgage Trust Series 2017-DELC, Class A, 1.00%, 8/15/2036 (a) (b)	2,552,000	2,476,828
Benchmark Mortgage Trust Series 2020-B19, Class XA, IO, VRN, 1.78%, 9/15/2053 (b)	20,086,000	2,469,212

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
BX Trust:
Series 2017-APPL, Class E, 1 Month USD LIBOR + 3.15% 3.30%, 7/15/2034 (a) (b)	$1,280,181	$1,251,308
Series 2017-SLCT, Class D, 1 Month USD LIBOR + 2.05% 2.20%, 7/15/2034 (a) (b)	736,547	695,600
Series 2017-SLCT, Class E, 1 Month USD LIBOR + 3.15% 3.30%, 7/15/2034 (a) (b)	1,805,400	1,742,027
Series 2018-GW, Class D, 1 Month USD LIBOR + 1.77% 1.92%, 5/15/2035 (a) (b)	275,000	256,637
Series 2019-OC11, Class E, 4.08%, 12/9/2041 (a) (b)	4,009,000	3,643,927
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.45%, 5/10/2050 (b)	16,638,792	1,012,905
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XA, IO, 1.16%, 1/10/2048 (b)	23,904,637	1,097,954
Series 2016-C4, Class XA, IO, 1.85%, 5/10/2058 (b)	11,546,877	839,401
Series 2017-C8, Class XA, IO, 1.77%, 6/15/2050 (b)	27,069,109	1,984,791
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.57%, 2/10/2048 (a) (b)	423,700	312,173
Series 2015-GC31, Class C, 4.19%, 6/10/2048 (b)	1,500,000	1,325,595
Series 2015-GC33, Class C, 4.72%, 9/10/2058 (b)	1,500,000	1,415,727
Series 2016-GC36, Class XA, IO, 1.41%, 2/10/2049 (b)	21,009,758	1,111,526
Series 2020-555, Class E, 3.62%, 12/10/2041 (a)	2,047,000	1,944,096
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 1.29%, 10/10/2046 (b)	27,112,131	788,526
Series 2015-CR22, Class XA, IO, 1.03%, 3/10/2048 (b)	8,975,762	268,521
Series 2015-CR26, Class B, 4.63%, 10/10/2048 (b)	1,600,000	1,676,280
	Principal Amount	Value
Series 2015-CR26, Class XA, IO, 1.08%, 10/10/2048 (b)	$20,587,427	$794,971
Series 2015-DC1, Class C, VRN, 4.45%, 2/10/2048 (b)	644,000	534,081
Series 2015-DC1, Class XA, IO, 1.17%, 2/10/2048 (b)	7,534,614	253,458
Series 2015-LC21, Class C, 4.48%, 7/10/2048 (b)	968,000	923,576
Series 2016-CR28, Class C, 4.79%, 2/10/2049 (b)	2,011,000	2,003,042
Series 2016-DC2, Class XA, IO, 1.14%, 2/10/2049 (b)	18,969,116	795,915
Series 2017-PANW, Class D, 4.34%, 10/10/2029 (a) (b)	1,388,000	1,433,398
Series 2017-PANW, Class E, 4.13%, 10/10/2029 (a) (b)	2,316,000	2,281,474
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class AS, 3.85%, 6/15/2057 (b)	900,000	948,670
Series 2015-C4, Class XA, IO, 0.98%, 11/15/2048 (b)	33,308,372	1,184,258
CSMC 2020-NET Series 2020-NET, Class A, 2.26%, 8/15/2037 (a)	2,440,000	2,516,216
CSMC Trust Series 2017-MOON, Class D, 3.30%, 7/10/2034 (a) (b)	2,263,000	2,257,616
DBUBS Mortgage Trust Series 2017-BRBK, Class E, VRN, 3.65%, 10/10/2034 (a) (b)	872,000	887,384
DBWF Mortgage Trust Series 2018-GLKS, Class A, 1 Month USD LIBOR + 1.03%, 1.19%, 12/19/2030 (a) (b)	2,552,000	2,481,274
Great Wolf Trust Series 2019-WOLF, Class F, 1 Month USD LIBOR + 3.13%, 3.28%, 12/15/2036 (a) (b)	100,000	88,053
GS Mortgage Securities Corp. II Series 2013-GC10, Class XA, IO, 1.64%, 2/10/2046 (b)	12,043,302	342,887

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.87%, 9/10/2047 (b)	$28,230,309	$685,081
Series 2015-GC32, Class XA, IO, 0.89%, 7/10/2048 (b)	23,408,799	701,438
Series 2015-GC34, Class XA, IO, 1.40%, 10/10/2048 (b)	16,086,657	806,905
Series 2015-GS1, Class XA, IO, 0.92%, 11/10/2048 (b)	26,038,221	881,654
Series 2016-GS3, Class XA, IO, 1.36%, 10/10/2049 (b)	27,772,522	1,515,814
Series 2019-GC38, Class XA, IO, 1.12%, 2/10/2052 (b)	40,597,119	2,719,621
HPLY Trust Series 2019-HIT, Class F, 1 Month USD LIBOR + 3.15%, 3.30%, 11/15/2036 (a) (b)	2,786,616	2,424,537
IMT Trust:
Series 2017-APTS, Class BFL, 1 Month USD LIBOR + 0.95% 1.10%, 6/15/2034 (a) (b)	1,937,636	1,891,961
Series 2017-APTS, Class CFL, 1 Month USD LIBOR + 1.10% 1.25%, 6/15/2034 (a) (b)	1,937,636	1,899,648
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2017-FL10, Class D, 1 Month USD LIBOR + 1.90%, 2.05%, 6/15/2032 (a) (b)	126,758	121,545
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class B, 3.98%, 10/15/2045 (a) (b)	1,775,000	1,799,506
Series 2015-JP1, Class XA, IO, 1.19%, 1/15/2049 (b)	21,422,720	700,036
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 1.00%, 11/15/2047 (b)	5,155,217	152,394
Series 2014-C26, Class C, 4.52%, 1/15/2048 (b)	1,500,000	1,503,639
Series 2015-C28, Class XA, IO, 1.11%, 10/15/2048 (b)	8,995,960	308,681
	Principal Amount	Value
Series 2015-C30, Class XA, IO, 0.65%, 7/15/2048 (b)	$26,038,771	$540,937
Series 2015-C32, Class C, 4.80%, 11/15/2048 (b)	1,132,000	980,487
Series 2015-C33, Class C, 4.77%, 12/15/2048 (b)	1,739,000	1,590,593
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.81%, 6/15/2049 (b)	21,409,935	1,458,710
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 1.15%, 3/10/2050 (a) (b)	43,781,851	1,445,305
Manhattan West:
Series 2020-1MW, Class C, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	2,450,390
Series 2020-1MW, Class D, VRN, 2.41%, 9/10/2039 (a) (b)	2,462,000	2,394,330
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C12, Class XA, IO, 0.75%, 10/15/2046 (b)	12,706,531	191,027
Series 2013-C7, Class XA, IO, 1.47%, 2/15/2046 (b)	13,241,095	323,002
Series 2015-C20, Class C, 4.61%, 2/15/2048 (b)	500,000	497,189
Series 2015-C27, Class C, 4.68%, 12/15/2047 (b)	1,219,000	1,100,066
Series 2015-C27, Class D, 3.24%, 12/15/2047 (a) (b)	1,750,000	1,118,905
Series 2016-C28, Class XA, IO, 1.35%, 1/15/2049 (b)	20,906,867	1,041,568
Series 2016-C30, Class XA, IO, 1.55%, 9/15/2049 (b)	18,315,600	1,176,291
Series 2016-C31, Class C, 4.46%, 11/15/2049 (b)	3,358,000	2,901,662
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class XA, IO, 1.03%, 12/15/2048 (b)	24,641,775	956,659
Series 2019-L3, Class XA, IO, 0.77%, 11/15/2052 (b)	56,023,225	2,769,928
Series 2020-HR8, Class XA, IO, VRN, 1.97%, 7/15/2053 (b)	21,495,532	3,211,705
Series 2020-L4, Class XA, IO, VRN, 1.20%, 2/15/2053 (b)	33,139,031	2,801,733

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

	Principal Amount	Value
UBS Commercial Mortgage Trust Series 2017-C4, Class XA, IO, 1.21%, 10/15/2050 (b)	$24,202,728	$1,429,714
Velocity Commercial Capital Loan Trust Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	3,132,176	2,940,090
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2022 (a) (b)	3,965,423	3,900,485
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class D, 3.94%, 8/15/2050 (a)	277,000	157,429
Series 2015-C26, Class XA, IO, 1.35%, 2/15/2048 (b)	7,727,793	337,773
Series 2015-C28, Class C, 4.24%, 5/15/2048 (b)	1,500,000	1,386,137
Series 2015-LC20, Class XA, IO, 1.46%, 4/15/2050 (b)	6,920,055	277,473
Series 2015-NXS1, Class XA, IO, 1.23%, 5/15/2048 (b)	7,488,178	295,439
Series 2015-NXS2, Class XA, IO, 0.81%, 7/15/2058 (b)	23,577,462	645,295
Series 2015-P2, Class XA, IO, 1.08%, 12/15/2048 (b)	20,449,385	723,953
Series 2016-C33, Class XA, IO, 1.87%, 3/15/2059 (b)	13,994,354	867,972
Series 2017-C38, Class XA, IO, 1.19%, 7/15/2050 (b)	38,214,981	2,030,179
Series 2017-RC1, Class XA, IO, 1.66%, 1/15/2060 (b)	24,469,696	1,602,508
Series 2019-C50, Class XA, IO, 1.59%, 5/15/2052 (b)	30,036,141	2,779,133
Series 2020-C57, Class XA, IO, VRN, 2.24%, 8/15/2053 (b)	16,330,157	2,584,548
WFRBS Commercial Mortgage Trust:
Series 2014-C19, Class XA, IO, 1.19%, 3/15/2047 (b)	8,918,073	225,260
	Principal Amount	Value
Series 2014-C21, Class XA, IO, 1.19%, 8/15/2047 (b)	$15,442,266	$479,987
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $149,656,614)		117,705,124
	Shares
SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (k) (l) (Cost $40,311,231)	40,311,231	40,311,231
U.S. TREASURY OBLIGATIONS — 6.2%
Treasury Bill 0.11%	84,200,000	84,193,943
Treasury Bill 0.15%	110,000,000	109,981,712
U.S. Treasury Bill 0.09%	7,000,000	6,998,947
TOTAL U.S. TREASURY OBLIGATIONS (Cost $201,163,473)		201,174,602
TOTAL INVESTMENTS — 100.8% (Cost $3,207,547,046)		3,256,893,123
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(24,519,843)
NET ASSETS — 100.0%		$3,232,373,280
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.4% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Amount is less than 0.05% of net assets.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of September 30, 2020, total aggregate fair value of the security is $13,892, representing less than 0.05% of the Fund's net assets.

See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

(h)	Non-income producing security.
(i)	The rate shown represents the rate at September 30, 2020.
(j)	Position is unsettled. Contract rate was not determined at September 30, 2020 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(l)	The rate shown is the annualized seven-day yield at September 30, 2020.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment in Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note
At September 30, 2020, the Fund had unfunded loan commitments of $165,034, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Pathway Vet Alliance LLC	72,020	72,675	655
Intelsat Jackson Holdings S.A.	93,014	94,912	1,899
			$2,554
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$478,751,652	$—	$478,751,652
Asset-Backed Securities	—	95,642,997	—	95,642,997
Foreign Government Obligations	—	23,095,887	—	23,095,887
U.S. Government Agency Obligations	—	1,301,195,038	—	1,301,195,038
U.S. Treasury Obligations	—	909,096,220	—	909,096,220
Mortgage-Backed Securities	—	194,639,343	—	194,639,343
Commercial Mortgage Backed Securities	—	117,705,124	—	117,705,124
Common Stocks	—	—	9,337 (a)	9,337
Convertible Bonds	—	69,556	—	69,556
Senior Floating Rate Loans	—	96,372,183	4,555	96,376,738
Short-Term Investment	40,311,231	—	—	40,311,231
TOTAL INVESTMENTS	$40,311,231	$3,216,568,000	$13,892	$3,256,893,123
See accompanying notes to schedule of investments.

SPDR DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans(b)	$—	$2,554	$—	$2,554
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$2,554	$—	$2,554
(a)	The Fund held a Level 3 security that was valued at $0 at September 30, 2020.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,857,504	$67,857,504	$300,499,752	$328,046,025	$—	$—	40,311,231	$40,311,231	$14,231
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.9%
AUSTRALIA — 4.0%
BHP Group, Ltd.	634	$16,390
Coles Group, Ltd.	786	9,582
Sonic Healthcare, Ltd.	971	23,075
Telstra Corp., Ltd.	5,705	11,431
Wesfarmers, Ltd.	884	28,276
		88,754
BELGIUM — 0.7%
Ageas SA/NV	152	6,221
Colruyt SA	133	8,632
		14,853
CANADA — 2.1%
Kirkland Lake Gold, Ltd.	215	10,462
Metro, Inc.	322	15,402
TELUS Corp.	1,137	19,944
		45,808
DENMARK — 2.5%
Carlsberg AS Class B	57	7,682
Coloplast A/S Class B	107	16,964
Novo Nordisk A/S Class B	452	31,327
		55,973
FRANCE — 0.9%
Sanofi	188	18,843
GERMANY — 2.4%
Allianz SE	65	12,478
Deutsche Telekom AG	1,430	23,814
Merck KGaA	112	16,331
		52,623
HONG KONG — 1.2%
CLP Holdings, Ltd.	1,500	14,006
HKT Trust & HKT, Ltd. Stapled Security	9,000	11,946
		25,952
IRELAND — 0.8%
Accenture PLC Class A	82	18,531
ITALY — 0.4%
Snam SpA	1,667	8,574
JAPAN — 15.6%
Astellas Pharma, Inc.	1,700	25,326
FUJIFILM Holdings Corp.	200	9,852
Fujitsu, Ltd.	200	27,307
ITOCHU Corp.	900	23,031
KDDI Corp.	500	12,568
Mitsubishi UFJ Financial Group, Inc.	3,300	13,162
Mitsui & Co., Ltd.	400	6,869
NEC Corp.	500	29,229
Nintendo Co., Ltd.	100	56,634
Nippon Telegraph & Telephone Corp.	1,100	22,444
NTT DOCOMO, Inc.	1,000	36,723
Ono Pharmaceutical Co., Ltd.	200	6,287
Seven & i Holdings Co., Ltd.	600	18,631
Security Description	Shares	Value
Sony Corp.	300	$22,978
Tohoku Electric Power Co., Inc.	800	8,013
Tokyo Gas Co., Ltd.	300	6,842
Toyota Motor Corp.	300	19,899
		345,795
NETHERLANDS — 2.6%
Koninklijke Ahold Delhaize NV	1,056	31,218
Koninklijke KPN NV	7,386	17,333
Koninklijke Vopak NV	150	8,454
		57,005
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	5,534	17,253
SWEDEN — 1.4%
Swedish Match AB	376	30,764
SWITZERLAND — 5.6%
Nestle SA	238	28,396
Novartis AG	311	27,070
Roche Holding AG	88	30,219
Swiss Life Holding AG	31	11,760
Swisscom AG	51	27,085
		124,530
UNITED KINGDOM — 0.5%
Direct Line Insurance Group PLC	3,228	11,280
UNITED STATES — 57.4%
AbbVie, Inc.	278	24,350
Adobe, Inc. (a)	25	12,261
Alliant Energy Corp.	199	10,278
Allstate Corp.	284	26,736
Ameren Corp.	146	11,546
American Electric Power Co., Inc.	103	8,418
Amgen, Inc.	112	28,466
AT&T, Inc.	319	9,095
AutoZone, Inc. (a)	28	32,974
Baxter International, Inc.	153	12,304
Bristol-Myers Squibb Co.	462	27,854
Cadence Design Systems, Inc. (a)	135	14,395
Campbell Soup Co.	320	15,478
Cerner Corp.	138	9,976
Cisco Systems, Inc.	596	23,476
Citrix Systems, Inc.	112	15,424
Clorox Co.	89	18,705
CMS Energy Corp.	87	5,343
Costco Wholesale Corp.	40	14,200
Dollar General Corp.	113	23,687
eBay, Inc.	391	20,371
Electronic Arts, Inc. (a)	149	19,431
Eli Lilly & Co.	196	29,012
Entergy Corp.	109	10,740
Equinix, Inc. REIT	19	14,443
Equity LifeStyle Properties, Inc. REIT	158	9,685
Eversource Energy	182	15,206
F5 Networks, Inc. (a)	89	10,927
General Mills, Inc.	209	12,891

See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Gilead Sciences, Inc.	212	$13,396
Hershey Co.	133	19,064
Home Depot, Inc.	123	34,158
Incyte Corp. (a)	87	7,807
International Business Machines Corp.	86	10,464
Johnson & Johnson	197	29,329
JPMorgan Chase & Co.	161	15,500
Kellogg Co.	336	21,702
Kimberly-Clark Corp.	196	28,941
Kroger Co.	788	26,721
Lockheed Martin Corp.	57	21,847
McDonald's Corp.	107	23,485
Merck & Co., Inc.	360	29,862
Microsoft Corp.	107	22,505
Mondelez International, Inc. Class A	261	14,995
Motorola Solutions, Inc.	85	13,329
Newmont Corp.	418	26,522
NortonLifeLock, Inc.	856	17,839
Oracle Corp.	503	30,029
PACCAR, Inc.	115	9,807
PepsiCo, Inc.	224	31,046
Pfizer, Inc.	726	26,644
Philip Morris International, Inc.	277	20,772
Procter & Gamble Co.	220	30,578
Public Service Enterprise Group, Inc.	281	15,430
Public Storage REIT	31	6,904
QUALCOMM, Inc.	116	13,651
Regeneron Pharmaceuticals, Inc. (a)	28	15,674
Republic Services, Inc.	128	11,949
Sealed Air Corp.	232	9,004
Target Corp.	225	35,420
Security Description	Shares	Value
Texas Instruments, Inc.	44	$6,283
United Parcel Service, Inc. Class B	142	23,662
Verizon Communications, Inc.	449	26,711
Walmart, Inc.	231	32,319
Waste Management, Inc.	287	32,480
Western Union Co.	1,145	24,537
		1,268,038
TOTAL COMMON STOCKS (Cost $1,973,775)		2,184,576

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.11% (b) (c) (Cost $4,869)	4,868	4,869
TOTAL INVESTMENTS — 99.1% (Cost $1,978,644)		2,189,445
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		20,675
NET ASSETS — 100.0%		$2,210,120
(a)	Non-income producing security.
(b)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,184,576	$—	$—	$2,184,576
Short-Term Investment	4,869	—	—	4,869
TOTAL INVESTMENTS	$2,189,445	$—	$—	$2,189,445
Industry Breakdown as of September 30, 2020

% of Net Assets
Pharmaceuticals	13.5%
Diversified Telecommunication Services	8.5
Food & Staples Retailing	7.1
Food Products	5.1
Software	5.1
IT Services	5.0
Biotechnology	4.1
Multiline Retail	4.0
Household Products	3.5
Entertainment	3.4
Insurance	3.1
See accompanying notes to schedule of investments.

STATE STREET DEFENSIVE GLOBAL EQUITY PORTFOLIO
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

% of Net Assets
Specialty Retail	3.0%
Electric Utilities	3.0
Metals & Mining	2.4
Tobacco	2.3
Wireless Telecommunication Services	2.2
Communications Equipment	2.2
Commercial Services & Supplies	2.0
Beverages	1.8
Multi-Utilities	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Trading Companies & Distributors	1.4
Health Care Equipment & Supplies	1.3
Banks	1.3
Air Freight & Logistics	1.1
Hotels, Restaurants & Leisure	1.1
Health Care Providers & Services	1.0
Household Durables	1.0
Aerospace & Defense	1.0
Internet & Direct Marketing Retail	0.9
Semiconductors & Semiconductor Equipment	0.9
Automobiles	0.9
Gas Utilities	0.7
Health Care Technology	0.5
Technology Hardware, Storage & Peripherals	0.4
Machinery	0.4
Containers & Packaging	0.4
Oil, Gas & Consumable Fuels	0.4
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	27,623	$27,634	$25,562	$48,325	$(2)	$—	4,868	$4,869	$(18)
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.8%
Lockheed Martin Corp.	400	$153,312
BANKS — 2.2%
Citigroup, Inc.	10,085	434,764
BIOTECHNOLOGY — 2.9%
Biogen, Inc. (a)	978	277,439
Incyte Corp. (a)	1,596	143,225
Vertex Pharmaceuticals, Inc. (a)	495	134,699
		555,363
CAPITAL MARKETS — 0.7%
Morgan Stanley	2,927	141,520
CONSUMER FINANCE — 1.4%
Synchrony Financial	10,433	273,032
CONTAINERS & PACKAGING — 0.6%
Graphic Packaging Holding Co.	8,173	115,158
ELECTRIC UTILITIES — 1.6%
NRG Energy, Inc.	9,928	305,187
ELECTRICAL EQUIPMENT — 1.3%
Regal Beloit Corp.	2,634	247,254
ENTERTAINMENT — 1.5%
Electronic Arts, Inc. (a)	2,268	295,770
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
QTS Realty Trust, Inc. Class A REIT	5,600	352,912
SBA Communications Corp. REIT	1,113	354,468
		707,380
FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	1,069	379,495
FOOD PRODUCTS — 2.1%
Tyson Foods, Inc. Class A	6,885	409,520
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
DexCom, Inc. (a)	455	187,565
HEALTH CARE PROVIDERS & SERVICES — 3.6%
Cigna Corp.	1,512	256,148
CVS Health Corp.	7,519	439,110
		695,258
HOTELS, RESTAURANTS & LEISURE — 1.6%
Domino's Pizza, Inc.	748	318,109
HOUSEHOLD DURABLES — 0.7%
Lennar Corp. Class A	1,598	130,525
HOUSEHOLD PRODUCTS — 0.8%
Procter & Gamble Co.	1,068	148,441
INSURANCE — 4.0%
Allstate Corp.	2,968	279,408
MetLife, Inc.	9,542	354,676
Security Description	Shares	Value
Prudential Financial, Inc.	2,194	$139,363
		773,447
INTERACTIVE MEDIA & SERVICES — 7.5%
Alphabet, Inc. Class A (a)	121	177,338
Alphabet, Inc. Class C (a)	474	696,590
Facebook, Inc. Class A (a)	2,202	576,704
		1,450,632
INTERNET & DIRECT MARKETING RETAIL — 5.2%
Amazon.com, Inc. (a)	259	815,521
eBay, Inc.	3,554	185,163
		1,000,684
IT SERVICES — 3.8%
Leidos Holdings, Inc.	2,541	226,530
PayPal Holdings, Inc. (a)	2,573	506,958
		733,488
MACHINERY — 4.7%
AGCO Corp.	3,362	249,696
Allison Transmission Holdings, Inc.	8,985	315,733
Cummins, Inc.	1,590	335,744
		901,173
MEDIA — 2.3%
Charter Communications, Inc. Class A (a)	711	443,906
MULTI-UTILITIES — 1.9%
Sempra Energy	3,121	369,402
MULTILINE RETAIL — 1.4%
Target Corp.	1,696	266,984
OIL, GAS & CONSUMABLE FUELS — 1.1%
Williams Cos., Inc.	11,309	222,222
PHARMACEUTICALS — 7.0%
Eli Lilly & Co.	1,666	246,601
Johnson & Johnson	5,339	794,871
Merck & Co., Inc.	3,900	323,505
		1,364,977
ROAD & RAIL — 2.0%
CSX Corp.	4,918	381,981
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Intel Corp.	12,107	626,901
NVIDIA Corp.	558	302,001
QUALCOMM, Inc.	1,927	226,769
		1,155,671
SOFTWARE — 12.0%
Microsoft Corp.	8,184	1,721,341
Oracle Corp.	10,201	608,999
		2,330,340
SPECIALTY RETAIL — 1.2%
Home Depot, Inc.	848	235,498

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC CORE EQUITY ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.5%
Apple, Inc.	14,167	$1,640,680
TOBACCO — 2.4%
Philip Morris International, Inc.	6,259	469,362
TOTAL COMMON STOCKS (Cost $17,506,414)		19,238,100
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c) (Cost $99,509)	99,509	99,509
TOTAL INVESTMENTS — 100.0% (Cost $17,605,923)		19,337,609
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		7,821
NET ASSETS — 100.0%		$19,345,430

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,238,100	$—	$—	$19,238,100
Short-Term Investment	99,509	—	—	99,509
TOTAL INVESTMENTS	$19,337,609	$—	$—	$19,337,609
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	124,759	$124,759	$86,689	$111,939	$—	$—	99,509	$99,509	$33
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUTOMOBILES — 0.7%
Tesla, Inc. (a)	565	$242,391
BIOTECHNOLOGY — 5.0%
Biogen, Inc. (a)	1,605	455,306
Incyte Corp. (a)	3,943	353,845
Regeneron Pharmaceuticals, Inc. (a)	646	361,618
Vertex Pharmaceuticals, Inc. (a)	2,438	663,429
		1,834,198
CONSTRUCTION & ENGINEERING — 1.2%
Quanta Services, Inc.	8,452	446,773
ENTERTAINMENT — 4.0%
Activision Blizzard, Inc.	5,778	467,729
Electronic Arts, Inc. (a)	4,079	531,942
Netflix, Inc. (a)	953	476,529
		1,476,200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
QTS Realty Trust, Inc. Class A REIT	7,889	497,165
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	1,180	418,900
Kroger Co.	7,095	240,591
		659,491
HEALTH CARE PROVIDERS & SERVICES — 3.3%
CVS Health Corp.	7,608	444,307
Humana, Inc.	455	188,320
UnitedHealth Group, Inc.	1,869	582,698
		1,215,325
HOTELS, RESTAURANTS & LEISURE — 2.6%
Domino's Pizza, Inc.	2,255	959,006
INSURANCE — 0.5%
MetLife, Inc.	5,112	190,013
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class C (a)	896	1,316,762
Facebook, Inc. Class A (a)	5,226	1,368,689
		2,685,451
INTERNET & DIRECT MARKETING RETAIL — 8.0%
Amazon.com, Inc. (a)	808	2,544,174
eBay, Inc.	7,252	377,829
		2,922,003
IT SERVICES — 7.5%
Okta, Inc. (a)	1,025	219,196
PayPal Holdings, Inc. (a)	8,352	1,645,595
Twilio, Inc. Class A (a)	578	142,818
VeriSign, Inc. (a)	3,667	751,185
		2,758,794
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris, Inc.	3,732	$352,077
MACHINERY — 1.3%
Allison Transmission Holdings, Inc.	5,974	209,926
Cummins, Inc.	1,173	247,691
		457,617
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	740	462,012
MULTILINE RETAIL — 1.0%
Target Corp.	2,390	376,234
PHARMACEUTICALS — 5.3%
Eli Lilly & Co.	6,051	895,669
Johnson & Johnson	6,934	1,032,334
		1,928,003
ROAD & RAIL — 1.0%
CSX Corp.	4,841	376,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.5%
Broadcom, Inc.	967	352,298
Intel Corp.	17,167	888,907
NVIDIA Corp.	2,790	1,510,004
QUALCOMM, Inc.	3,074	361,748
		3,112,957
SOFTWARE — 20.9%
Adobe, Inc. (a)	1,600	784,688
Citrix Systems, Inc.	2,599	357,908
Crowdstrike Holdings, Inc. Class A (a)	3,292	452,058
Microsoft Corp.	13,974	2,939,152
Oracle Corp.	19,112	1,140,986
ServiceNow, Inc. (a)	2,205	1,069,425
Zoom Video Communications, Inc. Class A (a)	1,580	742,774
Zscaler, Inc. (a)	1,167	164,185
		7,651,176
SPECIALTY RETAIL — 3.9%
Best Buy Co., Inc.	3,337	371,375
Home Depot, Inc.	1,407	390,738
Lowe's Cos., Inc.	3,902	647,185
		1,409,298
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.4%
Apple, Inc.	29,588	3,426,586
TOBACCO — 2.1%
Altria Group, Inc.	19,956	771,100
TOTAL COMMON STOCKS (Cost $28,614,866)		36,209,870

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC GROWTH EQUITY ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c) (Cost $377,478)	377,478	$377,478
TOTAL INVESTMENTS — 100.0% (Cost $28,992,344)		36,587,348
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		5,585
NET ASSETS — 100.0%		$36,592,933

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
(d)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,209,870	$—	$—	$36,209,870
Short-Term Investment	377,478	—	—	377,478
TOTAL INVESTMENTS	$36,587,348	$—	$—	$36,587,348
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	365,868	$365,868	$171,679	$160,069	$—	$—	377,478	$377,478	$103
See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
BANKS — 7.3%
Bank of America Corp.	22,332	$537,978
Citigroup, Inc.	13,388	577,157
Wells Fargo & Co.	5,864	137,862
		1,252,997
BIOTECHNOLOGY — 1.2%
Biogen, Inc. (a)	737	209,072
CAPITAL MARKETS — 3.5%
Bank of New York Mellon Corp.	9,926	340,859
Morgan Stanley	5,429	262,492
		603,351
CHEMICALS — 1.0%
Eastman Chemical Co.	2,165	169,130
CONTAINERS & PACKAGING — 1.8%
Graphic Packaging Holding Co.	21,472	302,540
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Equitable Holdings, Inc.	15,784	287,900
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Verizon Communications, Inc.	4,957	294,892
ELECTRIC UTILITIES — 4.7%
Exelon Corp.	12,738	455,511
FirstEnergy Corp.	5,021	144,153
NRG Energy, Inc.	6,878	211,429
		811,093
ELECTRICAL EQUIPMENT — 5.8%
Eaton Corp. PLC	5,592	570,552
Regal Beloit Corp.	4,565	428,516
		999,068
ENERGY EQUIPMENT & SERVICES — 0.7%
Schlumberger, Ltd.	7,730	120,279
ENTERTAINMENT — 4.1%
Activision Blizzard, Inc.	3,060	247,707
Electronic Arts, Inc. (a)	1,958	255,343
Take-Two Interactive Software, Inc. (a)	1,230	203,220
		706,270
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.6%
Digital Realty Trust, Inc. REIT	1,350	198,126
Medical Properties Trust, Inc. REIT	21,299	375,501
QTS Realty Trust, Inc. Class A REIT	3,894	245,400
Spirit Realty Capital, Inc. REIT	5,322	179,618
WP Carey, Inc. REIT	2,077	135,337
		1,133,982
FOOD & STAPLES RETAILING — 2.5%
Kroger Co.	5,514	186,980
Security Description	Shares	Value
Walmart, Inc.	1,757	$245,822
		432,802
FOOD PRODUCTS — 3.7%
Mondelez International, Inc. Class A	4,180	240,141
Tyson Foods, Inc. Class A	6,654	395,780
		635,921
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Medtronic PLC	2,268	235,691
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Cigna Corp.	912	154,502
Humana, Inc.	375	155,209
McKesson Corp.	2,905	432,641
		742,352
HOUSEHOLD DURABLES — 3.1%
PulteGroup, Inc.	4,425	204,833
Toll Brothers, Inc.	6,498	316,193
		521,026
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.8%
AES Corp.	16,491	298,652
Vistra Corp.	9,099	171,607
		470,259
INSURANCE — 3.4%
Everest Re Group, Ltd.	685	135,315
MetLife, Inc.	7,110	264,279
Travelers Cos., Inc.	1,637	177,107
		576,701
INTERACTIVE MEDIA & SERVICES — 2.0%
Alphabet, Inc. Class A (a)	230	337,088
IT SERVICES — 0.8%
Leidos Holdings, Inc.	1,558	138,896
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris, Inc.	1,890	178,303
MACHINERY — 3.2%
AGCO Corp.	7,362	546,776
MEDIA — 2.9%
Charter Communications, Inc. Class A (a)	793	495,102
MULTILINE RETAIL — 2.8%
Target Corp.	3,042	478,872
OIL, GAS & CONSUMABLE FUELS — 3.9%
Exxon Mobil Corp.	5,262	180,644
Phillips 66	4,050	209,952
Valero Energy Corp.	6,425	278,331
		668,927
PHARMACEUTICALS — 8.5%
Eli Lilly & Co.	1,477	218,625

See accompanying notes to schedule of investments.

SPDR MFS SYSTEMATIC VALUE EQUITY ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	5,994	$892,387
Merck & Co., Inc.	4,235	351,293
		1,462,305
ROAD & RAIL — 1.9%
Union Pacific Corp.	1,684	331,529
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp.	13,097	678,163
SOFTWARE — 4.3%
Citrix Systems, Inc.	780	107,414
Microsoft Corp.	1,658	348,727
Oracle Corp.	4,590	274,023
		730,164
TOBACCO — 2.2%
Philip Morris International, Inc.	4,993	374,425
TOTAL COMMON STOCKS (Cost $17,317,059)		16,925,876
SHORT-TERM INVESTMENT — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (b) (c) (Cost $177,839)	177,839	177,839
TOTAL INVESTMENTS — 99.8% (Cost $17,494,898)		17,103,715
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		27,652
NET ASSETS — 100.0%		$17,131,367

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at September 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,925,876	$—	$—	$16,925,876
Short-Term Investment	177,839	—	—	177,839
TOTAL INVESTMENTS	$17,103,715	$—	$—	$17,103,715
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	187,314	$187,314	$124,190	$133,665	$—	$—	177,839	$177,839	$55
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 74.9%
ARGENTINA — 0.9%
Banco Macro SA Series REGS, USD 5 Year Swap Rate + 5.46%, 6.75%, 11/4/2026 (a)	$550,000	$418,088
Pampa Energia SA Series REGS, 7.50%, 1/24/2027	450,000	339,061
		757,149
BRAZIL — 2.0%
CSN Islands XII Corp. Series REGS, 7.00%, 12/23/2020	900,000	783,882
Globo Comunicacao e Participacoes SA 4.88%, 1/22/2030 (b)	300,000	295,170
Itau Unibanco Holding SA Series REGS, 6.20%, 12/21/2021	500,000	522,505
		1,601,557
CAYMAN ISLANDS — 1.1%
CK Hutchison Capital Securities 17, Ltd. Series REGS, 5 Year CMT + 2.07%, 4.00%, 5/12/2022 (a)	837,000	850,266
CHILE — 8.8%
AES Gener SA Series REGS, 5.00%, 7/14/2025	860,000	832,996
Banco del Estado de Chile Series REGS, 4.13%, 10/7/2020	1,300,000	1,300,000
Banco Santander Chile Series REGS, 2.50%, 12/15/2020	1,300,000	1,300,533
Colbun SA Series REGS, 4.50%, 7/10/2024	1,500,000	1,634,670
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	156,500	156,459
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	400,000	327,452
SACI Falabella Series REGS, 3.75%, 4/30/2023	600,000	627,324
Sociedad Quimica y Minera de Chile SA Series REGS, 4.38%, 1/28/2025	400,000	437,852
Transelec SA Series REGS, 4.63%, 7/26/2023	500,000	539,065
		7,156,351
CHINA — 9.0%
Baidu, Inc. 3.43%, 4/7/2030	200,000	219,668
CNOOC Finance 2011, Ltd. Series REGS, 4.25%, 1/26/2021	200,000	202,098
Security Description	Principal Amount	Value
CNOOC Finance 2012, Ltd. Series REGS, 3.88%, 5/2/2022	$200,000	$208,770
CNOOC Finance, Ltd. 3.00%, 5/9/2023	700,000	733,649
CNPC Global Capital, Ltd.:
1.13%, 6/23/2023	700,000	700,371
1.35%, 6/23/2025	700,000	700,756
Gran Tierra Energy International Holdings, Ltd. Series REGS, 6.25%, 2/15/2025	600,000	229,734
JD.com, Inc. 3.38%, 1/14/2030	1,400,000	1,516,508
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.75%, 5/3/2021	400,000	404,140
Sinopec Group Overseas Development 2018, Ltd. 2.70%, 5/13/2030 (b)	1,100,000	1,158,047
State Grid Overseas Investment 2013, Ltd. 3.13%, 5/22/2023	200,000	211,136
Tencent Holdings, Ltd. 2.39%, 6/3/2030 (b)	1,000,000	1,018,620
		7,303,497
COLOMBIA — 2.9%
Banco Bilbao Vizcaya Argentaria Colombia SA Series REGS, 4.88%, 4/21/2025	200,000	207,290
Banco de Bogota SA Series REGS, 5.38%, 2/19/2023	200,000	210,354
Geopark, Ltd.:
5.50%, 1/17/2027 (b)	200,000	175,820
Class REGS, 5.50%, 1/17/2027	200,000	175,820
Grupo Aval, Ltd. Series REGS, 4.75%, 9/26/2022	1,500,000	1,539,465
		2,308,749
INDIA — 7.3%
Adani Ports & Special Economic Zone, Ltd.:
Series REGS, 3.38%, 7/24/2024	600,000	610,548
Series REGS, 3.95%, 1/19/2022	400,000	408,040
Indian Oil Corp., Ltd. 5.75%, 8/1/2023	800,000	873,322
Network i2i, Ltd. 5 Year CMT + 4.28%, 5.65%, 1/15/2025 (a)(b)	200,000	199,034
ONGC Videsh Vankorneft Pte, Ltd.:
2.88%, 1/27/2022	400,000	403,928
3.75%, 7/27/2026	600,000	624,868
ONGC Videsh, Ltd. 3.75%, 5/7/2023	400,000	414,454

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Reliance Industries, Ltd. Series REGS, 5.40%, 2/14/2022	$2,000,000	$2,108,160
Vedanta Resources PLC Series REGS, 6.13%, 8/9/2024	400,000	274,660
		5,917,014
INDONESIA — 1.9%
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	1,500,000	1,571,295
ISRAEL — 0.3%
Israel Electric Corp., Ltd. Series 6, 5.00%, 11/12/2024 (b)	200,000	226,132
JAMAICA — 0.0% (c)
Digicel Group 0.5, Ltd. 8.00%, 4/1/2025 (b)	40,978	14,365
KUWAIT — 1.5%
MEGlobal Canada ULC:
5.00%, 5/18/2025 (b)	700,000	755,258
5.88%, 5/18/2030 (b)	400,000	466,788
		1,222,046
MALAYSIA — 6.2%
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	1,000,000	1,002,760
Gohl Capital, Ltd. 4.25%, 1/24/2027	800,000	795,224
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (a)	1,000,000	1,019,890
Petronas Capital, Ltd.:
Series REGS, 3.50%, 3/18/2025	600,000	660,552
3.50%, 4/21/2030 (b)	200,000	223,676
TNB Global Ventures Capital Bhd Series EMTN, 3.24%, 10/19/2026	1,200,000	1,293,708
		4,995,810
MEXICO — 5.9%
Banco Mercantil del Norte SA:
Series REGS, 10 Year CMT + 5.35%, 7.63%, 1/10/2028 (a)	200,000	198,774
Series REGS, 10 Year CMT + 5.47%, 7.50%, 6/27/2029 (a)	800,000	788,424
Braskem Idesa SAPI 7.45%, 11/15/2029 (b)	200,000	189,288
Credito Real SAB de CV:
9.50%, 2/7/2026 (b)	400,000	382,832
Series REGS, 5 Year CMT + 7.03%, 9.13%, 11/29/2022 (a)	200,000	151,952
Security Description	Principal Amount	Value
Docuformas SAPI de CV 10.25%, 7/24/2024 (b)	$300,000	$221,256
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	600,000	624,264
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	900,000	941,454
Operadora de Servicios Mega SA de CV Sofom ER 8.25%, 2/11/2025 (b)	350,000	322,294
Unifin Financiera SAB de CV:
Series REGS, 7.38%, 2/12/2026	500,000	406,275
Series REGS, 5 Year CMT + 6.31%, 8.88%, 1/29/2025 (a)	800,000	544,216
		4,771,029
NETHERLANDS — 4.6%
Braskem Netherlands Finance BV 5 year CMT + 8.220%, 8.50%, 1/23/2081 (a)(b)	1,000,000	1,008,770
Minejesa Capital B.V.:
Series REGS, 4.63%, 8/10/2030	800,000	821,728
Series REGS, 5.63%, 8/10/2037	800,000	823,600
Syngenta Finance NV Series REGS, 5.68%, 4/24/2048	1,000,000	1,068,100
		3,722,198
PANAMA — 5.8%
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (b)	600,000	614,940
Banco Latinoamericano de Comercio Exterior SA 2.38%, 9/14/2025 (b)	600,000	609,792
Banco Nacional de Panama 2.50%, 8/11/2030 (b)	300,000	295,065
Banistmo SA Series REGS, 3.65%, 9/19/2022	1,900,000	1,923,921
Global Bank Corp. Series REGS, 4.50%, 10/20/2021	1,075,000	1,100,090
Multibank, Inc. Series REGS, 4.38%, 11/9/2022	150,000	152,276
		4,696,084
PERU — 2.7%
Banco de Credito del Peru:
Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (a)	200,000	210,058
5 year CMT + 3.00%, 3.13%, 7/1/2030 (a)(b)	250,000	250,493

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Banco Internacional del Peru SAA Interbank Series REGS, 3 Month USD LIBOR + 5.76%, 6.63%, 3/19/2029 (a)	$898,000	$988,204
Peru LNG S.r.l. Class REGS, 5.38%, 3/22/2030	1,000,000	769,980
		2,218,735
PHILIPPINES — 0.6%
BDO Unibank, Inc. Series EMTN, 2.95%, 3/6/2023	500,000	518,768
QATAR — 1.3%
Ooredoo International Finance, Ltd. Class REGS, 3.25%, 2/21/2023	1,000,000	1,046,550
SINGAPORE — 8.0%
DBS Group Holdings, Ltd. Series GMTN, USD 5 Year Swap Rate + 2.39%, 3.60%, 9/7/2021 (a)	1,300,000	1,306,500
LLPL Capital Pte, Ltd. 6.88%, 2/4/2039 (b)	375,600	433,592
ONGC Videsh Vankorneft Pte, Ltd. 2.88%, 1/27/2022	400,000	403,618
Oversea-Chinese Banking Corp., Ltd. 5 year CMT + 1.580%, 1.83%, 9/10/2030 (a)(b)	500,000	500,100
PSA Treasury Pte, Ltd. Class GMTN, 2.13%, 9/5/2029	600,000	624,054
Temasek Financial I, Ltd. Co. 1.00%, 10/6/2030	1,100,000	1,083,775
United Overseas Bank, Ltd.:
Series EMTN, USD 5 Year Swap Rate + 1.79%, 3.88%, 10/19/2023 (a)	1,100,000	1,125,355
Series EMTN, USD 5 Year Swap Rate + 2.24%, 3.50%, 9/16/2026 (a)	200,000	203,740
Series EMTN, USD 5 Year Swap Rate + 1.654%, 2.88%, 3/8/2027 (a)	600,000	610,740
Series EMTN, USD 5 Year Swap Rate + 2.236%, 3.50%, 9/16/2026 (a)	200,000	203,712
		6,495,186
SOUTH KOREA — 2.8%
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (b)	200,000	207,000
NongHyup Bank 1.25%, 7/20/2025 (b)	600,000	605,586
POSCO:
Class REGS, 2.38%, 11/12/2022	400,000	410,016
Series REGS, 2.38%, 1/17/2023	600,000	615,018
Security Description	Principal Amount	Value
Series REGS, 2.75%, 7/15/2024	$400,000	$418,816
		2,256,436
THAILAND — 0.3%
PTTEP Treasury Center Co., Ltd. 2.59%, 6/10/2027 (b)	200,000	206,960
UNITED KINGDOM — 1.0%
Radiant Access, Ltd. 4.60%, 11/18/2020	800,000	800,976
TOTAL CORPORATE BONDS & NOTES (Cost $59,842,963)		60,657,153
FOREIGN GOVERNMENT OBLIGATIONS — 24.0%
CHILE — 0.3%
Chile Government International Bond 3.13%, 3/27/2025	200,000	219,164
COLOMBIA — 3.8%
Colombia Government International Bond:
2.63%, 3/15/2023	1,000,000	1,025,250
4.38%, 7/12/2021	2,000,000	2,055,020
		3,080,270
INDONESIA — 4.4%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	2,500,000	2,562,525
PERUSAHAAN PENERBIT SBSN Series REGS, 3.40%, 3/29/2021	1,000,000	1,013,770
		3,576,295
MALAYSIA — 1.4%
Malaysia Sovereign Sukuk Bhd Series REGS, 3.04%, 4/22/2025	800,000	871,896
Malaysia Sukuk Global Bhd Series REGS, 3.18%, 4/27/2026	250,000	278,018
		1,149,914
MEXICO — 0.4%
Mexico Government International Bond 4.00%, 10/2/2023	300,000	325,875
PANAMA — 3.8%
Panama Government International Bond 4.00%, 9/22/2024	2,800,000	3,064,992
PERU — 0.4%
Peruvian Government International Bond 2.39%, 1/23/2026	300,000	315,123

See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
PHILIPPINES — 3.0%
Philippine Government International Bond:
2.46%, 5/5/2030	$400,000	$431,656
4.00%, 1/15/2021	1,930,000	1,949,261
		2,380,917
QATAR — 1.7%
Qatar Government International Bond:
Series REGS, 3.38%, 3/14/2024	900,000	969,201
Series REGS, 3.88%, 4/23/2023	400,000	429,312
		1,398,513
SAUDI ARABIA — 2.9%
Saudi Government International Bond:
Series REGS, 2.38%, 10/26/2021	900,000	914,859
Series REGS, 2.88%, 3/4/2023	500,000	521,965
2.90%, 10/22/2025 (b)	850,000	909,202
		2,346,026
SOUTH KOREA — 0.5%
Korea Electric Power Corp. 1.13%, 6/15/2025 (b)	400,000	402,664
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Government International Bond:
0.75%, 9/2/2023 (b)	500,000	499,410
2.50%, 4/16/2025 (b)	200,000	212,190
3.13%, 4/16/2030 (b)	400,000	447,440
		1,159,040
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $18,826,159)		19,418,793

Security Description	Shares	Value
CONVERTIBLE BONDS — 0.0% (c)
JAMAICA — 0.0% (c)
Digicel Group 0.5, Ltd. PIK (b)	61,264	$7,352
TOTAL CONVERTIBLE BONDS (Cost $5,208)		7,352

SHORT-TERM INVESTMENT — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (d) (e) (Cost $1,264,887)	1,264,887	1,264,887
TOTAL INVESTMENTS — 100.4% (Cost $79,939,217)		81,348,185
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(359,227)
NET ASSETS — 100.0%		$80,988,958
(a)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.9% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at September 30, 2020.
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$60,657,153	$—	$60,657,153
Foreign Government Obligations	—	19,418,793	—	19,418,793
Convertible Bonds	—	7,352	—	7,352
Short-Term Investment	1,264,887	—	—	1,264,887
TOTAL INVESTMENTS	$1,264,887	$80,083,298	$—	$81,348,185
See accompanying notes to schedule of investments.

SPDR DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Industry Breakdown as of September 30, 2020

% of Net Assets
Foreign Government Obligations	24.0%
Banks	21.6
Electric	12.0
Oil & Gas	10.8
Chemicals	4.8
Diversified Financial Services	3.9
Internet	3.4
Iron/Steel	2.8
Telecommunications	2.7
Pipelines	2.7
Commercial Services	1.3
Food	1.1
Holding Companies-Diversified	1.1
Real Estate	1.0
Lodging	1.0
Energy-Alternate Sources	0.9
Retail	0.8
Beverages	0.8
Transportation	0.8
Multi-National	0.7
Media	0.4
Mining	0.3
Short-Term Investment	1.5
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	780,408	$780,408	$6,054,431	$5,569,952	$—	$—	1,264,887	$1,264,887	$203
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.9%
ADVERTISING — 0.3%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	$465,000	$487,129
AEROSPACE & DEFENSE — 0.5%
Bombardier, Inc. 6.00%, 10/15/2022 (a)	45,000	41,823
Northrop Grumman Corp. 2.08%, 10/15/2020	452,000	452,289
TransDigm, Inc.:
5.50%, 11/15/2027	40,000	38,429
6.25%, 3/15/2026 (a)	65,000	67,874
6.38%, 6/15/2026	25,000	25,112
8.00%, 12/15/2025 (a)	10,000	10,873
Triumph Group, Inc. 7.75%, 8/15/2025	25,000	16,009
		652,409
AGRICULTURE — 0.3%
BAT International Finance PLC 1.67%, 3/25/2026	490,000	492,122
AIRLINES — 0.1%
Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.75%, 10/20/2028 (a)	15,000	15,605
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 6/20/2027 (a)	50,000	52,074
		67,679
APPAREL — 0.1%
William Carter Co. 5.50%, 5/15/2025 (a)	105,000	110,500
AUTO MANUFACTURERS — 0.8%
Daimler Finance North America LLC 2.30%, 2/12/2021 (a)	560,000	563,427
Ford Motor Co. 9.00%, 4/22/2025	40,000	45,839
Hyundai Capital America 2.85%, 11/1/2022 (a)	485,000	501,859
		1,111,125
AUTO PARTS & EQUIPMENT — 0.0% (b)
Clarios Global L.P./Clarios US Finance Co. 6.25%, 5/15/2026 (a)	50,000	52,432
Security Description	Principal Amount	Value
BANKS — 4.8%
Banco de Credito del Peru Series REGS, 3 Month USD LIBOR + 7.04%, 6.13%, 4/24/2027 (c)	$200,000	$210,058
Banco de Reservas de la Republica Dominicana Series REGS, 7.00%, 2/1/2023	150,000	154,722
Banco Santander Chile Series REGS, 2.50%, 12/15/2020	150,000	150,062
Bangkok Bank PCL Class REGS, 4.80%, 10/18/2020	200,000	200,320
Bank of America Corp. Series MTN, 3 Month USD LIBOR + 0.79%, 1.04%, 3/5/2024 (c)	485,000	487,425
Bank of Nova Scotia 0.55%, 9/15/2023	490,000	490,279
BBVA Bancomer SA Series REGS, 5 Year CMT + 3.00%, 5.35%, 11/12/2029 (c)	200,000	199,636
BDO Unibank, Inc. Series EMTN, 2.63%, 10/24/2021	200,000	203,006
CIMB Bank Bhd 3.26%, 3/15/2022	200,000	206,452
Citigroup, Inc. 3 Month USD LIBOR + 1.02%, 1.27%, 6/1/2024 (c)	745,000	748,867
JPMorgan Chase & Co. 3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	485,000	503,857
Macquarie Bank, Ltd. 2.10%, 10/17/2022 (a)	350,000	361,098
Malayan Banking Bhd USD 5 Year Swap Rate + 2.54%, 3.91%, 10/29/2026 (c)	200,000	204,138
Morgan Stanley 3 Month USD LIBOR + 0.93%, 1.19%, 7/22/2022 (c)	485,000	487,323
NongHyup Bank 1.25%, 7/20/2025 (a)	200,000	201,862
Oversea-Chinese Banking Corp., Ltd. Series REGS, 4.25%, 6/19/2024	200,000	218,866
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/2021	480,000	486,418
Toronto-Dominion Bank Series MTN, SOFR + 0.48%, 0.56%, 1/27/2023 (c)	465,000	465,990
Truist Financial Corp. Series MTN, 2.20%, 3/16/2023	245,000	254,560

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Overseas Bank, Ltd. Series EMTN, USD 5 Year Swap Rate + 1.65%, 2.88%, 3/8/2027 (c)	$200,000	$203,548
Wells Fargo & Co. Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	490,000	499,138
		6,937,625
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	75,000	76,874
BIOTECHNOLOGY — 0.2%
Royalty Pharma PLC 0.75%, 9/2/2023 (a)	250,000	249,540
BUILDING MATERIALS — 0.4%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	40,000	41,392
6.75%, 6/1/2027 (a)	65,000	69,613
Carrier Global Corp. 1.92%, 2/15/2023 (a)	475,000	488,594
Griffon Corp. 5.75%, 3/1/2028	35,000	36,585
		636,184
CHEMICALS — 0.8%
CNAC HK Finbridge Co., Ltd. 3.50%, 7/19/2022	200,000	205,318
DowDuPont, Inc.:
3.77%, 11/15/2020	140,000	140,572
4.49%, 11/15/2025	275,000	316,605
LG Chem, Ltd. Class REGS, 3.25%, 10/15/2024	200,000	215,168
UPL Corp., Ltd. Series REGS, 3.25%, 10/13/2021	200,000	202,116
		1,079,779
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a)	30,000	19,514
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	45,018
		64,532
COMMERCIAL SERVICES — 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	35,000	37,216
9.75%, 7/15/2027 (a)	65,000	70,693
Cintas Corp. No. 2 2.90%, 4/1/2022	470,000	485,618
Security Description	Principal Amount	Value
Garda World Security Corp. 8.75%, 5/15/2025 (a)	$50,000	$49,673
HPHT Finance 19, Ltd. 2.88%, 11/5/2024	200,000	208,270
Jaguar Holding Co. II/PPD Development L.P. 5.00%, 6/15/2028 (a)	25,000	26,055
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	50,000	51,317
PayPal Holdings, Inc.:
1.35%, 6/1/2023	100,000	102,180
2.20%, 9/26/2022	375,000	387,667
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (a)	55,000	53,001
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	50,000	54,377
		1,526,067
COMPUTERS — 0.1%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	90,000	91,821
DISTRIBUTION & WHOLESALE — 0.0% (b)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	45,000	46,335
DIVERSIFIED FINANCIAL SERVICES — 1.0%
American Express Co. 3.70%, 11/5/2021	475,000	490,832
Capital One Financial Corp.:
2.40%, 10/30/2020	167,000	167,000
3.20%, 1/30/2023	335,000	353,770
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	51,812	29,325
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	35,000	36,516
6.25%, 5/15/2026	55,000	57,459
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	40,000	39,921
Navient Corp. 5.00%, 3/15/2027	25,000	23,466
NFP Corp. 6.88%, 8/15/2028 (a)	35,000	35,423
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (a)	35,000	35,677
Springleaf Finance Corp. 6.63%, 1/15/2028	40,000	44,360

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Unifin Financiera SAB de CV Class REGS, 7.00%, 1/15/2025	$200,000	$163,794
		1,477,543
ELECTRIC — 1.9%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad It Series REGS, 7.95%, 5/11/2026	200,000	203,458
Calpine Corp.:
4.63%, 2/1/2029 (a)	30,000	30,001
5.13%, 3/15/2028 (a)	40,000	41,380
DTE Energy Co.:
2.25%, 11/1/2022	60,000	61,958
Series C, 2.53%, 10/1/2024	230,000	244,545
Series F, 1.05%, 6/1/2025	185,000	185,156
Empresa Electrica Angamos SA Series REGS, 4.88%, 5/25/2029	156,500	156,459
Empresa Electrica Guacolda SA Series REGS, 4.56%, 4/30/2025	200,000	163,726
Entergy Corp. 0.90%, 9/15/2025	485,000	484,190
Israel Electric Corp., Ltd. Series REGS, 6.88%, 6/21/2023	200,000	229,016
Korea East-West Power Co., Ltd. 1.75%, 5/6/2025 (a)	200,000	207,000
Perusahaan Listrik Negara PT Series REGS, 5.50%, 11/22/2021	200,000	209,506
PG&E Corp. 5.00%, 7/1/2028	25,000	24,242
Pike Corp. 5.50%, 9/1/2028 (a)	45,000	45,164
PSEG Power LLC 3.85%, 6/1/2023	450,000	484,947
		2,770,748
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (b)
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	60,000	62,061
ELECTRONICS — 0.2%
Honeywell International, Inc. 0.48%, 8/19/2022	240,000	240,358
ENTERTAINMENT — 0.3%
Cedar Fair L.P. 5.25%, 7/15/2029	40,000	38,457
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)	55,000	57,471
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	65,000	64,574
Security Description	Principal Amount	Value
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	$65,000	$60,877
6.50%, 5/15/2027 (a)	50,000	53,937
Scientific Games International, Inc. 7.25%, 11/15/2029 (a)	40,000	40,593
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	105,000	111,793
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027 (a)	45,000	44,868
		472,570
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc.:
3.75%, 8/1/2025 (a)	50,000	50,268
4.25%, 6/1/2025 (a)	45,000	45,526
5.13%, 12/15/2026 (a)	55,000	56,776
8.50%, 5/1/2027 (a)	15,000	16,327
Republic Services, Inc. 2.50%, 8/15/2024	455,000	484,357
Tervita Corp. 7.63%, 12/1/2021 (a)	50,000	45,860
		699,114
FOOD — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 3.50%, 3/15/2029 (a)	35,000	33,954
B&G Foods, Inc.:
5.25%, 4/1/2025	30,000	30,793
5.25%, 9/15/2027	20,000	20,813
Grupo Bimbo SAB de CV Series REGS, 4.50%, 1/25/2022	200,000	209,212
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	5,000	5,157
5.88%, 7/15/2024 (a)	5,000	5,101
6.75%, 2/15/2028 (a)	50,000	54,473
Kraft Heinz Foods Co.:
5.00%, 7/15/2035	20,000	22,995
5.20%, 7/15/2045	60,000	66,148
Mondelez International, Inc.:
0.63%, 7/1/2022	195,000	195,532
3.63%, 5/7/2023	275,000	295,762
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	45,000	46,735
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	50,000	51,429
US Foods, Inc. 6.25%, 4/15/2025 (a)	10,000	10,582
		1,048,686

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.1%
Inversiones CMPC SA Series REGS, 4.50%, 4/25/2022	$200,000	$208,104
GAS — 0.1%
ENN Energy Holdings, Ltd. 3.25%, 7/24/2022	200,000	205,432
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.38%, 2/15/2026 (a)	70,000	74,320
HEALTH CARE PRODUCTS — 0.0% (b)
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	35,000	36,391
HEALTH CARE SERVICES — 0.7%
Anthem, Inc.:
2.50%, 11/21/2020	300,000	300,840
3.30%, 1/15/2023	170,000	180,202
Centene Corp. 3.00%, 10/15/2030 (d)	30,000	30,639
HCA, Inc. 5.38%, 9/1/2026	70,000	77,320
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	40,000	40,024
6.75%, 4/15/2025 (a)	30,000	31,599
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	45,000	46,800
Select Medical Corp. 6.25%, 8/15/2026 (a)	120,000	124,815
Tenet Healthcare Corp. 5.13%, 11/1/2027 (a)	60,000	61,641
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	75,000	76,567
		970,447
HOME BUILDERS — 0.0% (b)
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	55,000	55,582
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	75,000	77,803
HOUSEHOLD PRODUCTS & WARES — 0.0% (b)
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	45,000	45,635
INSURANCE — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	30,000	31,454
Security Description	Principal Amount	Value
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	$40,000	$42,232
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 1.42%, 12/29/2021 (c)	330,000	329,960
Prudential Financial, Inc. Series MTN, 3.50%, 5/15/2024	340,000	376,407
		780,053
INTERNET — 0.8%
Baidu, Inc. 3.08%, 4/7/2025	200,000	211,972
eBay, Inc. 2.75%, 1/30/2023	475,000	497,867
JD.com, Inc. 3.13%, 4/29/2021	200,000	202,030
Tencent Holdings, Ltd. 1.81%, 1/26/2026 (a)	200,000	203,942
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	35,000	37,437
		1,153,248
INVESTMENT COMPANY SECURITY — 0.3%
Grupo de Inversiones Suramericana SA Series REGS, 5.70%, 5/18/2021	200,000	205,462
Temasek Financial I, Ltd. Series REGS, 2.38%, 1/23/2023	250,000	260,792
		466,254
IRON/STEEL — 0.1%
POSCO Class REGS, 2.38%, 11/12/2022	200,000	205,008
LEISURE TIME — 0.1%
Carnival Corp. 11.50%, 4/1/2023 (a)	20,000	22,401
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	95,000	73,857
13.00%, 5/15/2025 (a)	20,000	23,150
		119,408
LODGING — 0.1%
Boyd Gaming Corp. 4.75%, 12/1/2027	75,000	73,512
Hilton Domestic Operating Co., Inc.:
5.38%, 5/1/2025 (a)	10,000	10,432
5.75%, 5/1/2028 (a)	10,000	10,539
MGM Resorts International 6.75%, 5/1/2025	70,000	73,389
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	35,000	33,984
		201,856

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.0% (b)
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	$25,000	$25,709
MEDIA — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/2030 (a)	45,000	47,639
5.75%, 2/15/2026 (a)	95,000	98,770
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	30,000	19,432
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	40,000	28,303
DISH DBS Corp. 5.88%, 11/15/2024	40,000	41,016
GCI LLC 4.75%, 10/15/2028 (a) (d)	50,000	50,721
Gray Television, Inc. 7.00%, 5/15/2027 (a)	50,000	54,202
iHeartCommunications, Inc. 8.38%, 5/1/2027	10,000	9,873
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	25,000	26,234
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 9/15/2026 (a)	35,000	35,307
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	33,951
		445,448
MINING — 0.2%
Arconic Corp. 6.13%, 2/15/2028 (a)	80,000	82,326
Corp. Nacional del Cobre de Chile Class REGS, 3.88%, 11/3/2021	200,000	205,264
Novelis Corp. 4.75%, 1/30/2030 (a)	20,000	19,632
		307,222
MISCELLANEOUS MANUFACTURER — 0.0% (b)
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	35,000	36,003
OIL & GAS — 1.8%
Apache Corp.:
4.38%, 10/15/2028	30,000	27,393
4.63%, 11/15/2025	20,000	19,061
Cenovus Energy, Inc. 5.38%, 7/15/2025	35,000	33,793
CNOOC Finance, Ltd. 3.00%, 5/9/2023	200,000	209,614
Security Description	Principal Amount	Value
CNPC General Capital, Ltd. Series REGS, 3.40%, 4/16/2023	$200,000	$211,582
EQT Corp. 7.88%, 2/1/2025	35,000	38,792
Exxon Mobil Corp. 1.57%, 4/15/2023	345,000	354,829
Gulfport Energy Corp. 6.38%, 5/15/2025	45,000	27,451
Hilcorp Energy I L.P./Hilcorp Finance Co. 6.25%, 11/1/2028 (a)	40,000	36,636
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	20,000	19,453
MEG Energy Corp. 7.13%, 2/1/2027 (a)	70,000	62,823
Occidental Petroleum Corp.:
3.50%, 8/15/2029	40,000	30,650
6.63%, 9/1/2030	30,000	27,656
8.00%, 7/15/2025	25,000	25,133
ONGC Videsh, Ltd. 3.75%, 5/7/2023	250,000	259,034
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	70,000	73,700
Parsley Energy LLC/Parsley Finance Corp. 5.63%, 10/15/2027 (a)	55,000	54,739
Petronas Capital, Ltd. 3.13%, 3/18/2022	200,000	206,078
QEP Resources, Inc. 5.63%, 3/1/2026	40,000	22,700
Saudi Arabian Oil Co. Class REGS, 2.75%, 4/16/2022	200,000	205,096
Sinopec Group Overseas Development 2016, Ltd. Series REGS, 2.00%, 9/29/2021	200,000	202,016
Sunoco L.P./Sunoco Finance Corp. 6.00%, 4/15/2027	70,000	72,383
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	75,000	60,076
Transocean, Inc. 11.50%, 1/30/2027 (a)	15,000	6,132
Valero Energy Corp. 1.20%, 3/15/2024	240,000	239,746
WPX Energy, Inc.:
4.50%, 1/15/2030	30,000	29,510
5.88%, 6/15/2028	35,000	36,568
		2,592,644
OIL & GAS SERVICES — 0.3%
Schlumberger Holdings Corp. 3.75%, 5/1/2024 (a)	335,000	363,843

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners L.P./USA Compression Finance Corp. 6.88%, 9/1/2027	$80,000	$79,090
		442,933
PACKAGING & CONTAINERS — 0.1%
Berry Global, Inc. 5.63%, 7/15/2027 (a)	65,000	68,093
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	50,000	50,033
Silgan Holdings, Inc. 4.13%, 2/1/2028	65,000	66,329
		184,455
PHARMACEUTICALS — 2.2%
AbbVie, Inc. 2.30%, 11/21/2022 (a)	465,000	481,387
AstraZeneca PLC:
2.38%, 11/16/2020	400,000	400,972
2.38%, 6/12/2022	55,000	56,701
3.50%, 8/17/2023	30,000	32,449
Bausch Health Cos., Inc. 6.25%, 2/15/2029 (a)	95,000	97,780
Bristol-Myers Squibb Co. 2.60%, 5/16/2022	480,000	497,990
Cardinal Health, Inc. 2.62%, 6/15/2022	475,000	489,943
Cigna Corp. 3.40%, 9/17/2021	450,000	463,054
CVS Health Corp. 3.70%, 3/9/2023	203,000	217,510
GlaxoSmithKline Capital PLC 0.53%, 10/1/2023 (d)	425,000	425,655
		3,163,441
PIPELINES — 0.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.75%, 3/1/2027 (a)	22,000	18,192
Cheniere Energy Partners L.P. 5.63%, 10/1/2026	90,000	93,613
EQM Midstream Partners L.P. 6.50%, 7/1/2027 (a)	60,000	63,572
Hess Midstream Operations L.P. 5.13%, 6/15/2028 (a)	55,000	54,831
NuStar Logistics L.P. 6.38%, 10/1/2030	45,000	46,889
Rattler Midstream L.P. 5.63%, 7/15/2025 (a)	30,000	30,240
Targa Resources Partners L.P./Targa Resources Partners Finance Corp. 5.50%, 3/1/2030 (a)	55,000	54,696
Security Description	Principal Amount	Value
Western Midstream Operating L.P. 4.10%, 2/1/2025	$40,000	$38,067
		400,100
REAL ESTATE — 0.0% (b)
Realogy Group LLC/Realogy Co-Issuer Corp. 7.63%, 6/15/2025 (a)	20,000	20,911
REAL ESTATE INVESTMENT TRUSTS — 1.1%
Crown Castle International Corp. REIT, 1.35%, 7/15/2025	495,000	501,484
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025 (a)	35,000	35,329
Iron Mountain, Inc. REIT, 4.50%, 2/15/2031 (a)	30,000	30,162
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. REIT, 5.75%, 2/1/2027	50,000	53,781
Simon Property Group L.P. REIT, 2.00%, 9/13/2024	370,000	381,644
VICI Properties L.P./VICI Note Co., Inc.:
REIT, 3.75%, 2/15/2027 (a)	5,000	4,918
REIT, 4.13%, 8/15/2030 (a)	35,000	34,431
Welltower, Inc. REIT, 3.63%, 3/15/2024	450,000	486,999
		1,528,748
RETAIL — 1.1%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	30,000	30,765
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	5,000	5,019
4.75%, 3/1/2030 (a)	5,000	5,018
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a)	70,000	68,306
Carvana Co. 8.88%, 10/1/2023 (a)	20,000	20,888
Dollar Tree, Inc.:
3.70%, 5/15/2023	290,000	311,359
4.00%, 5/15/2025	155,000	174,792
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	60,000	50,044
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	10,000	9,810
IRB Holding Corp. 6.75%, 2/15/2026 (a)	50,000	50,036
McDonald's Corp. Series MTN, 2.63%, 1/15/2022	370,000	380,626
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	17,000	17,412

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.13%, 3/15/2023 (a)	$35,000	$35,329
Staples, Inc. 7.50%, 4/15/2026 (a)	50,000	46,195
Target Corp. 2.90%, 1/15/2022	230,000	237,698
Yum! Brands, Inc. 3.63%, 3/15/2031	70,000	70,162
		1,513,459
SEMICONDUCTORS — 0.5%
Microchip Technology, Inc. 3.92%, 6/1/2021	480,000	489,427
Micron Technology, Inc. 2.50%, 4/24/2023	150,000	155,699
		645,126
SOFTWARE — 0.2%
BY Crown Parent LLC/BY Bond Finance, Inc. 4.25%, 1/31/2026 (a)	25,000	25,425
Open Text Corp. 3.88%, 2/15/2028 (a)	70,000	70,668
Oracle Corp. 2.50%, 4/1/2025	160,000	171,432
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	27,000	29,017
		296,542
TELECOMMUNICATIONS — 1.5%
AT&T, Inc. 4.45%, 4/1/2024	435,000	485,578
Avaya, Inc. 6.13%, 9/15/2028 (a)	40,000	40,788
Axiata SPV2 Bhd Series 2, 3.47%, 11/19/2020	200,000	200,552
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	40,599
5.13%, 12/15/2026 (a)	45,000	46,093
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	35,000	36,106
Frontier Communications Corp. 8.00%, 4/1/2027 (a) (e)	70,000	70,000
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	45,000	48,096
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	30,000	15,594
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a) (e)	40,000	25,795
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	85,000	86,205
4.63%, 9/15/2027 (a)	55,000	56,492
SingTel Group Treasury Pte, Ltd. Class EMTN, 3.25%, 6/30/2025	200,000	220,312
Security Description	Principal Amount	Value
Telefonica Chile SA 3.88%, 10/12/2022	$200,000	$210,130
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	15,000	15,108
Verizon Communications, Inc. 3 Month USD LIBOR + 1.10%, 1.38%, 5/15/2025 (c)	475,000	485,151
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	45,000	44,294
6.13%, 3/1/2028 (a)	15,000	15,479
		2,142,372
TRANSPORTATION — 0.5%
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	10,000	9,757
PSA Treasury Pte, Ltd. Class GMTN, 2.50%, 4/12/2026	200,000	213,722
Union Pacific Corp. 3.20%, 6/8/2021	480,000	489,538
		713,017
TRUCKING & LEASING — 0.5%
Avolon Holdings Funding, Ltd. 3.63%, 5/1/2022 (a)	260,000	256,162
Penske Truck Leasing Co. L.P./PTL Finance Corp. 2.70%, 11/1/2024 (a)	460,000	488,134
		744,296
TOTAL CORPORATE BONDS & NOTES (Cost $39,631,019)		40,255,200
ASSET-BACKED SECURITIES — 2.8%
OTHER ABS — 2.7%
Ajax Mortgage Loan Trust Series 2018-E, Class A, 4.38%, 6/25/2058 (a) (c)	448,119	459,816
Arbor Realty Collateralized Loan Obligation 2020-FL1, Ltd. Series 2020-FL1, Class AS, 1 mo. USD LIBOR + 1.400%, 1.55%, 2/15/2035 (a) (c)	131,000	128,056
Arbor Realty Commercial Real Estate Notes 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.30%, 6/15/2028 (a) (c)	71,000	70,113
BDS, Ltd. Series 2019-FL4, Class A, 1 Month USD LIBOR + 1.10%, 1.25%, 8/15/2036 (a) (c)	100,000	99,062
BSPRT Issuer, Ltd. Series 2019-FL5, Class A, 1 Month USD LIBOR + 1.15%, 1.30%, 5/15/2029 (a) (c)	401,000	392,785

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
CLNC 2019-FL1, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.55%, 1.71%, 8/20/2035 (a) (c)	$131,000	$127,833
FS Rialto 2019-FL1 Series 2019-FL1, Class A, 1 Month USD LIBOR + 1.20%, 1.35%, 12/16/2036 (a) (c)	161,000	158,142
LoanCore 2018-CRE1 Issuer, Ltd. Series 2018-CRE1, Class A, 1 Month USD LIBOR + 1.13%, 1.28%, 5/15/2028 (a) (c)	89,447	88,866
LoanCore Issuer, Ltd. Series 2019-CRE2, Class AS, 1 Month USD LIBOR + 1.50%, 1.65%, 5/15/2036 (a) (c)	100,000	98,000
Marathon CRE 2018 FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 1.15%, 1.30%, 6/15/2028 (a) (c)	85,080	84,282
Marlette Funding Trust Series 2019-2A, Class A, 3.13%, 7/16/2029 (a)	177,162	178,982
Marlette Funding Trust 2019-4 Series 2019-4A, Class A, 2.39%, 12/17/2029 (a)	274,924	277,497
NLY Commercial Mortgage Trust Series 2019-FL2, Class AS, 1.75%, 2/15/2036 (a) (c)	120,000	118,667
OneMain Financial Issuance Trust Series 2017-1A, Class A1, 2.37%, 9/14/2032 (a)	78,901	79,046
Sapphire Aviation Finance II, Ltd. Series 2020-1A, Class A, 3.23%, 3/15/2040 (a)	458,286	413,238
Sofi Consumer Loan Program LLC Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	7,805	7,820
STWD, Ltd. Series 2019-FL1, Class AS, 1 Month USD LIBOR + 1.40%, 1.55%, 7/15/2038 (a) (c)	100,000	98,500
Textainer Marine Containers VII, Ltd. Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	443,333	450,630
TRTX 2019-FL3 Issuer, Ltd. Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.15%, 1.30%, 10/15/2034 (a) (c)	200,000	196,500
Upstart Securitization Trust Series 2020-1, Class A, 2.32%, 4/22/2030 (a)	372,482	375,143
		3,902,978
Security Description	Principal Amount	Value
STUDENT LOAN ABS — 0.1%
Laurel Road Prime Student Loan Trust Series 2019-A, Class A1FX, 2.34%, 10/25/2048 (a)	$136,806	$136,954
TOTAL ASSET-BACKED SECURITIES (Cost $4,071,886)		4,039,932
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
BRAZIL — 0.3%
Banco Bradesco (Cayman) Class REGS, 5.90%, 1/16/2021	200,000	202,004
Banco do Brasil SA Series REGS, 10 Year CMT + 7.78%, 8.50%, 10/20/2020 (c)	200,000	200,308
		402,312
COLOMBIA — 0.2%
Colombia Government International Bond 2.63%, 3/15/2023	300,000	307,575
DOMINICAN REPUBLIC — 0.1%
Dominican Republic International Bond Series REGS, 7.50%, 5/6/2021	133,333	137,335
INDONESIA — 0.1%
Indonesia Government International Bond Series REGS, 4.88%, 5/5/2021	200,000	205,002
MALAYSIA — 0.2%
Wakala Global Sukuk Bhd Class REGS, 4.65%, 7/6/2021	250,000	257,425
MEXICO — 0.1%
Nacional Financiera SNC Series REGS, 3.38%, 11/5/2020	200,000	200,074
PERU — 0.1%
Peruvian Government International Bond 2.39%, 1/23/2026	100,000	105,041
QATAR — 0.1%
Qatar Government International Bond Series REGS, 2.38%, 6/2/2021	200,000	202,000
SAUDI ARABIA — 0.3%
Saudi Government International Bond Series REGS, 2.88%, 3/4/2023	350,000	365,375

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
THAILAND — 0.2%
Export Import Bank of Thailand Series EMTN, 3 Month USD LIBOR + 0.85%, 1.11%, 5/23/2024 (c)	$250,000	$248,273
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Government International Bond 2.50%, 4/16/2025 (a)	200,000	212,190
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,608,997)		2,642,602
U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.5%
Federal Home Loan Mortgage Corp.:
1.50%, 8/1/2035	985,936	1,009,044
2.00%, 7/1/2035	986,879	1,026,112
2.00%, 10/1/2040	2,600,000	2,689,882
3.50%, 9/1/2032	510,372	540,123
Series 264, Class F1, 1 Month USD LIBOR + 0.55%, 0.70%, 7/15/2042 (c)	1,460,648	1,480,215
Series 4125, Class FH, 1 Month USD LIBOR + 0.35%, 0.50%, 11/15/2042 (c)	536,654	538,503
Series 4211, Class AP, 1.60%, 3/15/2043	1,469,508	1,517,066
Series 3798, Class FG, CMO, 1 Month USD LIBOR + 0.51%, 0.66%, 1/15/2041 (c)	1,999,687	2,022,883
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	1,122,964	1,163,067
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,074,679	1,096,385
Series 4060, Class QA, CMO, REMIC, 1.50%, 9/15/2026	319,277	321,177
Series 4484, Class CD, CMO, REMIC, 1.75%, 7/15/2030	166,928	171,102
Series 4582, Class HA, CMO, REMIC, 3.00%, 9/15/2045	468,530	494,646
Series 4738, Class LA, CMO, REMIC, 3.00%, 11/15/2043	358,171	374,004
Series 4764, Class WF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 2/15/2048 (c)	581,069	583,670
Series K722, Class X1, IO, 1.44%, 3/25/2023 (c)	467,493	10,241
Federal National Mortgage Association:
1.50%, 10/1/2035	3,000,000	3,070,370
2.00%, 7/1/2035	1,465,477	1,523,713
Security Description	Principal Amount	Value
2.00%, 8/1/2035	$984,776	$1,023,910
2.00%, 9/1/2035	2,980,933	3,099,392
2.50%, 1/1/2032	1,704,882	1,803,075
2.70%, 5/1/2044 (c)	189,635	197,192
3.00%, 11/1/2033	1,304,212	1,397,230
3.00%, 11/1/2036	368,927	390,294
Series 2010-141, Class FB, 1 Month USD LIBOR + 0.47%, 0.62%, 12/25/2040 (c)	251,325	253,619
Series 2014-73, Class AF, 1 Month USD LIBOR + 0.45%, 0.60%, 11/25/2044 (c)	1,525,618	1,536,384
Series 2016-23, Class FT, 1 Month USD LIBOR + 0.50%, 0.65%, 11/25/2045 (c)	749,400	757,606
Series 2012-56, Class FA, CMO, 1 Month USD LIBOR + 0.55%, 0.70%, 6/25/2042 (c)	1,261,002	1,273,404
Series 2007-54, Class FW, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.40%, 6/25/2037 (c)	468,343	470,278
Series 2012-32, Class DA, CMO, REMIC, 2.00%, 11/25/2026	1,233,618	1,252,237
Series 2015-59, Class A, CMO, REMIC, 3.00%, 6/25/2041	193,374	195,133
Series 2016-8, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.45%, 0.60%, 3/25/2046 (c)	482,363	485,318
Series 2017-13, Class ML, CMO, REMIC, 3.00%, 8/25/2041	433,150	448,862
Series 2017-2, Class HA, CMO, REMIC, 3.00%, 9/25/2041	299,216	307,885
Series 2018-27, Class FJ, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 12/25/2047 (c)	493,143	493,938
Series 2018-30, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 5/25/2048 (c)	643,675	644,753
Series 2018-39, Class EF, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 6/25/2048 (c)	520,003	521,660
Series 2018-39, Class FG, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.40%, 11/25/2033 (c)	610,058	607,059

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-45, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.45%, 6/25/2048 (c)	$502,648	$503,496
Government National Mortgage Association:
Series 2014-94, Class FB, CMO, REMIC, 1 Month USD LIBOR + 0.25%, 0.41%, 9/20/2035 (c)	557,473	558,196
Series 2017-116, Class FA, CMO, REMIC, 1 Month USD LIBOR + 0.30%, 0.46%, 11/20/2043 (c)	466,178	467,640
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,853,245)		38,320,764
U.S. TREASURY OBLIGATIONS — 33.0%
U.S. Treasury Bill:
0.01%, 10/1/2020	6,000,000	6,000,000
0.10%, 4/1/2021	6,000,000	5,996,587
0.12%, 2/4/2021	5,400,000	5,398,063
0.12%, 3/11/2021	3,000,000	2,998,625
0.17%, 12/24/2020	7,600,000	7,598,226
U.S. Treasury Note:
1.63%, 4/30/2023	5,340,000	5,544,005
2.25%, 12/31/2023	4,420,000	4,718,005
2.75%, 9/15/2021	9,100,000	9,326,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,916,051)		47,580,300
MORTGAGE-BACKED SECURITIES — 7.4%
Alternative Loan Trust Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	320,643	256,675
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class E, 1 Month USD LIBOR + 3.05%, 3.20%, 12/15/2036 (a) (c)	36,000	30,031
Atrium Hotel Portfolio Trust 2018-ATRM Series 2018-ATRM, Class A, 1 Month USD LIBOR + 0.95%, 1.10%, 6/15/2035 (a) (c)	100,000	95,013
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 3/15/2036 (a) (c)	54,427	52,935
BANK:
Series 2017-BNK6, Class XA, IO, 0.97%, 7/15/2060 (c)	1,102,912	45,669
Security Description	Principal Amount	Value
Series 2020-BN26, Class XA, IO, VRN, 1.36%, 3/15/2063 (c)	$1,322,867	$122,508
BBCMS Mortgage Trust:
Series 2017-DELC, Class B, 1 Month USD LIBOR + 1.03%, 1.18%, 8/15/2036 (a) (c)	124,000	117,095
Series 2017-DELC, Class C, 1 Month USD LIBOR + 1.20%, 1.35%, 8/15/2036 (a) (c)	17,000	15,830
Series 2017-DELC, Class D, 1 Month USD LIBOR + 1.70%, 1.85%, 8/15/2036 (a) (c)	19,000	17,320
Series 2017-DELC, Class E, 1 Month USD LIBOR + 2.50%, 2.65%, 8/15/2036 (a) (c)	38,000	34,390
Series 2017-DELC, Class F, 1 Month USD LIBOR + 3.50%, 3.65%, 8/15/2036 (a) (c)	38,000	33,011
Series 2018-TALL, Class A, 1 Month USD LIBOR + 0.72%, 0.87%, 3/15/2037 (a) (c)	101,000	96,846
BBCMS Trust Series 2018-BXH, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 10/15/2037 (a) (c)	12,519	11,799
BENCHMARK Mortgage Trust Series 2018-B1, Class XA, IO, 0.66%, 1/15/2051 (c)	2,252,139	66,283
BFLD 2019-DPLO Series 2019-DPLO, Class E, 1 Month USD LIBOR + 2.24%, 2.39%, 10/15/2034 (a) (c)	117,000	106,984
BHMS Series 2018-ATLS, Class A, 1 Month USD LIBOR + 1.25%, 1.40%, 7/15/2035 (a) (c)	75,000	71,898
BHP Trust:
Series 2019-BXHP, Class A, 1 Month USD LIBOR + 0.98%, 1.13%, 8/15/2036 (a) (c)	100,000	96,169
Series 2019-BXHP, Class C, 1 Month USD LIBOR + 1.52%, 1.67%, 8/15/2036 (a) (c)	100,000	91,212
Braemar Hotels & Resorts Trust 2018-Prime Series 2018-PRME, Class A, 1 Month USD LIBOR + 0.82%, 0.97%, 6/15/2035 (a) (c)	115,000	108,726
BX Commercial Mortgage Trust Series 2018-BIOA, Class E, 1 Month USD LIBOR + 1.95%, 2.10%, 3/15/2037 (a) (c)	257,000	252,013
BX Trust 2018-BILT Series 2018-BILT, Class A, 1 Month USD LIBOR + 0.80%, 0.95%, 5/15/2030 (a) (c)	115,000	110,124

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
BX Trust 2019-MMP Series 2019-MMP, Class B, 1 Month USD LIBOR + 1.30%, 1.45%, 8/15/2036 (a) (c)	$116,000	$115,141
BXMT, Ltd.:
Series 2017-FL1, Class C, 1 Month USD LIBOR + 1.95%, 2.10%, 6/15/2035 (a) (c)	150,000	148,537
Series 2020-FL2, Class C, 1 Month USD LIBOR + 1.65%, 1.80%, 2/16/2037 (a) (c)	119,000	115,727
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class A, 1 Month USD LIBOR + 1.07%, 1.22%, 12/15/2037 (a) (c)	79,000	79,080
Cantor Commercial Real Estate:
Series 2019-CF1, Class 65A, 4.41%, 5/15/2052 (a) (c)	163,000	166,375
Series 2019-CF1, Class 65B, 4.14%, 5/15/2052 (a) (c)	163,000	159,672
CF Trust Series 2019-MF1, Class A, 1 Month USD LIBOR + 1.05%, 2.05%, 8/21/2032 (a) (c)	100,000	100,390
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 1 Month USD LIBOR + 0.79%, 0.94%, 7/15/2032 (a) (c)	91,354	91,354
Citigroup Commercial Mortgage Trust:
Series 2018-TBR, Class D, 1 Month USD LIBOR + 1.80%, 1.95%, 12/15/2036 (a) (c)	95,000	87,534
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	261,000	262,885
Series 2016-GC37, Class XA, IO, 1.90%, 4/10/2049 (c)	489,101	36,934
COMM Mortgage Trust:
Series 2014-FL5, Class D, 1 Month USD LIBOR + 4.00%, 1.55%, 10/15/2031 (a) (c)	100,000	84,890
Series 2018-HCLV, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 9/15/2033 (a) (c)	70,000	67,562
Series 2015-CR25, Class XA, IO, 0.99%, 8/10/2048 (c)	1,204,472	41,858
Credit Suisse Mortgage Capital Certificates:
Series 2017-CHOP, Class D, 1 Month USD LIBOR + 1.90%, 2.05%, 7/15/2032 (a) (c)	29,000	25,258
Series 2019-ICE4, Class A, 1 Month USD LIBOR + 0.98%, 1.13%, 5/15/2036 (a) (c)	102,000	101,962
Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.38%, 6/15/2050 (c)	$338,534	$17,166
Series 2017-CX10, Class XA, IO, 0.86%, 11/15/2050 (c)	989,716	38,976
Series 2017-CX9, Class XA, IO, 1.01%, 9/15/2050 (c)	1,827,884	54,297
DBGS BIOD Mortgage Trust Series 2018-BIOD, Class A, 1 Month USD LIBOR + 0.80%, 0.96%, 5/15/2035 (a) (c)	139,221	139,148
Exantas Capital Corp., Ltd. Series 2019-RSO7, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 4/15/2036 (a) (c)	65,399	64,491
Federal Home Loan Mortgage Corp. Series 4703, Class FA, 1 Month USD LIBOR + 0.35%, 0.50%, 7/15/2047 (c)	871,792	876,467
GPMT 2018-FL1, Ltd. Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.90%, 1.06%, 11/21/2035 (a) (c)	13,609	13,519
Great Wolf Trust Series 2019-WOLF, Class E, 1 Month USD LIBOR + 2.73%, 2.88%, 12/15/2036 (a) (c)	125,000	113,438
GS Mortgage Securities Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/2034 (a)	129,000	129,916
Series 2017-500K, Class E, 1 Month USD LIBOR + 1.50%, 1.75%, 7/15/2032 (a) (c)	50,000	49,500
Series 2017-500K, Class F, 1 Month USD LIBOR + 1.80%, 2.15%, 7/15/2032 (a) (c)	107,000	105,666
Series 2018-TWR, Class A, 1 Month USD LIBOR + 0.90%, 1.05%, 7/15/2031 (a) (c)	100,000	96,157
Series 2018-TWR, Class D, 1 Month USD LIBOR + 1.60%, 1.75%, 7/15/2031 (a) (c)	100,000	93,290
Series 2017-GS7, Class XA, IO, 1.27%, 8/10/2050 (c)	389,814	22,629
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2018-LAQ, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 6/15/2032 (a) (c)	75,826	72,495
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-WPT, Class EFL, 1 Month USD LIBOR + 2.60%, 2.76%, 7/5/2033 (a) (c)	100,000	93,013

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-MFP, Class A, 1 Month USD LIBOR + 0.96% , 1.11%, 7/15/2036 (a) (c)	$107,000	$104,559
Series 2016-JP4, Class XA, IO, 0.82%, 12/15/2049 (c)	1,555,594	43,835
Series 2019-COR5, Class XA, IO, VRN, 1.66%, 6/13/2052 (c)	1,126,332	109,995
LoanCore 2019-CRE3 Issuer, Ltd.:
Series 2019-CRE3, Class A, 1 Month USD LIBOR + 1.05%, 1.20%, 4/15/2034 (a) (c)	99,983	97,984
Series 2019-CRE3, Class AS, 1 Month USD LIBOR + 1.37%, 1.52%, 4/15/2034 (a) (c)	130,978	127,376
MF1 2019-FL2, Ltd. Series 2019-FL2, Class A, 1 Month USD LIBOR + 1.13%, 1.28%, 12/25/2034 (a) (c)	121,000	118,958
MF1 2020-FL3, Ltd. Series 2020-FL3, Class A, 1 Month USD LIBOR + 2.05%, 2.20%, 7/15/2035 (a) (c)	175,000	175,766
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XA, IO, 1.12%, 4/15/2047 (c)	802,479	21,564
Series 2014-C19, Class LNCX, IO, 0.60%, 12/15/2046 (a)	1,193,032	26,658
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class B, 6.05%, 10/15/2042 (c)	59,669	58,895
Series 2018-SUN, Class A, 1 Month USD LIBOR + 0.90%, 1.30%, 7/15/2035 (a) (c)	74,000	71,738
Series 2019-PLND, Class B, 1 Month USD LIBOR + 1.30%, 1.45%, 5/15/2036 (a) (c)	163,000	153,476
Series 2019-PLND, Class D, 1 Month USD LIBOR + 1.75%, 1.90%, 5/15/2036 (a) (c)	127,000	114,751
Series 2016-UB12, Class XA, IO, 0.89%, 12/15/2049 (c)	1,563,214	50,583
Motel 6 Trust Series 2017-MTL6, Class D, 1 Month USD LIBOR + 2.15%, 2.30%, 8/15/2034 (a) (c)	59,382	57,868
MSCG Trust Series 2018-SELF, Class A, 1 Month USD LIBOR + 0.90%, 1.05%, 10/15/2037 (a) (c)	79,000	78,999
Natixis Commercial Mortgage Securities Trust 2018-850T:
Series 2018-850T, Class C, 1 Month USD LIBOR + 1.15%, 1.31%, 7/15/2033 (a) (c)	100,000	95,268
Security Description	Principal Amount	Value
Series 2018-850T, Class D, 1 Month USD LIBOR + 1.45%, 1.61%, 7/15/2033 (a) (c)	$100,000	$94,439
Natixis Commercial Mortgage Securities Trust 2018-FL1 Series 2018-FL1, Class A, 1 Month USD LIBOR + 0.95%, 1.11%, 6/15/2035 (a) (c)	93,348	90,006
New Residential Mortgage Loan Trust Series 2020-NPL1, Class A1, CMO, 4.34%, 7/25/2060 (a) (f)	484,772	485,361
PFP 2019-6, Ltd. Series 2019-6, Class A, 1 Month USD LIBOR + 1.05%, 1.20%, 4/14/2037 (a) (c)	121,000	118,814
PFP, Ltd. Series 2019-5, Class A, 1 Month USD LIBOR + 0.97%, 1.12%, 4/14/2036 (a) (c)	77,954	76,687
ReadyCap Commercial Mortgage Trust Series 2019-FL3, Class A, 1 Month USD LIBOR + 1.00%, 1.15%, 3/25/2034 (a) (c)	86,612	85,001
Rosslyn Portfolio Trust:
Series 2017-ROSS, Class A, 1 Month USD LIBOR + 0.95%, 1.94%, 6/15/2033 (a) (c)	12,797	12,577
Series 2017-ROSS, Class B, 1 Month USD LIBOR + 1.25%, 2.24%, 6/15/2033 (a) (c)	12,797	12,645
Shelter Growth CRE 2019-FL2 Issuer, Ltd. Series 2019-FL2, Class B, 1 Month USD LIBOR + 2.30%, 2.45%, 5/15/2036 (a) (c)	99,109	96,188
Toorak Mortgage Corp., Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (a) (f)	1,000,000	1,003,596
UBS Commercial Mortgage Trust:
Series 2018-NYCH, Class D, 1 Month USD LIBOR + 2.10%, 2.25%, 2/15/2032 (a) (c)	261,000	244,553
Series 2017-C1, Class XA, IO, 1.71%, 6/15/2050 (c)	789,632	61,851
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (c)	613,847	623,394
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8, Class 2CB3, CMO, 1 Month USD LIBOR + 0.41%, 0.56%, 10/25/2035 (c)	572,707	507,706
Wells Fargo Commercial Mortgage Trust Series 2019-C51, Class XA, 1.53%, 6/15/2052 (c)	1,028,025	91,348

See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust Series 2013-C18, Class XA, IO, 0.88%, 12/15/2046 (c)	$1,098,972	$19,890
TOTAL MORTGAGE-BACKED SECURITIES (Cost $11,289,099)		10,630,187

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bill 0.09%, 11/27/2020	4,000,000	3,999,398
	Shares
SHORT-TERM INVESTMENT — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (g) (h) (Cost $5,444,847)	5,444,847	5,444,847
TOTAL INVESTMENTS — 105.9% (Cost $151,814,121)		152,913,230
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(8,546,508)
NET ASSETS — 100.0%		$144,366,722
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.4% of net assets as of September 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of September 30, 2020. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at September 30, 2020.
ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$40,255,200	$—	$40,255,200
Asset-Backed Securities	—	4,039,932	—	4,039,932
Foreign Government Obligations	—	2,642,602	—	2,642,602
U.S. Government Agency Obligations	—	38,320,764	—	38,320,764
U.S. Treasury Obligations	—	51,579,698	—	51,579,698
Mortgage-Backed Securities	—	10,630,187	—	10,630,187
Short-Term Investment	5,444,847	—	—	5,444,847
TOTAL INVESTMENTS	$5,444,847	$147,468,383	$—	$152,913,230
See accompanying notes to schedule of investments.

SPDR DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,357,926	$3,357,926	$12,821,531	$10,734,610	$—	$—	5,444,847	$5,444,847	$1,194
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	52,068	$5,429,130
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	286,680	10,538,357
SPDR Portfolio Intermediate Term Treasury ETF (a)	326,401	10,849,569
SPDR Portfolio Long Term Corporate Bond ETF (a)	339,147	10,778,092
SPDR Portfolio Mortgage Backed Bond ETF (a)(b)	686,686	18,293,315
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $54,962,980)		55,888,463
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	130,438	130,438
State Street Navigator Securities Lending Portfolio II (e)(f)	3,150,100	3,150,100
TOTAL SHORT-TERM INVESTMENTS (Cost $3,280,538)		$3,280,538
TOTAL INVESTMENTS—105.7% (Cost $58,243,518)		59,169,001
LIABILITIES IN EXCESS OF OTHER ASSETS—(5.7)%		(3,167,646)
NET ASSETS—100.0%		$56,001,355

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$55,888,463	$—	$—	$55,888,463
Short-Term Investments	3,280,538	—	—	3,280,538
TOTAL INVESTMENTS	$59,169,001	$—	$—	$59,169,001
See accompanying notes to schedule of investments.

SPDR SSGA FIXED INCOME SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	43,696	$4,420,287	$1,453,418	$578,481	$20,915	$112,991	52,068	$5,429,130	$67,752
SPDR Portfolio Intermediate Term Corporate Bond ETF	362,090	13,227,148	3,167,968	5,950,905	116,683	(22,537)	286,680	10,538,357	67,166
SPDR Portfolio Intermediate Term Treasury ETF	239,904	7,969,611	4,684,682	1,809,572	73,767	(68,919)	326,401	10,849,569	10,715
SPDR Portfolio Long Term Corporate Bond ETF	151,623	4,806,450	7,191,997	997,763	30,123	(252,715)	339,147	10,778,092	53,895
SPDR Portfolio Mortgage Backed Bond ETF	578,818	15,506,534	4,438,665	1,550,611	37,665	(138,938)	686,686	18,293,315	125,060
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,091,555	1,091,555	1,234,563	2,195,680	—	—	130,438	130,438	328
State Street Navigator Securities Lending Portfolio II	9,882,034	9,882,034	70,352,988	77,084,922	—	—	3,150,100	3,150,100	10,192
Total		$56,903,619	$92,524,281	$90,167,934	$279,153	$(370,118)		$59,169,001	$335,108
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC EQUITY — 99.7%
The Consumer Discretionary Select Sector SPDR Fund (a)(b)	109,858	$16,146,929
The Consumer Staples Select Sector SPDR Fund (a)(b)	284,603	18,243,052
The Industrial Select Sector SPDR Fund (a)(b)	175,941	13,543,938
The Technology Select Sector SPDR Fund (a)	306,490	35,767,383
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $74,185,578)		83,701,302
SHORT-TERM INVESTMENTS — 24.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.07% (c)(d)	244,004	244,004
State Street Navigator Securities Lending Portfolio II (e)(f)	20,447,779	20,447,779
TOTAL SHORT-TERM INVESTMENTS (Cost $20,691,783)		$20,691,783
TOTAL INVESTMENTS—124.4% (Cost $94,877,361)		104,393,085
LIABILITIES IN EXCESS OF OTHER ASSETS—(24.4)%		(20,474,056)
NET ASSETS—100.0%		$83,919,029

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at September 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at September 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended September 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$83,701,302	$—	$—	$83,701,302
Short-Term Investments	20,691,783	—	—	20,691,783
TOTAL INVESTMENTS	$104,393,085	$—	$—	$104,393,085
See accompanying notes to schedule of investments.

SPDR SSGA US SECTOR ROTATION ETF
Schedule of Investments  (continued)
September 30, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/20	Value at 6/30/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/20	Value at 9/30/20	Dividend Income
Consumer Discretionary Select Sector SPDR Fund	—	$—	$20,871,817	$6,322,841	$199,828	$1,398,125	109,858	$16,146,929	$33,572
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,345	11,345	616,773	384,114	—	—	244,004	244,004	43
State Street Navigator Securities Lending Portfolio II	4,445,869	4,445,869	176,093,962	160,092,052	—	—	20,447,779	20,447,779	6,151
The Communication Services Select Sector SPDR Fund	164,031	8,864,235	554,587	10,230,739	928,065	(116,148)	—	—	—
The Consumer Staples Select Sector SPDR Fund	29,312	1,718,856	16,277,746	389,855	41,113	595,192	284,603	18,243,052	107,189
The Energy Select Sector SPDR Fund	48,903	1,850,978	55,039	1,778,521	(149,531)	22,035	—	—	—
The Financial Select Sector SPDR Fund	476,814	11,033,476	429,377	11,920,039	(1,279,286)	1,736,472	—	—	—
The Health Care Select Sector SPDR Fund	174,726	17,484,831	807,967	18,930,470	1,425,940	(788,268)	—	—	—
The Industrial Select Sector SPDR Fund	—	—	14,027,186	1,173,307	137,067	552,992	175,941	13,543,938	53,712
The Technology Select Sector SPDR Fund	249,472	26,067,329	9,998,752	3,338,366	326,536	2,713,132	306,490	35,767,383	75,558
The Utilities Select Sector SPDR Fund	28,492	1,607,804	39,080	1,670,440	17,223	6,333	—	—	—
Total		$73,084,723	$239,772,286	$216,230,744	$1,646,955	$6,119,865		$104,393,085	$276,225
See accompanying notes to schedule of investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2020 (Unaudited)

Security Valuation
Each Portfolios's or Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolioss. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolios’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Portfolio's or Fund's NAV and the prices used by the Portfolios' or Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
September 30, 2020 (Unaudited)

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio’s or Fund's investments according to the fair value hierarchy as of September 30, 2020, is disclosed in the Portfolio’s or Fund's respective Schedules of Investments.
Loan Agreements
The Blackstone / GSO Senior Loan Portfolio, SPDR DoubleLine Total Return Tactical ETF and SPDR DoubleLine Short Duration Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The Portfolios and the Fund do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Portfolios and the Fund as the issuers of such loans.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2020 are disclosed in the Portfolios' or Funds' respective Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolios or Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Portfolios or Funds is available in the Portfolio's or Fund's most recent Report to Shareholders. This information is also available on the Portfolio's or Fund's at www.ssga.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.